                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:          811-02033

Exact name of registrant as specified
in charter:                                  The Reserve Fund

Address of principal executive offices:      1250 Broadway
                                             New York, NY 10001-3701

Name and address of agent for service:       Amy W. Bizar
                                             1250 Broadway
                                             New York, NY 10001-3701

Registrant's telephone number, including
area code:                                   212-401-5500

Date of fiscal year end:                     May 31

Date of reporting period:                    November 30, 2004

ITEM 1.     SEMI-ANNUAL REPORT TO SHAREHOLDERS

[H&R BLOCK(R) FINANCIAL ADVISORS LOGO]

MONEY MARKET FUNDS

OFFERED BY THE RESERVE FUNDS

PRIMARY FUND
U.S. GOVERNMENT FUND
U.S. TREASURY FUND

INTERSTATE TAX-EXEMPT FUND

CALIFORNIA TAX-EXEMPT FUND
CONNECTICUT TAX-EXEMPT FUND
FLORIDA TAX-EXEMPT FUND
MASSACHUSETTS TAX-EXEMPT FUND
MICHIGAN TAX-EXEMPT FUND
NEW JERSEY TAX-EXEMPT FUND
NEW YORK TAX-EXEMPT FUND
OHIO TAX-EXEMPT FUND
PENNSYLVANIA TAX-EXEMPT FUND
VIRGINIA TAX-EXEMPT FUND

LOUISIANA MUNICIPAL MONEY-MARKET FUND
MINNESOTA MUNICIPAL MONEY-MARKET FUND

SEMI-ANNUAL REPORT
NOVEMBER 30, 2004

                        THE RESERVE FUND -- PRIMARY FUND
            STATEMENT OF NET ASSETS -- NOVEMBER 30, 2004 (UNAUDITED)

   PRINCIPAL                                                                                     VALUE
    AMOUNT                                                                                      (NOTE 1)
----------------                                                                            ----------------
                   NEGOTIABLE BANK CERTIFICATES OF DEPOSIT -- 67.0%
                   DOMESTIC -- 9.4%
$    300,000,000   Chase Manhattan Bank U.S.A., 2.04%, 5/11/05*                             $    299,999,028
     150,000,000   Keybank NA, 2.10%, 12/27/04                                                   150,000,000
     100,000,000   National Bank of Commerce, 2.115%, 1/20/05*                                    99,998,620
     200,000,000   Washington Mutual Bank FA, 2.05%, 12/14/04                                    200,000,000
     300,000,000   Washington Mutual Bank FA, 2.22%, 02/02/05                                    300,000,000
     300,000,000   Washington Mutual Bank FA, 2.16%, 04/25/05                                    300,000,000
     200,000,000   Wells Fargo Bank, 1.90%, 12/14/04                                             200,000,000
      50,000,000   Wilmington Trust Co., 2.24%, 2/07/05                                           50,000,000
                                                                                            ----------------
                                                                                               1,599,997,648
                                                                                            ----------------
                   YANKEES -- 57.6%
     400,000,000   Abbey National PLC, 1.7728%, 9/12/05                                          399,890,508
     200,000,000   Barclays Bank PLC, 2.05%, 12/23/04*                                           199,996,369
     400,000,000   Barclays Bank PLC, 1.925%, 4/04/05*                                           399,965,770
     400,000,000   Bayerische Landesbank Girozentrale, 2.03%, 12/15/04*                          399,995,364
     250,000,000   BNP Paribas 1.715%, 12/02/04                                                  250,000,000
     340,000,000   Calyon, 2.035%, 3/17/05*                                                      339,976,249
      70,000,000   Calyon, 2.045%, 4/21/05*                                                       69,994,592
      50,000,000   Calyon, 1.7825%, 9/12/05*                                                      49,984,263
     200,000,000   Canadian Imperial Bank of Commerce, 2.035%, 12/15/04*                         199,998,069
     200,000,000   Canadian Imperial Bank of Commerce, 2.15%, 12/16/05                           200,000,000
     700,000,000   Credit Suisse First Boston, 2.06%, 12/16/04                                   700,000,000
     100,000,000   Credit Suisse First Boston, 2.1075%, 11/18/05                                 100,000,000
     200,000,000   Deutsche Bank AG, 1.33%, 3/15/05                                              200,000,000
     200,000,000   Deutsche Bank AG, 1.31%, 4/25/05                                              200,000,000
     100,000,000   Deutsche Bank AG, 1.355%, 4/29/05                                             100,000,000
     100,000,000   Dexia Bank, 2.06%, 12/21/04                                                   100,000,000
     100,000,000   Forenings Sparbanken, 1.9693%, 3/4/05*                                         99,993,601
     200,000,000   Fortis Bank, 1.72%, 12/03/04                                                  200,000,000
     100,000,000   Fortis Bank, 2.06%, 12/22/04                                                  100,000,000
     100,000,000   HBOS PLC, 1.88%, 12/29/04                                                      99,980,212
     250,000,000   HBOS PLC, 2.1375%, 3/31/05*                                                   249,983,438
     200,000,000   Lloyds TSB Bank PLC, 1.74%, 12/06/04                                          200,000,000
     400,000,000   Natexis Banques Populaires, 2.0462%, 12/16/04*                                399,995,034
     250,000,000   Norddeutsche Landesbank Girozentrale, 2.03%, 12/15/04*                        249,997,103
     100,000,000   Nordea Bank, 1.9693%, 3/04/05*                                                 99,993,601
     250,000,000   Royal Bank of Canada PLC, 1.715%, 12/02/04                                    250,000,000
     500,000,000   Royal Bank of Scotland PLC, 2.01%, 3/14/05*                                   499,963,231
     200,000,000   Royal Bank of Scotland PLC, 2.295%, 8/26/05*                                  199,955,696

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                     VALUE
    AMOUNT                                                                                      (NOTE 1)
----------------                                                                            ----------------
                   NEGOTIABLE BANK CERTIFICATES OF DEPOSIT -- (CONTINUED)
                   YANKEES -- (CONTINUED)
$    225,000,000   Societe Generale, 1.9693%, 3/04/05*                                      $    224,988,272
     300,000,000   Societe Generale, 2.04%, 3/10/05*                                             299,983,572
     200,000,000   Societe Generale, 2.0375%, 3/17/05*                                           199,986,820
     100,000,000   Standard Chartered, 2.07%, 2/17/05*                                            99,997,859
     100,000,000   Standard Chartered, 2.11%, 2/23/05*                                            99,997,694
     200,000,000   Standard Chartered, 2.02%, 3/09/05*                                           199,989,217
     100,000,000   Svenska Handelsbanken, 2.04%, 12/15/04                                        100,000,000
     400,000,000   Svenska Handelsbanken, 2.0475%, 5/18/05*                                      399,972,097
     200,000,000   Toronto-Dominion Bank, 1.92%, 12/20/04                                        200,000,000
     400,000,000   Toronto-Dominion Bank, 2.265%, 2/18/05                                        400,000,000
     200,000,000   UBS AG, 2.06%, 12/20/04                                                       200,000,000
     400,000,000   UBS AG, 2.075%, 12/23/04                                                      400,000,000
     225,000,000   Westdeutsche Landesbank AG, 1.99%, 3/07/05*                                   224,990,847
     200,000,000   Westdeutsche Landesbank AG, 2.03%, 3/11/05*                                   199,991,744
                                                                                            ----------------
                                                                                               9,809,561,222
                                                                                            ----------------
                   Total Negotiable Bank Certificates of Deposit
                   (Cost $11,409,558,870)                                                     11,409,558,870
                                                                                            ----------------
                   EURO TIME DEPOSIT -- 4.4%
     754,000,000   Bank of America NA, 1.9375%, 12/01/04
                   (Cost $754,000,000)                                                           754,000,000
                                                                                            ----------------
                   GOVERNMENT AGENCY NOTES -- 16.8%
     350,000,000   Federal Home Loan Bank, 1.45%, 3/11/05                                        350,000,000
     200,000,000   Federal Home Loan Bank, 1.79%, 3/15/05*                                       200,000,000
     165,000,000   Federal Home Loan Bank, 1.99%, 4/19/05*                                       164,984,972
     190,000,000   Federal Home Loan Bank, 1.30%, 4/25/05                                        190,000,000
     100,000,000   Federal Home Loan Bank, 1.35%, 4/29/05                                        100,000,000
     100,000,000   Federal Home Loan Bank, 1.36%, 5/03/05                                        100,000,000
     200,000,000   Federal Home Loan Bank, 2.005%, 10/03/05*                                     199,941,092
     200,000,000   Federal Home Loan Mortgage Corp., 2.30%, 9/26/05                              200,000,000
     100,000,000   Federal Home Loan Mortgage Corp., 2.00%, 10/07/05                             100,022,944
     300,000,000   Federal National Mortgage Association, 1.375%, 2/14/05                        300,000,000
     100,000,000   Federal National Mortgage Association, 1.40%, 5/03/05                         100,000,000
     100,000,000   Federal National Mortgage Association, 1.55%, 5/04/05                         100,000,000
     175,000,000   Federal National Mortgage Association, 1.65%, 5/16/05                         175,000,000
     200,000,000   Federal National Mortgage Association, 1.81%, 5/27/05                         200,000,000
     150,000,000   Federal National Mortgage Association, 1.9412%, 9/08/05*                      149,942,017

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                     VALUE
    AMOUNT                                                                                      (NOTE 1)
----------------                                                                            ----------------
                   GOVERNMENT AGENCY NOTES -- (CONTINUED)
$    223,300,000   Federal National Mortgage Association,
                   1.8756%, 10/03/05*                                                       $    223,200,004
                                                                                            ----------------
                   Total Government Agency Notes
                   (Cost $2,853,091,029)                                                       2,853,091,029
                                                                                            ----------------
                   REPURCHASE AGREEMENTS -- 11.6%
   1,081,000,000   Bear Stearns & Co., Inc., 2.07%, dated 11/30/04, due
                   12/01/04, repurchase proceeds at maturity
                   $1,081,062,158 (collateralized by FGRA 0%, due
                   12/15/13 to 11/15/34 valued at $152,298,560, FGSR
                   0% due 1/01/23 valued at $497,751, FNMA 0% to
                   7.074% due 10/25/40 to 5/25/42 valued at $22,719,078,
                   FNRA 0% due 12/25/06 to 11/25/34 valued at
                   $458,910,012, FNR 6.0% due 6/25/23 valued at
                   $2,475,240, FNST 0% due 9/01/10 to 10/1/33 valued at
                   $44,542,468, FXRA 0% due 3/18/32 valued at
                   $6,014,940, GNRM 2.30% to 2.70% due 5/16/23 to
                   3/16/34 valued at $191,127,619, GNRR 2.44% to
                   3.14% due 5/20/23 to 7/20/34 valued at $234,832,464,
                   SFNI 0% due 1/1/18 to 12/1/18 valued at $12,784)                            1,081,000,000
     600,000,000   Deutsche Bank Securities Inc., 2.06%, dated 11/30/04,
                   due 12/01/04, repurchase proceeds at maturity
                   $600,034,333 (collateralized by FNRM 3.50% to 5.00%
                   due 2/25/13 to 12/25/32 valued at $35,096,317, FGRM
                   2.75% to 5.50% due 2/15/12 to 10/15/33 valued at
                   $489,870,373, GNAR 3.50% due 8/20/30 to 8/20/32
                   valued at $2,493,327, GNMI 6.50% due 4/15/32 valued
                   at $1,010,944, GNRM 3.648% to 6.00% due 9/16/17 to
                   9/20/32 valued at $89,529,039)                                                600,000,000
     300,000,000   JP Morgan Chase & Co., 2.08%, dated 11/30/04, due
                   12/01/04, repurchase proceeds at maturity $300,017,333
                   (collateralized by FGRM 0% to 6.00% due 12/15/08 to
                   6/15/33 valued at $93,255,334, FNRM 0% due 1/25/17
                   to 3/25/31 valued at $46,538,338, GNRM 5.00% due
                   5/16/31 valued at $25,197,313, GNRP 5.00% due
                   5/17/31 valued at $48,060,220, GNRR 5.50% due
                   8/20/32 valued at $95,951,421)                                                300,000,000
                                                                                            ----------------
                   Total Repurchase Agreements (Cost $1,981,000,000)                           1,981,000,000
                                                                                            ----------------
                   TOTAL INVESTMENTS (COST+ $16,997,649,899)                         99.8%    16,997,649,899
                   COMPREHENSIVE MANAGEMENT FEES PAYABLE                              0.0           (171,604)
                   DISTRIBUTION (12b-1) FEES PAYABLE                                  0.0            (33,501)
                   OTHER ASSETS, LESS LIABILITIES                                     0.2         34,937,757
                                                                                    -----   ----------------
                   NET ASSETS                                                       100.0%  $ 17,032,382,551
                                                                                    =====   ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                   SHARE OF EACH CLASS BASED ON SHARES OF BENEFICIAL
                   INTEREST, $.001 PAR VALUE OUTSTANDING AND EQUIVALENT
                   TO THE NET ASSETS OF EACH CLASS:

                   6,014,721,434 SHARES CLASS R                                             $           1.00
                                                                                            ================
                   17,233,651 SHARES CLASS 95                                               $           1.00
                                                                                            ================
                   60,102,425 SHARES CLASS 75                                               $           1.00
                                                                                            ================
                   22,066,552 SHARES CLASS 70                                               $           1.00
                                                                                            ================
                   639,871,771 SHARES CLASS TREASURER'S TRUST                               $           1.00
                                                                                            ================
                   15,333,018 SHARES CLASS 45                                               $           1.00
                                                                                            ================
                   4,178,370 SHARES CLASS 35                                                $           1.00
                                                                                            ================
                   726,748,234 SHARES CLASS 25                                              $           1.00
                                                                                            ================
                   264,575,542 SHARES CLASS 20                                              $           1.00
                                                                                            ================
                   73,670,702 SHARES CLASS 15                                               $           1.00
                                                                                            ================
                   537,480,383 SHARES CLASS 12                                              $           1.00
                                                                                            ================
                   8,656,400,469 SHARES CLASS 8                                             $           1.00
                                                                                            ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                    THE RESERVE FUND -- U.S. GOVERNMENT FUND
            STATEMENT OF NET ASSETS -- NOVEMBER 30, 2004 (UNAUDITED)

   PRINCIPAL                                                                                     VALUE
    AMOUNT                                                                                      (NOTE 1)
----------------                                                                            ----------------
                   GOVERNMENT AGENCY NOTES -- 66.8%
$     15,000,000   Federal Home Loan Bank, 1.45%, 3/11/05                                   $     15,000,000
      58,050,000   Federal Home Loan Bank, 1.795%, 3/15/05*                                       58,047,342
      50,000,000   Federal Home Loan Bank, 2.05%, 4/07/05*                                        50,000,000
      20,000,000   Federal Home Loan Bank, 1.30%, 4/13/05                                         20,000,000
      10,000,000   Federal Home Loan Bank, 1.35%, 4/15/05                                         10,000,000
      50,000,000   Federal Home Loan Bank, 1.99%, 4/19/05*                                        49,995,920
      10,000,000   Federal Home Loan Bank, 1.30%, 4/25/05                                         10,000,000
      10,000,000   Federal Home Loan Bank, 1.36%, 5/03/05                                         10,000,000
      15,595,000   Federal Home Loan Bank, 1.65%, 5/17/05                                         15,595,000
      50,000,000   Federal Home Loan Bank, 1.905%, 10/03/05*                                      49,978,962
      40,000,000   Federal Home Loan Mortgage Corp.,1.14%, 12/15/04                               39,982,267
      30,000,000   Federal Home Loan Mortgage Corp., 1.14%, 12/17/04                              29,984,800
      50,000,000   Federal Home Loan Mortgage Corp., 2.30%, 9/26/05                               50,000,000
      50,000,000   Federal Home Loan Mortgage Corp., 2.00%, 10/07/05*                             50,014,752
      50,000,000   Federal National Mortgage Association, 2.00%, 12/20/04*                        49,999,479
      50,000,000   Federal National Mortgage Association, 2.0193%, 1/28/05*                       49,997,809
      25,000,000   Federal National Mortgage Association, 1.375%, 2/14/05                         25,000,000
     300,000,000   Federal National Mortgage Association, 1.9412%, 9/08/05*                      299,884,813
      25,000,000   Federal National Mortgage Association, 2.08%, 12/29/05*                        24,987,703
                                                                                            ----------------
                   Total Government Agency Notes
                   (Cost $908,468,847)                                                           908,468,847
                                                                                            ----------------
                   REPURCHASE AGREEMENTS -- 33.0%
     217,000,000   Bear Stearns & Co., Inc., 2.07%, dated 11/30/04, due
                   12/01/04, repurchase proceeds at maturity $217,012,478
                   (collateralized by FGRM 5.00% due 8/15/30 valued at
                   $134,240,948, SBA 0% to 10.525% due 1/25/07 to
                   3/25/22 valued at $88,404,494)                                                217,000,000
     154,000,000   Deutsche Bank Securities Inc., 2.06%, dated 11/30/04,
                   due 12/01/04, repurchase proceeds at maturity
                   $154,008,812 (collateralized by GNMAI 5.00% due
                   10/15/34 valued at $158,620,001)                                              154,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                     VALUE
    AMOUNT                                                                                      (NOTE 1)
----------------                                                                            ----------------
                   REPURCHASE AGREEMENTS -- (CONTINUED)
$     40,000,000   JP Morgan Chase & Co., 2.08%, dated 11/30/04, due
                   12/01/04, repurchase proceeds at maturity
                   $40,002,311 (collateralized by GNRR 2.44% due
                   2/20/31 to 7/20/34 valued at $41,201,420)                                $     40,000,000
      38,000,000   State Street Bank & Trust Co., 1.99%, dated 11/30/04,
                   due 12/01/04, repurchase proceeds at maturity
                   $38,002,101 (collateralized by FHLMC 2.875% due
                   9/15/05 valued at $38,762,753)                                                 38,000,000
                                                                                            ----------------
                   Total Repurchase Agreements (Cost $449,000,000)                               449,000,000
                                                                                            ----------------
                   TOTAL INVESTMENTS (COST+ $1,357,468,847)                          99.8%     1,357,468,847
                   COMPREHENSIVE MANAGEMENT FEES PAYABLE                              0.0%           (26,386)
                   OTHER ASSETS, LESS LIABILITIES                                     0.2%         2,883,167
                                                                                    -----   ----------------
                   NET ASSETS                                                       100.0%  $  1,360,325,628
                                                                                    =====   ================
                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                   SHARE OF EACH CLASS BASED ON SHARES OF BENEFICIAL
                   INTEREST, $.001 PAR VALUE OUTSTANDING AND EQUIVALENT
                   TO THE NET ASSETS OF EACH CLASS:

                   885,711,476 SHARES CLASS R                                               $           1.00
                                                                                            ================
                   53,199,232 SHARES CLASS TREASURER'S TRUST                                $           1.00
                                                                                            ================
                   130,594 SHARES CLASS 45                                                  $           1.00
                                                                                            ================
                   66,577,806 SHARES CLASS 25                                               $           1.00
                                                                                            ================
                   102,258 SHARES CLASS 15                                                  $           1.00
                                                                                            ================
                   10,041,991 SHARES CLASS 12                                               $           1.00
                                                                                            ================
                   344,562,271 SHARES CLASS 8                                               $           1.00
                                                                                            ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     THE RESERVE FUND -- U.S. TREASURY FUND
            STATEMENT OF NET ASSETS -- NOVEMBER 30, 2004 (UNAUDITED)

   PRINCIPAL                                                                                     VALUE
    AMOUNT                                                                                      (NOTE 1)
----------------                                                                            ----------------
                   U.S. TREASURY BILLS -- 85.7%
$     32,300,000   1.60%--1.80%, 12/02/04                                                   $     32,298,539
      40,900,000   1.83%--1.865%, 12/09/04                                                        40,883,063
      89,400,000   1.91%--1.93%, 12/16/04                                                         89,328,686
      45,000,000   1.96%, 12/23/04                                                                44,946,100
      50,000,000   1.87%, 1/06/05                                                                 49,906,500
      32,000,000   1.72%, 2/03/05                                                                 31,902,151
      20,000,000   2.025%, 2/10/05                                                                19,920,125
      35,000,000   2.075%, 2/17/05                                                                34,842,646
      30,000,000   2.025%, 4/07/05                                                                29,785,688
      25,000,000   2.24%, 5/12/05                                                                 24,748,000
                                                                                            ----------------
                   Total U.S. Treasury Bills (Cost $398,561,498)                                 398,561,498
                                                                                            ----------------
                   U.S. TREASURY NOTES -- 13.8%
      50,000,000   1.75%, 12/31/04                                                                50,027,273
      14,500,000   1.25%, 5/31/05                                                                 14,436,418
                                                                                            ----------------
                   Total U.S. Treasury Notes (Cost $64,463,691)                                   64,463,691
                                                                                            ----------------
                   TOTAL INVESTMENTS (COST+ $463,025,189)                            99.5%       463,025,189
                   COMPREHENSIVE MANAGEMENT FEES PAYABLE                              0.0             (8,740)
                   DISTRIBUTION (12b-1) FEES PAYABLE                                  0.0             (1,877)
                   OTHER ASSETS, LESS LIABILITIES                                     0.5          2,225,120
                                                                                    -----   ----------------
                   NET ASSETS                                                       100.0%  $    465,239,692
                                                                                    =====   ================
                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                   SHARE OF EACH CLASS BASED ON SHARES OF BENEFICIAL
                   INTEREST, $.001 PAR VALUE OUTSTANDING AND EQUIVALENT
                   TO THE NET ASSETS OF EACH CLASS:

                   334,297,680 SHARES CLASS R                                               $           1.00
                                                                                            ================
                   86,009,626 SHARES CLASS TREASURER'S TRUST                                $           1.00
                                                                                            ================
                   8,196,240 SHARES CLASS 75                                                $           1.00
                                                                                            ================
                   10,089 SHARES CLASS 45                                                   $           1.00
                                                                                            ================
                   10,112 SHARES CLASS 25                                                   $           1.00
                                                                                            ================
                   100 SHARES CLASS 12                                                      $           1.00
                                                                                            ================
                   36,715,845 SHARES CLASS 8                                                $           1.00
                                                                                            ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                    GLOSSARY

FGRA   -- FHLMC Adjustable Rate REMIC
FGRM   -- FHLMC Gold REMIC Mortgage-Backed Pass-Through Participation
          Certificates
FGSR   -- FHLMC Gold STRIP Pro-Rata Principal Only
FHLMC  -- Federal Home Loan Mortgage Corp.
FMRA   -- FHLMC REMIC
FNMA   -- Federal National Mortgage Association
FNRA   -- FNMA REMIC
FNRM   -- FNMA REMIC Mortgage-Backed Pass-Through Securities
FNDN   -- FHLMC Discount Note
FNST   -- FNMA STRIPS
FXRA   -- FNMA Series 2001-72
GNAR   -- GNMA Adjustable Rate Mortgage-Backed Pass-Through Securities
GNMA   -- Government National Mortgage Association
GNMAI  -- GNMA I MBS Fixed Rate
GNMAII -- GNMA II MBS Fixed Rate
GNRM   -- GNMA Pass-Through Floating Rate Securities
GNRP   -- Federal Eligible GNMA REMIC
GNRR   -- PPC Eligible GNMA REMIC
REMIC  -- Real Estate Mortgage Investment Conduit
SBA    -- Small Business Administration
SFNI   -- FNMA Stripped Mortgage-Backed Securities

----------
*  Variable rate instrument.
+ The cost of investments for federal income tax purposes is the same as the cost for financial reporting purposes.

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST -- INTERSTATE TAX-EXEMPT FUND
            STATEMENT OF NET ASSETS -- NOVEMBER 30, 2004 (UNAUDITED)

   PRINCIPAL                                                                                     VALUE
    AMOUNT                                                                                      (NOTE 1)
----------------                                                                            ----------------
                   TAX-EXEMPT OBLIGATIONS -- 99.1%
                   ARIZONA -- 1.8%
$      5,100,000   Apache County IDA for Tucson Electric Power Co.,
                   1.68% - 1.72%, 12/15/18(a)                                               $      5,100,000
       2,000,000   Apache County IDA for Tucson Electric Power Co.,
                   1.72%, 12/1/20(a)                                                               2,000,000
       3,700,000   Arizona HCF for Royal Oaks, 1.67%, 3/1/27(a)                                    3,700,000
       1,000,000   Phoenix IDR for Del Mar Terrace, 1.66%, 10/1/29(a)                              1,000,000
       3,400,000   Pima County IDA for Tucson Electric Power Co.,
                   Series A, 1.68%, 12/1/22(a)                                                     3,400,000
       1,000,000   Yuma IDA for El Encanto Apt., MFH,
                   1.68%, 4/15/33(a)                                                               1,000,000
                                                                                            ----------------
                                                                                                  16,200,000
                                                                                            ----------------
                   CALIFORNIA -- 6.1%
       7,800,000   California Statewide for Covenant Retirement
                   Community, 1.65%, 12/1/25(a)                                                    7,800,000
      18,700,000   California Water Department Reserve Powersupply,
                   Series B-6, 1.60%, 5/1/22(a)                                                   18,700,000
       1,000,000   Hemet MFHR for Sunwest Retirement, Series 99-A,
                   1.65%, 1/1/25(a)                                                                1,000,000
         600,000   Kern County COP, Series A, 1.63%, 8/1/06(a)                                       600,000
       6,100,000   Orange County HDC for the Lakes, Series A,
                   1.65%, 12/1/06(a)                                                               6,100,000
       1,100,000   Orange County HDC for Nigel Summit, Series B,
                   1.57%, 11/2/09(a)                                                               1,100,000
      18,300,000   Riverside CFD, Special Tax # 88-4, 1.66%, 9/1/14(a)                            18,300,000
         154,770   Santa Ana USD, 1.65%, 7/1/15(a)                                                   154,770
                                                                                            ----------------
                                                                                                  53,754,770
                                                                                            ----------------
                   COLORADO -- 2.4%
         700,000   Arapahoe County for Sratford State, 1.68%, 11/1/17(a)                             700,000
         600,000   Broomfield IDA for Buckeye Investments,
                   1.71%, 12/1/09(a)                                                                 600,000
       1,250,000   Colorado ECFA for Denver Art Museum,
                   1.67%, 1/1/34(a)                                                                1,250,000
       1,045,000   Colorado ECFA for YMCA Metropolitan Denver,
                   1.69%, 7/1/18(a)                                                                1,045,000
      15,000,000   Colorado HFA for Adventist Health Sunbelt, Series B,
                   1.67%, 11/15/34(a)                                                             15,000,000
       2,800,000   University of Colorado, Series B, 1.80%, 11/15/35(a)                            2,800,000
                                                                                            ----------------
                                                                                                  21,395,000
                                                                                            ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                     VALUE
    AMOUNT                                                                                      (NOTE 1)
----------------                                                                            ----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   CONNECTICUT -- 7.2%
       1,760,000   Connecticut DAR for Independent Living,
                   1.65%, 7/1/15(a)                                                         $      1,760,000
         360,000   Connecticut DAR for Pierce Memorial Baptist,
                   1.62%, 10/1/28(a)                                                                 360,000
      26,200,000   Connecticut HEFA for Hotchkiss School, Series A,
                   1.64%, 7/1/30(a)                                                               26,200,000
       1,100,000   Connecticut HEFA for Klingberg Family Center,
                   1.60% - 1.67%, 7/1/32(a)                                                        1,100,000
         200,000   Connecticut HEFA for Middlesex Hospital, Series J,
                   1.66%, 7/1/26(a)                                                                  200,000
         800,000   Connecticut HEFA for Raphael Hospital, Series J,
                   1.65%, 7/1/22(a)                                                                  800,000
         245,000   Connecticut HEFA for United Methodist Homes, Series A,
                   1.65%, 7/1/31(a)                                                                  245,000
      25,000,000   Connecticut HEFA for Yale University, Series T-2,
                   1.58%, 7/1/29(a)                                                               25,000,000
       1,100,000   Connecticut HFA, Series D-3, 1.60%, 5/15/18(a)                                  1,100,000
       1,300,000   Connecticut Special Tax for Transportation Infrastructure,
                   Series 1, 1.70%, 9/1/20(a)                                                      1,300,000
       2,600,000   Connecticut State GO, Series 1-A, 1.73%, 2/15/21(a)                             2,600,000
       1,200,000   Connecticut State GO, Series 97-B, 1.60%, 5/15/14(a)                            1,200,000
         200,000   Hartford Redev. Agency MHR for Underwood Towers
                   Project, 1.66%, 6/1/20(a)                                                         200,000
       1,050,000   New Canaan Housing Authority for Village at Waveny
                   Care Center, 1.65%, 1/1/22(a)                                                   1,050,000
         500,000   North Canaan HFA for Geer Woods, 1.66%, 8/1/31(a)                                 500,000
                                                                                            ----------------
                                                                                                  63,615,000
                                                                                            ----------------
                   DISTRICT OF COLUMBIA -- 0.4%
       3,000,000   District of Columbia GO, Series D-2, 1.70%, 6/1/26(a)                           3,000,000
                                                                                            ----------------
                   FLORIDA -- 7.7%
       5,100,000   Alachua County HFA for Oak Hammock University,
                   1.67%, 10/1/32(a)                                                               5,100,000
         210,000   Broward County HFA for Jacaranda Village Apartments,
                   1.69%, 9/1/22(a)                                                                  210,000
         400,000   Broward County HFA for Multi-Family Margate,
                   1.69%, 11/1/05(a)                                                                 400,000
       8,200,000   Capital Finance Authority for Glenridge Palmer Ranch,
                   1.67%, 6/1/12(a)                                                                8,200,000
       1,200,000   Dade County IDA for Florida Power & Light,
                   1.69%, 06/1/21(a)                                                               1,200,000
      13,410,000   Dade County Water Service, 1.64%, 10/5/22(a)                                   13,410,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                     VALUE
    AMOUNT                                                                                      (NOTE 1)
----------------                                                                            ----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   FLORIDA -- (CONTINUED)
$        300,000   Duval County HFA for Lighthouse Bay Apartments,
                   1.68%, 12/1/32(a)                                                        $        300,000
       5,950,000   Florida State Municipal Power for Stanton,
                   1.67%, 10/1/19(a)                                                               5,950,000
      19,300,000   Jacksonville Florida District Energy System Series A,
                   1.62%, 10/1/34(a)                                                              19,300,000
       1,500,000   Lakeland Energy System Revenue, 1.66%, 10/1/37(a)                               1,500,000
          30,000   Lee County HFA for Cypress Cove Healthpark, Series B,
                   1.71%, 10/1/07(a)                                                                  30,000
         800,000   Manatee County PCR for Florida Power & Light Co.,
                   1.70%, 9/1/24(a)                                                                  800,000
       1,205,000   Orange County for YMCA, Series A, 1.74%, 5/1/27(a)                              1,205,000
       8,500,000   Palm Beach County for Morse Obligation Group,
                   1.70%, 5/1/33(a)                                                                8,500,000
         500,000   Palm Beach County for Norton Gallery School of Art,
                   1.67%, 5/1/30(a)                                                                  500,000
         300,000   Palm Beach County for Raymond F Kravis Center,
                   1.60%, 7/1/32(a)                                                                  300,000
         200,000   Pinellas County HFA for Foxbridge Apartments,
                   1.63%, 6/15/25(a)                                                                 200,000
         500,000   Sarasota County HFA for Bay Village,
                   1.74%, 12/1/23(a)                                                                 500,000
         200,000   University of Florida Athletic Association Stadium
                   Project, 1.74%, 2/1/20(a)                                                         200,000
                                                                                            ----------------
                                                                                                  67,805,000
                                                                                            ----------------
                   GEORGIA -- 0.1%
       1,213,165   Georgia Muni Assoc. Pool Bd. COP,
                   1.74%, 12/15/20(a)                                                              1,213,165
                                                                                            ----------------
                   HAWAII -- 1.3%
      11,700,000   Honolulu City & County GO, Series 2001-C,
                   1.18%, 12/1/13(b)                                                              11,700,000
                                                                                            ----------------
                   IDAHO -- 0.7%
       6,250,000   Idaho HCF for St Lukes Medical Center Project,
                   1.67%, 5/1/22(a)                                                                6,250,000
                                                                                            ----------------
                   ILLINOIS -- 1.7%
       1,000,000   Chicago WSR, 1.66%, 11/1/30(a)                                                  1,000,000
       2,400,000   Illinois DFA for Diamond Stars Motors,
                   1.69%, 12/1/08(a)                                                               2,400,000
       2,900,000   Illinois DFA for Jewish Council Youth Services,
                   1.73%, 9/1/28(a)                                                                2,900,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                     VALUE
    AMOUNT                                                                                      (NOTE 1)
----------------                                                                            ----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   ILLINOIS -- (CONTINUED)
$      5,000,000   Illinois DFA for Learning Charter School,
                   1.73%, 9/1/33(a)                                                         $      5,000,000
         700,000   Illinois DFA for WBEZ Alliance, 1.68%, 3/1/29(a)                                  700,000
         400,000   Illinois HCF for Memorial Health Systems,
                   1.72%,10/1/22(a)                                                                  400,000
       1,700,000   McCook County for Saint Andrews, 1.71%, 12/1/21(a)                              1,700,000
       1,265,000   Streamwood for Olde Church Centre, 1.85%, 12/1/14(a)                            1,265,000
                                                                                            ----------------
                                                                                                  15,365,000
                                                                                            ----------------
                   INDIANA -- 0.1%
         500,000   Marshall County EDA for Culver Foundation,
                   1.68%, 1/1/35(a)                                                                  500,000
                                                                                            ----------------
                   IOWA -- 0.1%
       1,000,000   Des Moines HRB for Iowa Methodist Medical Center,
                   1.67%, 8/1/15(a)                                                                1,000,000
                                                                                            ----------------
                   KENTUCKY -- 1.3%
      11,500,000   Ashland PCR for Ashland Oil, 1.60%, 4/1/09(a)                                  11,500,000
                                                                                            ----------------
                   LOUISIANA -- 2.6%
       1,720,000   East Baton Rouge for Rhone-Poulenc Inc.,
                   1.69%, 12/1/11(a)                                                               1,720,000
         986,000   Lake Charles District Revenue for Conoco, Series A,
                   1.68%, 9/1/29(a)                                                                  986,000
         979,000   Lake Charles HRB & Term. District Revenue for
                   CITGO Corp., 1.68%, 8/1/07(a)                                                     979,000
         979,000   Louisiana Environmental Facilities Community DAR,
                   Series A, 1.69%, 11/1/34(a)                                                       979,000
          90,000   Louisiana Offshore Term. Auth. Deepwater Port Rev.
                   for Loop LLC, Series A, 1.69%, 9/1/14(a)                                           90,000
       3,993,000   Louisiana Offshore Term. Auth. Deepwater Port Rev.
                   for Loop LLC, Series A 1.68%, 9/1/17(a)                                         3,993,000
         190,000   Louisiana PFA for Kenner Hotel Ltd., 1.62%,12/1/15(a)                             190,000
       7,690,000   Louisiana PFA, Multi-family, 1.69%, 6/15/31(a)                                  7,690,000
       1,390,000   Louisiana University for Agriculture & Mechanical
                   College, 1.70%, 7/1/30(a)                                                       1,390,000
       4,990,000   South Louisiana Port Marine Term. for Occidental
                   Petroleum Corp., 1.66%, 7/1/18(a)                                               4,990,000
          90,000   South Louisiana Port Marine Term. for Occidental
                   Petroleum Corp., 1.68%, 7/1/21(a)                                                  90,000
                                                                                            ----------------
                                                                                                  23,097,000
                                                                                            ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                     VALUE
    AMOUNT                                                                                      (NOTE 1)
----------------                                                                            ----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   MARYLAND -- 2.5%
$      1,000,000   Anne Arundel County Multi-family Rev. for Mill
                   Pond Apt., 1.57%, 10/1/33(a)                                             $      1,000,000
       1,000,000   Baltimore Housing for Spring Hill, 1.67%, 9/20/28(a)                            1,000,000
       1,000,000   Baltimore IDA City Council, 1.67%, 8/1/16(a)                                    1,000,000
       4,000,000   Howard County for Vantage House Facility, Series A,
                   1.67% 6/1/32(a)                                                                 4,000,000
       1,200,000   Howard County Multi-Family for Sherwood Crossing
                   Apt., 1.68% 7/15/33(a)                                                          1,200,000
       1,300,000   Maryland HEFA Pooled Loan Program, Series 1985,
                   1.66%, 4/1/35(a)                                                                1,300,000
       1,370,000   Maryland HEFA Pooled Loan Program, Series D,
                   1.67%, 1/1/29(a)                                                                1,370,000
       1,000,000   Maryland State Health & Higher Education for
                   Carnegie Institute, 1.67%, 10/1/37(a)                                           1,000,000
       1,975,000   Maryland State Health & Higher Education for
                   Trinity College, 1.68%, 11/1/26(a)                                              1,975,000
       5,000,000   Maryland State HEFA for Adventist Health Care,
                   Series A, 1.69%, 1/1/35(a)                                                      5,000,000
       2,000,000   Maryland State Trans. Auth. for Baltimore/Washington
                   Airport, Series A, 1.60%, 7/1/13(a)                                             2,000,000
       1,000,000   Montgomery County EDA for Riderwood Village Inc.,
                   1.70%, 3/1/34(a)                                                                1,000,000
                                                                                            ----------------
                                                                                                  21,845,000
                                                                                            ----------------
                   MASSACHUSETTS -- 14.6%
       1,940,000   Massachusetts DFA for Bedford Notre Dame Health Care,
                   1.75%, 10/1/29(a)                                                               1,940,000
       6,200,000   Massachusetts DFA for Briarwood Retirement, Series A,
                   1.68%, 1/1/35(a)                                                                6,200,000
         500,000   Massachusetts DFA for Jewish High School Project,
                   1.67% - 1.68%, 6/1/32(a)                                                          500,000
         600,000   Massachusetts DFA for Ocean Spray Cranberry,
                   1.67%, 10/15/11(a)                                                                600,000
      10,669,000   Massachusetts DFA for Smith College, 1.66%, 7/1/24(a)                          10,669,000
      10,000,000   Massachusetts GO, Series 97, 1.64%, 8/1/15(a)                                  10,000,000
      24,250,000   Massachusetts GO, Series 97-B, 1.63%, 9/1/16(a)                                24,250,000
         135,000   Massachusetts HEFA for Becker College, Series A-2,
                   1.78%, 7/1/09(a)                                                                  135,000
         100,000   Massachusetts HEFA for Berklee College of Music,
                   Series D, 1.59%, 10/1/27(a)                                                       100,000
      10,000,000   Massachusetts HEFA for Harvard University,
                   1.50%, 1/1/24(a)                                                               10,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                     VALUE
    AMOUNT                                                                                      (NOTE 1)
----------------                                                                            ----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   MASSACHUSETTS -- (CONTINUED)
$     27,600,000   Massachusetts HEFA for Harvard University,
                   Series Y, 1.53%, 7/1/35(a)                                               $     27,600,000
      10,000,000   Massachusetts HEFA for Massachusetts Institute of
                   Technology, Series J-2, 1.53%, 7/1/31(a)                                       10,000,000
       5,300,000   Massachusetts HEFA for University of Massachusetts,
                   Series A, 1.62%, 11/1/30(a)                                                     5,300,000
         600,000   Massachusetts HEFA for Wellesley College, Series E,
                   1.62%, 7/1/22(a)                                                                  600,000
         200,000   Massachusetts HEFA for Williams College, Series E,
                   1.65%, 8/1/14(a)                                                                  200,000
         300,000   Massachusetts HFA for Multifamily Housing,
                   1.65%, 1/15/10(a)                                                                 300,000
         130,000   Massachusetts IFA for Lowell Mills Association,
                   Series 95, 1.78%, 12/1/20(a)                                                      130,000
      10,900,000   Massachusetts WRA, Series 99-B, 1.60%, 8/1/28(a)                               10,900,000
       5,200,000   Massachusetts WRA, Series B, 1.64%, 4/1/28(a)                                   5,200,000
       2,600,000   Massachusetts WRA, Series C, 1.64%, 8/1/37(a)                                   2,600,000
       1,100,000   Massachusetts WSR, Series A, 1.58% 11/1/24(a)                                   1,100,000
                                                                                            ----------------
                                                                                                 128,324,000
                                                                                            ----------------
                   MICHIGAN -- 4.2%
      10,550,000   Detroit Sewage District Revenue, Series B,
                   1.57%, 7/1/23(a)                                                               10,550,000
         200,000   Garden City Hospital Finance Authority, Series 96-A,
                   1.71%, 9/1/26(a)                                                                  200,000
          95,000   Gaylord Hospital for Otsego Memorial Hospital,
                   1.69%, 12/1/26(a)                                                                  95,000
       1,500,000   Jackson County EDC for Thrifty Leoni Inc.,
                   1.66% - 1.68%, 12/1/14(a)                                                       1,500,000
         900,000   Jackson County EDC for Vista Grande Villa, Series A,
                   1.69%, 11/1/31(a)                                                                 900,000
       5,200,000   Michigan HDA for Berrien Woods, Series A,
                   1.77%, 7/1/32(a)                                                                5,200,000
         250,000   Michigan HDA for Parks of Taylor Apt., Series A,
                   1.68%, 8/15/32(a)                                                                 250,000
         700,000   Michigan HDA for Pine Ridge Obligation Ltd.,
                   1.67%, 10/1/07(a)                                                                 700,000
         100,000   Michigan HDA for United Jewish Foundation,
                   1.68%, 6/1/25(a)                                                                  100,000
         795,000   Michigan HDA, Series B, 1.66%, 4/1/19(a)                                          795,000
       7,025,000   Michigan State University Revenue, Series A,
                   1.68%, 8/15/32(a)                                                               7,025,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                     VALUE
    AMOUNT                                                                                      (NOTE 1)
----------------                                                                            ----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   MICHIGAN -- (CONTINUED)
$        400,000   Michigan Strategic Fund for Clark Retirement
                   Community, 1.68%, 6/1/31(a)                                              $        400,000
       2,795,000   Michigan Strategic Fund for Haven Christian Services,
                   1.69%, 11/15/34(a)                                                              2,795,000
       4,600,000   Michigan Strategic Fund for Henry Ford Museum Village,
                   1.70%, 12/1/33(a)                                                               4,600,000
       1,040,000   Michigan Strategic Fund for Peachwood Center
                   Association, 1.67%, 6/1/16(a)                                                   1,040,000
         400,000   Oakland University, 1.70%, 3/1/31(a)                                              400,000
         600,000   Woodhaven Brownstown School District, Series B,
                   1.76%, 5/1/34(a)                                                                  600,000
                                                                                            ----------------
                                                                                                  37,150,000
                                                                                            ----------------
                   MINNESOTA -- 1.9%
         160,000   Andover Senior Housing for Presbyterian Homes,
                   1.68%, 11/15/33(a)                                                                160,000
         400,000   Arden Hills Housing HCF for Presbyterian Homes,
                   1.72%, 9/1/29(a)                                                                  400,000
         327,000   Brooklyn Center for Brookdale Corp., Series II,
                   1.72%, 12/1/14(a)                                                                 327,000
       4,329,000   Cohasset for Minnesota Power & Light,
                   1.67%, 6/1/13(a)                                                                4,329,000
         600,000   Cohasset for Minnesota Power & Light, Project A,
                   1.67%, 6/1/20(a)                                                                  600,000
       2,220,000   Duluth Tax for Lake Superior Paper, 1.65%, 9/1/10(a)                            2,220,000
         219,000   Hennepin County, Series B, 1.54%, 12/1/20(a)                                      219,000
         497,000   Hennepin County, Series C, 1.54%, 12/1/10(a)                                      497,000
         927,000   Mankato Multi-family Revenue for Highland Park,
                   1.72%, 5/1/27(a)                                                                  927,000
         310,000   Mankato Revenue for Bethany Lutheran College,
                   1.72%, 11/1/15(a)                                                                 310,000
       1,270,000   Minneapolis for Seven Corners, 1.64%, 11/1/31(a)                                1,270,000
       2,525,000   Minnesota HEFA for St. Olaf College, Series 5-H,
                   1.67%, 10/1/30(a)                                                               2,525,000
         115,000   Minnesota HEFA for St. Olaf College, Series 5-M1,
                   1.67%, 10/1/32(a)                                                                 115,000
         211,000   Regents University, Series A, 1.73%, 7/1/08(a)                                    211,000
         180,000   Roseville Commercial Development for Berger Transfer &
                   Storage, 1.64%, 12/1/15(a)                                                        180,000
       1,175,000   Roseville Private School Facility Revenue for
                   Northwestern College, 1.72%, 11/1/22(a)                                         1,175,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                     VALUE
    AMOUNT                                                                                      (NOTE 1)
----------------                                                                            ----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   MINNESOTA -- (CONTINUED)
$         60,000   St. Louis Park Revenue for Catholic Finance Corp.,
                   1.71%, 10/1/25(a)                                                        $         60,000
          70,000   St. Paul Housing & Redev. Authority District Heating
                   Revenue, 1.68%, 12/1/12(a)                                                         70,000
         955,000   St. Paul Housing & Redev. Authority MHR for
                   Highland Ridge, 1.68%, 10/1/33(a)                                                 955,000
                                                                                            ----------------
                                                                                                  16,550,000
                                                                                            ----------------
                   MISSOURI -- 0.0%
         225,000   Platte County IDR for Platte Care Facility,
                   2.04%, 10/1/10(a)                                                                 225,000
                                                                                            ----------------
                   NEVADA -- 2.0%
      18,000,000   Carson City Tahoe Hospital Project, Series B,
                   1.67%, 9/1/33(a)                                                               18,000,000
                                                                                            ----------------
                   NEW HAMPSHIRE -- 0.4%
       3,160,000   New Hampshire HEFA for Exeter Hospital, Series B,
                   1.70%, 10/1/23(a)                                                               3,160,000
                                                                                            ----------------
                   NEW JERSEY -- 6.1%
       1,000,000   Atlantic County Pooled Government Loan Program,
                   1.65%, 7/1/26(a)                                                                1,000,000
         175,000   Jersey City IDA for Dixon Mills Apartments,
                   1.65%, 5/15/30(a)                                                                 175,000
         700,000   New Jersey EDA for Bayonne Dock, 1.67%, 12/1/27(a)                                700,000
         305,000   New Jersey EDA for Church & Dwight,
                   1.66%, 12/1/08(a)                                                                 305,000
         200,000   New Jersey EDA for Crowley Liner, 1.64%, 4/1/13(a)                                200,000
       7,150,000   New Jersey EDA for Foreign Trade, Series 98,
                   1.68%, 12/1/07(a)                                                               7,150,000
       2,800,000   New Jersey EDA for Geriatric Services Housing Project,
                   1.64%, 11/1/31(a)                                                               2,800,000
         500,000   New Jersey EDA for RJB Associates, ERN,
                   1.64%, 8/1/08(a)                                                                  500,000
       2,900,000   New Jersey for Hospital Capital Asset, Series C,
                   1.59%, 7/1/35(a)                                                                2,900,000
       5,330,000   New Jersey Sports Authority Expo, Series C,
                   1.60%, 9/1/24(a)                                                                5,330,000
       1,150,000   New Jersey Turnpike Authority, Series 91-D,
                   1.63%, 1/1/18(a)                                                                1,150,000
      31,200,000   New Jersey Turnpike Authority, Series C-1,
                   1.64%,1/1/24(a)                                                                31,200,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                     VALUE
    AMOUNT                                                                                      (NOTE 1)
----------------                                                                            ----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   NEW JERSEY -- (CONTINUED)
$        315,000   Port Authority of New York & New Jersey Special
                   Obligation Revenue, 1.67%, 8/1/24(a)                                     $        315,000
                                                                                            ----------------
                                                                                                  53,725,000
                                                                                            ----------------
                   NEW YORK -- 13.8%
         970,000   Franklin County IDA Civic Facility for Trudeau Institute,
                   1.65%, 12/1/20(a)                                                                 970,000
       2,600,000   Guilderland IDA for Eastern Industrial Park,
                   1.65%, 12/1/08(a)                                                               2,600,000
       5,985,000   Long Island Power Authority Electric System Revenue,
                   Series 7-A, 1.58%, 4/1/25(a)                                                    5,985,000
       3,400,000   New York City Cultural Revenue for Alvin Ailey
                   Dance Foundation, 1.59%,7/1/33(a)                                               3,400,000
       4,000,000   New York City GO, Series A-2, 1.61%, 8/1/31(a)                                  4,000,000
       4,000,000   New York City GO, Series A-4, 1.67%, 8/1/23(a)                                  4,000,000
         500,000   New York City GO, Series A-5, 1.67%, 8/1/31(a)                                    500,000
       2,000,000   New York City GO, Series A-8, 1.61%, 11/1/23(a)                                 2,000,000
      28,350,000   New York City GO, Series C-4, 1.61%, 8/1/20(a)                                 28,350,000
       8,850,000   New York City GO Series E-4, 1.67%, 8/1/21(a)                                   8,850,000
       1,600,000   New York City GO, Series F-4, 1.67%, 2/15/20(a)                                 1,600,000
       6,445,000   New York City GO, Series -h2, 1.61%, 8/1/10(a)                                  6,445,000
      11,475,000   New York City HDC for Monterey, Series A,
                   1.63%,11/15/19(a)                                                              11,475,000
       3,100,000   New York City IDA for American Civil Liberties,
                   1.65%, 6/1/12(a)                                                                3,100,000
       1,000,000   New York City IDA for Childrens Oncology Society,
                   1.66%, 5/1/21(a)                                                                1,000,000
      15,600,000   New York City LGAC, Series B, C, D & F,
                   1.57% - 1.64%, 4/1/25(a)                                                       15,600,000
       5,050,000   New York City MWFA WSR, Series G,
                   1.64%, 6/15/24(a)                                                               5,050,000
       2,300,000   New York City WSA Rev, 1.67%, 6/15/25(a)                                        2,300,000
       6,400,000   New York State GO, Series A, 1.80%, 3/13/20(a)                                  6,400,000
       2,010,000   New York State HFA for Bleecker Terrace Apt.,
                   1.70%, 7/1/15(a)                                                                2,010,000
       2,300,000   New York State HFA for Liberty View, Series A,
                   1.63%, 11/15/19(a)                                                              2,300,000
       3,650,000   New York State HFA, Series C, 1.63%, 3/15/26(a)                                 3,650,000
         400,000   Yonkers IDA Civic Facility for Consumers Union,
                   1.67%,7/1/21(a)                                                                   400,000
                                                                                            ----------------
                                                                                                 121,985,000
                                                                                            ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                     VALUE
    AMOUNT                                                                                      (NOTE 1)
----------------                                                                            ----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   NORTH CAROLINA -- 0.2%
$        700,000   North Carolina EFA for Cardinal Gibbons,
                   1.69%, 8/1/14(a)                                                         $        700,000
       1,100,000   North Carolina Medical Care Community for Stanley
                   Total Living Center, 1.73%, 4/1/18(a)                                           1,100,000
                                                                                            ----------------
                                                                                                   1,800,000
                                                                                            ----------------
                   OHIO -- 5.8%
       4,400,000   Akron Bath Copley HDR for Summa Health System,
                   Series B, 1.69%, 11/1/34(a)                                                     4,400,000
         200,000   Centerville Health for Bethany Lutheran,
                   1.71%, 5/1/08(a)                                                                  200,000
       4,000,000   Cuyahoga County EDA for Cleveland Botanical Gardens,
                   1.71%, 7/1/31(a)                                                                4,000,000
       3,000,000   Cuyahoga County for Cleveland Health Education
                   Museum, 1.68%, 3/1/32(a)                                                        3,000,000
         500,000   Cuyahoga County HCF for Devon Oaks,
                   1.67%, 2/1/34(a)                                                                  500,000
       7,600,000   Evandale County IDR for SHV Realty, Inc.,
                   1.72%,9/1/15(a)                                                                 7,600,000
      15,100,000   Franklin County Hospital Revenue for U.S. Health Corp.,
                   1.66%, 12/1/20(a)                                                              15,100,000
         890,000   Franklin County Hospital Revenue for U.S. Health Corp.,
                   Series 96, 1.66%, 12/1/21(a)                                                      890,000
         325,000   Greene County IDA for Fairview Extended Care, Series B,
                   1.65%, 1/1/11(a)                                                                  325,000
       1,810,000   Hamilton County HRB, 1.65%, 1/1/22(a)                                           1,810,000
       1,500,000   Licking County HCF, 1.67%, 11/1/33(a)                                           1,500,000
         280,000   Lucas County for Toledo, 1.68%, 10/1/05(a)                                        280,000
         100,000   Marion County Hospital Improvement, Pooled Lease
                   Program, 1.70%, 11/1/21(a)                                                        100,000
       1,345,000   Middleburgh Heights for Southwest General Hospital,
                   1.71%, 8/15/22(a)                                                               1,345,000
       7,100,000   Ohio Air Quality DAR for Columbus Southern, Series C,
                   1.69%, 12/1/38(a)                                                               7,100,000
         100,000   Ohio Air Quality DAR for Ohio Edison, Series A,
                   1.67%, 2/1/14(a)                                                                  100,000
       1,400,000   Ohio Higher EFA for Ashland University,
                   1.73%, 9/1/24(a)                                                                1,400,000
         900,000   Ohio WDA PCR for Cleveland Electric, Series B,
                   1.68%, 8/1/20(a)                                                                  900,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                     VALUE
    AMOUNT                                                                                      (NOTE 1)
----------------                                                                            ----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   OHIO -- (CONTINUED)
$        500,000   Toledo City Services Special Assessment,
                   1.68%, 12/1/06(a)                                                        $        500,000
                                                                                            ----------------
                                                                                                  51,050,000
                                                                                            ----------------
                   OKLAHOMA -- 0.1%
         500,000   Oklahoma City for Christian College, 1.92%, 7/1/15(a)                             500,000
                                                                                            ----------------
                   OREGON -- 0.1%
         500,000   Portland MFH for South Park, 1.57%, 12/1/11(a)                                    500,000
                                                                                            ----------------
                   PENNSYLVANIA -- 7.5%
       1,050,000   Allegheny HDA for Dialysis Clinic, 1.69%, 12/1/19(a)                            1,050,000
       1,765,000   Allegheny HDA for Presbyterian University Hospital,
                   1.68%, 3/1/18(a)                                                                1,765,000
         110,000   Blair County IDR for Village of Penn State, Series C,
                   1.60%, 1/1/11(a)                                                                  110,000
       3,925,000   Bucks County IDA, 1.69%, 5/1/33(a)                                              3,925,000
       3,400,000   Bucks County IDA, 1.72%, 7/1/15(a)                                              3,400,000
         800,000   Chester County HEFA for Simpsons Meadows,
                   1.68%, 10/1/30(a)                                                                 800,000
       1,450,000   Delaware County IDR for Sun, Inc., 1.69%, 11/1/33(a)                            1,450,000
         100,000   Delaware Valley Finance Authority, Series A,
                   1.66%,12/1/17(a)                                                                  100,000
       2,900,000   Delaware Valley Finance Authority, Series B,
                   1.66%, 12/1/20(a)                                                               2,900,000
       1,000,000   Emmaus General Authority Revenue,
                   1.68%,12/1/28(a)                                                                1,000,000
      10,900,000   Emmaus General Authority Revenue, Series G-18,
                   1.70%, 3/1/24(a)                                                               10,900,000
         625,000   Lancaster County HRB for Brethren Village,
                   1.73%,6/15/20(a)                                                                  625,000
       2,385,000   Lawrence County for Villa Maria, 1.68%, 7/1/33(a)                               2,385,000
       1,160,000   Lebanon County HCF for ECC Retirement Village,
                   1.73%, 10/15/25(a)                                                              1,160,000
       3,300,000   Lehigh County IDA, 1.72%, 12/1/15(a)                                            3,300,000
         200,000   Montgomery County for Forge Gate Apartments,
                   Series A, 1.62%, 8/15/31(a)                                                       200,000
       1,855,000   Montgomery County for Higher Ed. William Penn
                   Charter, 1.72%, 9/15/31(a)                                                      1,855,000
      14,200,000   North Hampton County IDA for First Mortgage
                   Kirkland Vilalge, 1.67%, 11/1/30(a)                                            14,200,000
       1,000,000   Philadelphia Housing Revenue Authority, Series A,
                   1.73%, 6/1/25(a)                                                                1,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                     VALUE
    AMOUNT                                                                                      (NOTE 1)
----------------                                                                            ----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   PENNSYLVANIA -- (CONTINUED)
$      4,110,000   Philadelphia IDR for Fox Chase Cancer Center Project,
                   1.68%, 7/1/25(a)                                                         $      4,110,000
       1,600,000   Quakertown HDA for Hospital Group, 1.66%, 7/1/05(a)                             1,600,000
       3,185,000   Schuylkill County IDA for Northeastern Power,
                   11.68%, 2/1/22(a)                                                               3,185,000
         770,000   Scranton-Lackawanna HWA for University of Scranton,
                   1.60%, 5/1/18(a)                                                                  770,000
       4,015,000   Wilkens Area IDA for Fairview Extended Care, Series B,
                   1.68%, 1/1/21(a)                                                                4,015,000
                                                                                            ----------------
                                                                                                  65,805,000
                                                                                            ----------------
                   PUERTO RICO -- 2.5%
      21,100,000   Puerto Rico Commonwealth TRAN,
                   3.00%, 7/29/05(b)                                                              21,284,529
         195,000   Puerto Rico Government Development Bank,
                   1.58%, 12/1/15(b)                                                                 195,000
         244,000   Puerto Rico Highway & Transportation Authority,
                   Series A, 1.63%, 7/1/28(b)                                                        244,000
                                                                                            ----------------
                                                                                                  21,723,529
                                                                                            ----------------
                   TENNESSEE -- 0.3%
         695,000   Chattanooga IDA for Baylor School,
                   1.68%, 11/1/16(a)                                                                 695,000
       1,770,000   Metropolitan Government Nashville & Davidson
                   County IDA for YMCA, 1.69%,12/1/18(a)                                           1,770,000
                                                                                            ----------------
                                                                                                   2,465,000
                                                                                            ----------------
                   TEXAS -- 1.5%
      13,200,000   Harris County IDA for Baytank Houston, Inc.,
                   1.68%, 2/1/20(a)                                                               13,200,000
                                                                                            ----------------
                   UTAH -- 0.2%
       2,000,000   Utah Transit Authority Sales Tax Revenue, Series B,
                   1.65%, 9/1/32(a)                                                                2,000,000
                                                                                            ----------------
                   VIRGINIA -- 1.9%
         800,000   Alexandria County IDA Pooled Loan, Series A,
                   1.69%, 7/1/26(a)                                                                  800,000
         560,000   Alexandria Redev. HFA for Residential Care, Series B,
                   1.66%, 10/1/06(a)                                                                 560,000
       6,050,000   Arlington County Virginia Rev for Ballston Public
                   Parking, 1.57%, 8/1/17(a)                                                       6,050,000
         700,000   Chesapeake County IDA for Cheaspeake General
                   Hospital, Series B, 1.68%, 7/1/31(a)                                              700,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                     VALUE
    AMOUNT                                                                                      (NOTE 1)
----------------                                                                            ----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   VIRGINIA -- (CONTINUED)
$        675,000   Hampton County MFH for Avalon Apartments,
                   1.65%, 6/15/26(a)                                                        $        675,000
         660,000   Hampton County MFH for Shoreline Apartments,
                   1.68%, 12/1/19(a)                                                                 660,000
         535,000   Hanover County IDA for Covenent Woods,
                   1.70%, 7/1/29(a)                                                                  535,000
         650,000   Henrico County EDA for Westminster Centerbury,
                   Series B, 1.66% - 1.68%, 7/1/08(a)                                                650,000
         550,000   James City & County IDA for Chambrel,
                   1.68%,11/15/32(a)                                                                 550,000
         400,000   Norfolk IDR for Hospital Facilities-Children,
                   1.69%,6/1/20(a)                                                                   400,000
       1,550,000   Peninsula Port Authority for Dominion Terminal,
                   1.64% - 1.68%, 7/1/16(a)                                                        1,550,000
       2,230,000   Roanoke IDA for Carilion Health Systems, Series-B,
                   1.68%, 7/1/27(a)                                                                2,230,000
       1,100,000   University of Virginia, Series A, 1.65%, 6/1/34(a)                              1,100,000
                                                                                            ----------------
                                                                                                  16,460,000
                                                                                            ----------------
                   TOTAL INVESTMENTS (COST* $872,862,464)                            99.1%  $    872,862,464
                   COMPREHENSIVE MANAGEMENT FEES PAYABLE                              0.0             (8,000)
                   DISTRIBUTION (12b-1) FEES PAYABLE                                  0.0             (1,549)
                   OTHER ASSETS                                                       0.9          8,118,406
                                                                                    -----   ----------------
                   NET ASSETS                                                       100.0%  $    880,971,321
                                                                                    =====   ================
                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
                   OF EACH CLASS BASED ON SHARES OF BENEFICIAL INTEREST,
                   $.001 PAR VALUE OUTSTANDING AND EQUIVALENT TO THE
                   NET ASSETS OF EACH CLASS:

                   280,928,582 SHARES CLASS R                                               $           1.00
                                                                                            ================
                   28,764,263 SHARES CLASS TREASURER'S TRUST                                $           1.00
                                                                                            ================
                   100 SHARES CLASS 75                                                      $           1.00
                                                                                            ================
                   1,710,566 SHARES CLASS 70                                                $           1.00
                                                                                            ================
                   10,087 SHARES CLASS 45                                                   $           1.00
                                                                                            ================
                   16,012,777 SHARES CLASS 25                                               $           1.00
                                                                                            ================
                   101,840 SHARES CLASS 15                                                  $           1.00
                                                                                            ================
                   553,443,106 SHARES CLASS 8                                               $           1.00
                                                                                            ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST -- CALIFORNIA TAX-EXEMPT FUND
            STATEMENT OF NET ASSETS -- NOVEMBER 30, 2004 (UNAUDITED)

   PRINCIPAL                                                                                     VALUE
    AMOUNT                                                                                      (NOTE 1)
----------------                                                                            ----------------
                   TAX-EXEMPT OBLIGATIONS -- 99.6%
                   CALIFORNIA -- 95.3%
$        485,000   Alameda Contra Costa Capital Improvements, Series A,
                   1.70%, 6/1/22(a)                                                         $        485,000
         495,000   Alameda Contra Costa Capital Improvements, Series F,
                   1.75%, 8/1/23(a)                                                                  495,000
       3,720,000   California Infrastructure & Economic Development,
                   Series A, 1.68%, 9/1/28(a)                                                      3,720,000
       1,200,000   California Pollution Control Finance Auth,
                   1.67%, 11/1/26(a)                                                               1,200,000
         870,000   California School Facilities for Capital Improvements,
                   Series C, 1.64%, 7/1/22(a)                                                        870,000
       1,100,000   California Statewide CDA for Biola University,
                   Series B, 1.66%, 10/1/32(a)                                                     1,100,000
       3,100,000   California Statewide CDA for Covenant Retirement
                   Community, 1.65%, 12/1/25(a)                                                    3,100,000
       3,000,000   California Statewide CDA for Early Education
                   Community Center COP, 1.67%, 9/1/31(a)                                          3,000,000
       1,200,000   California Statewide CDA for House Ear Institute COP,
                   1.66%, 12/1/18(a)                                                               1,200,000
       4,600,000   California Water Department Reserve Powersupply,
                   Series B-4, 1.62%, 5/1/22(a)                                                    4,600,000
       2,150,000   California Water Department Reserve Powersupply,
                   Series B-6, 1.64%, 5/1/22(a)                                                    2,150,000
       3,748,000   California Water Department Reserve Powersupply,
                   Series C-15, 1.63%, 5/1/22(a)                                                   3,748,000
       2,500,000   California Water Department Reserve Powersupply,
                   Series D-19 1.60%, 5/1/22(a)                                                    2,500,000
       2,175,000   Chula Vista Charter City for Home Depot, Inc.,
                   1.63%, 12/1/10(a)                                                               2,175,000
       1,800,000   Contra Costa County MFH for Delta Square Apt.,
                   1.65%, 10/15/29(a)                                                              1,800,000
       2,500,000   Elsinore Valley for Water District COP, Series A,
                   1.63%, 7/1/29(a)                                                                2,500,000
       1,000,000   Fremont for Family Resource Center, Series 88,
                   1.67%, 8/1/30(a)                                                                1,000,000
       1,400,000   Fremont for Family Resource Center, Series 98,
                   1.67%, 8/1/28(a)                                                                1,400,000
       2,000,000   Fresno Sewer & Water, Series A, 1.63%, 9/1/25(a)                                2,000,000
       4,429,000   Irvine Improvement Bond Act of 1915 Assessment
                   District 00-18, 1.63%, 9/2/26(a)                                                4,429,000
       2,800,000   Irvine Improvement Bond Act of 1915 Assessment
                   District 85-7, 1.66%, 9/2/11(a)                                                 2,800,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                     VALUE
    AMOUNT                                                                                      (NOTE 1)
----------------                                                                            ----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   CALIFORNIA -- (CONTINUED)
$      1,900,000   Irvine Improvement Bond Act of 1915 Assessment
                   District 94-13, 1.66%, 9/2/22(a)                                         $      1,900,000
         600,000   Irvine Ranch Water District Capital Improvements,
                   1.64%, 8/1/16(a)                                                                  600,000
       2,100,000   Irvine Ranch Water District, Series A,
                   1.64%, 10/1/10(a)                                                               2,100,000
       2,500,000   Irvine Ranch Water District, Series B,
                   1.74%, 10/1/09(a)                                                               2,500,000
       1,100,000   Los Angeles MFHR for Malibu Meadow Project,
                   Series 91-A, 1.65%, 4/15/28(a)                                                  1,100,000
       2,200,000   Orange County HDC for Capistrano Pointe, Series A,
                   1.65%, 12/1/29(a)                                                               2,200,000
         800,000   Orange County HDC for Florence Crittendoc Services,
                   1.63%, 3/1/16(a)                                                                  800,000
       4,351,000   Orange County HDC for Niguel Summit Ser B ,
                   1.57%, 11/2/09(a)                                                               4,351,000
         900,000   Orange County HDC for the Lakes Project, Series A,
                   1.65%, 12/1/06(a)                                                                 900,000
         500,000   Orange County HDC for Trabuco Woods,
                   1.65%, 11/15/28(a)                                                                500,000
       1,300,000   Orange County MFH for Heritage, 1.63%, 5/1/22(a)                                1,300,000
       4,200,000   Orange County Sanitation Authority, 1.62%, 8/1/13(a)                            4,200,000
       1,700,000   Redlands USD for School Facility, 1.62%, 9/1/34(a)                              1,700,000
       3,400,000   Riverside CFD, Special Tax 88-4, 1.66%, 9/1/14(a)                               3,400,000
         400,000   Riverside County for Tyler Spring Apartments, Series C,
                   1.65%, 1/15/27(a)                                                                 400,000
       4,000,000   San Francisco Community Facilities for District 4,
                   1.67%, 8/1/31(a)                                                                4,000,000
       2,700,000   San Francisco MFHR for Filmore Center, Series B-1,
                   1.69%, 12/1/17(a)                                                               2,700,000
         800,000   San Leandro MFHR, 1.63%, 7/15/18(a)                                               800,000
       1,458,868   Santa Ana USD, 1.65%, 7/1/15(a)                                                 1,458,868
       3,600,000   Stockton HCF for Dameron Hosp., Series A,
                   1.63%, 12/1/32(a)                                                               3,600,000
       3,000,000   Turlock Irrigation District for Transportation, Series A,
                   1.65%, 1/1/31(a)                                                                3,000,000
                                                                                            ----------------
                                                                                                  89,781,868
                                                                                            ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                     VALUE
    AMOUNT                                                                                      (NOTE 1)
----------------                                                                            ----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   PUERTO RICO -- 4.3%
$      4,000,000   Puerto Rico Commonwealth TRAN, 3.00%, 7/29/05(b)                         $      4,034,981
                                                                                            ----------------
                   TOTAL INVESTMENTS (COST* $93,816,849)                             99.6%        93,816,849
                   COMPREHENSIVE MANAGEMENT FEES PAYABLE                              0.0             (2,065)
                   DISTRIBUTION (12b-1) FEES PAYABLE                                  0.0               (516)
                   OTHER ASSETS                                                       0.4            397,810
                                                                                    -----   ----------------
                   NET ASSETS                                                       100.0%  $     94,212,078
                                                                                    =====   ================
                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
                   PER SHARE, BASED ON 94,212,078 SHARES OF BENEFICIAL
                   INTEREST, $.001 PAR VALUE OUTSTANDING.                                   $           1.00
                                                                                            ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST -- CONNECTICUT TAX-EXEMPT FUND
            SCHEDULE OF INVESTMENTS -- NOVEMBER 30, 2004 (UNAUDITED)

   PRINCIPAL                                                                                     VALUE
    AMOUNT                                                                                      (NOTE 1)
----------------                                                                            ----------------
                   TAX-EXEMPT OBLIGATIONS -- 92.2%
                   CONNECTICUT -- 82.2%
$        900,000   Connecticut DAR for Independent Living,
                   1.65%, 7/1/15(a)                                                        $         900,000
         930,000   Connecticut DAR for Pierce Memorial Baptist,
                   1.62%, 10/1/28(a)                                                                 930,000
       1,800,000   Connecticut HEFA for Hotchkiss School, Series A,
                   1.64%, 7/1/30(a)                                                                1,800,000
         900,000   Connecticut HEFA for Klingberg Family Center,
                   1.67%, 7/1/32(a)                                                                  900,000
       1,700,000   Connecticut HEFA for Raphael Hospital, Series J,
                   1.65%, 7/1/22(a)                                                                1,700,000
         115,000   Connecticut HEFA for United Methodist Homes,
                   Series A, 1.66%, 7/1/31(a)                                                        115,000
         500,000   Connecticut HEFA for Yale University, Series V-2,
                   1.72%, 7/1/36(a)                                                                  500,000
         200,000   Connecticut HEFA for Yale University, Series X-3,
                   1.60%, 7/1/37(a)                                                                  200,000
         300,000   Connecticut HFA, Sub Series 4, 1.60%, 11/15/34(a)                                 300,000
         485,000   Connecticut HFA, Sub Series D-3, 1.60%, 5/15/18(a)                                485,000
         900,000   Connecticut Special Tax Obligation for Transportation
                   Infrastructure, 1.70%, 9/1/20(a)                                                  900,000
       1,600,000   Connecticut State GO, Series 1-A, 1.73%, 2/15/21(a)                             1,600,000
         900,000   Connecticut State GO, Series 97-B, 1.60%, 5/15/14(a)                              900,000
       1,800,000   Hartford Redev. Agency MHR for Underwood Towers
                   Project, 1.66%, 6/1/20(a)                                                       1,800,000
         900,000   New Canaan Housing Authority for Village at Waveny
                   Care Center, 1.65%, 1/1/22(a)                                                     900,000
       1,635,000   Shelton County HFA for Crosby Commons Project,
                   1.71%, 1/1/31(a)                                                                1,635,000
                                                                                            ----------------
                                                                                                  15,565,000
                                                                                            ----------------
                   PUERTO RICO -- 10.0%
       1,008,745   Puerto Rico Highway & Transportation Authority,
                   3.00%, 7/29/5(b)                                                                1,008,745
         900,000   Puerto Rico Government Development Bank,
                   1.58%, 12/1/15(b)                                                                 900,000
                                                                                            ----------------
                                                                                                   1,908,745
                                                                                            ----------------
                   TOTAL INVESTMENTS (COST* $17,473,745)                             92.2%        17,473,745
                   OTHER ASSETS, LESS LIABILITIES                                     7.8          1,470,006
                                                                                    -----   ----------------
                   NET ASSETS                                                       100.0%  $     18,943,751
                                                                                    =====   ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST -- CONNECTICUT TAX-EXEMPT FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                          NOVEMBER 30, 2004 (UNAUDITED)

          ASSETS
          Investments in securities, at value (Cost $17,473,745)     $  17,473,745
          Cash                                                           1,446,753
          Interest receivable                                               25,873
                                                                     -------------
          Total Assets                                                  18,946,371
                                                                     -------------
          LIABILITIES
          Comprehensive management fees payable                               2096
          Distribution (12b-1) fees payable                                    524
                                                                     -------------
          Total Liabilities                                                  2,620
                                                                     -------------
          NET ASSETS                                                 $  18,943,751
                                                                     =============
          NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
          BASED ON 18,943,751 SHARES OF BENEFICIAL INTEREST,
          $.001 PAR VALUE OUTSTANDING                                $        1.00
                                                                     =============


                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST -- FLORIDA TAX EXEMPT FUND
            STATEMENT OF NET ASSETS -- NOVEMBER 30, 2004 (UNAUDITED)

    PRINCIPAL                                                                                    VALUE
     AMOUNT                                                                                     (NOTE 1)
----------------                                                                            ----------------
                   TAX-EXEMPT OBLIGATIONS -- 99.4%
$      2,000,000   Alachua County HFA for Oak Hammock University,
                   1.67%, 10/1/32(a)                                                        $      2,000,000
       1,800,000   Broward County HFA for Jacaranda Village Apartments,
                   1.69%, 9/1/22(a)                                                                1,800,000
       1,600,000   Broward County HFA for Margate Project,
                   1.69%, 11/1/05(a)                                                               1,600,000
       2,000,000   Broward County Florida Educational Facs Auth, City
                   College Project, 1.67%, 11/1/31(a)                                              2,000,000
       2,000,000   Capital Finance Authority for Glenride Palmer Ranch,
                   1.67%, 6/1/12(a)                                                                2,000,000
       1,400,000   Collier County for Clevland Health Clinic,
                   1.67%, 1/1/35(a)                                                                1,400,000
       1,625,000   Dade County IDA for Dolphins Stadium, Series C,
                   1.67%, 1/1/16(a)                                                                1,625,000
         800,000   Dade County IDA for Florida Power & Light,
                   1.69%, 06/1/21(a)                                                                 800,000
       1,800,000   Dade County Water Service, 1.64%, 10/5/22(a)                                    1,800,000
       1,200,000   Duval County HFA for Lighthouse Bay Apartments,
                   1.68%, 12/1/32(a)                                                               1,200,000
       1,800,000   Florida HFA for Kings Colony, 1.73%, 8/1/06(a)                                  1,800,000
         900,000   Florida HFA for River Oaks, Series 85-TT,
                   1.68%, 12/1/29(a)                                                                 900,000
       1,000,000   Florida Housing Finance Corp for Reflections, Series 5,
                   1.68%, 7/1/31(a)                                                                1,000,000
         500,000   Florida State Municipal Power for Stanton Project,
                   1.67%, 10/1/19(a)                                                                 500,000
       2,000,000   Jacksonville Florida Dist Energy System Ser A,
                   1.62%, 10/1/34(a)                                                               2,000,000
       1,500,000   Lakeland County Energy System Revenue,
                   1.66%, 10/1/37(a)                                                               1,500,000
       1,385,000   Lee County IDA for Bonita Community Health
                   Services, Series A, 1.69%, 12/1/29(a)                                           1,385,000
         270,000   Lee County IDA HFA for Cypress Cove Healthpark,
                   Series B, 1.71%, 10/1/07(a)                                                       270,000
         500,000   Manatee County PCR for Florida Power & Light,
                   1.70%, 9/1/24(a)                                                                  500,000
       1,300,000   Orange County YMCA, Series A, 1.74%, 5/1/27(a)                                  1,300,000
       1,700,000   Palm Beach County for Raymond F Kravis Center
                   Project, 1.65%, 7/1/32(a)                                                       1,700,000
       3,200,000   Palm Beach County for School Board, Series B,
                   1.65%, 8/1/27 (a)                                                               3,200,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                                    VALUE
     AMOUNT                                                                                     (NOTE 1)
----------------                                                                            ----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
$        500,000   Palm Beach County for Norton Gallery School of Art,
                   1.67%, 5/1/30(a)                                                         $        500,000
       1,500,000   Palm Beach County for Morse Obligation Group,
                   1.70%, 5/1/33(a)                                                                1,500,000
       1,100,000   Pinellas County HFA, 1.68%, 11/1/15(a)                                          1,100,000
       1,800,000   Pinellas County MFH for Foxbridge Apartments Series A,
                   1.63%, 6/15/25(a)                                                               1,800,000
       1,050,000   Pinellas County Florida Health Facs Auth - Pooled Hosp
                   Ser 85, 1.67%, 12/1/15(a)                                                       1,050,000
       2,000,000   Port Orange for Palmer College, 1.67%, 10/1/32(a)                               2,000,000
         580,000   Putnam County Dev. Authority PCR for Florida Power &
                   Light, 1.70%, 9/1/24(a)                                                           580,000
         200,000   Seminole County IDA HCF for Florida Living Nursing,
                   1.87%, 2/1/11(a)                                                                  200,000
       1,400,000   University of Florida Athletic Association Stadium Project,
                   1.74%, 2/1/20                                                                   1,400,000
         400,000   University of North Florida Capital Improvements Project,
                   1.73%, 11/1/24(a)                                                                 400,000
         700,000   Volusia County IDR for Easter Seal Society of Volusia,
                   1.78%, 9/1/21(a)                                                                  700,000
                                                                                            ----------------

                   TOTAL INVESTMENTS (COST* $43,510,000)                             99.4%        43,510,000
                   COMPREHENSIVE MANAGEMENT FEES PAYABLE                              0.0             (4,924)
                   DISTRIBUTION (12b-1) FEES PAYABLE                                  0.0             (1,231)
                   OTHER ASSETS                                                       0.6            282,029
                                                                                    -----   ----------------
                   NET ASSETS                                                       100.0%  $     43,785,874
                                                                                    =====   ================
                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
                   PER SHARE, BASED ON 43,785,874 SHARES OF BENEFICIAL
                   INTEREST, $.001 PAR VALUE OUTSTANDING.                                   $           1.00
                                                                                            ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST -- MASSACHUSETTS TAX-EXEMPT FUND SCHEDULE OF INVESTMENTS -- NOVEMBER 30, 2004 (UNAUDITED)

    PRINCIPAL                                                                                    VALUE
     AMOUNT                                                                                     (NOTE 1)
----------------                                                                            ----------------
                   TAX-EXEMPT OBLIGATIONS -- 84.9%
                   MASSACHUSETTS -- 79.8%
$        500,000   Massachusetts DFA for Bedford Notre Dame Health Care,
                   1.75%, 10/1/29(a)                                                        $        500,000
         500,000   Massachusetts DFA for Jewish High School Project,
                   1.64%, 6/1/32(a)                                                                  500,000
         500,000   Massachusetts DFA for Smith College, 1.66%, 7/1/24(a)                             500,000
         600,000   Massachusetts DFA IDR for Ocean Spray Cranberry,
                   1.67%, 10/15/11(a)                                                                600,000
         550,000   Massachusetts GO, Series 97-B, 1.63%, 9/1/16(a)                                   550,000
         700,000   Massachusetts HEFA for Berklee College of Music,
                   Series B, 1.59%, 10/1/27(a)                                                       700,000
         800,000   Massachusetts HEFA for Cap Asset Program, Series E,
                   1.68%, 1/1/35(a)                                                                  800,000
         800,000   Massachusetts HEFA for Harvard University, Series Y,
                   1.53%, 7/1/35(a)                                                                  800,000
         800,000   Massachusetts HEFA for MIT, Series J-2, 1.53%, 7/1/31(a)                          800,000
         500,000   Massachusetts HEFA for University of Massachusetts,
                   Series A, 1.62%, 11/1/30(a)                                                       500,000
         500,000   Massachusetts HEFA for Wellesley College, Series E,
                   1.62%, 7/1/22(a)                                                                  500,000
         800,000   Massachusetts HEFA for Williams College, Series E,
                   1.65%, 8/1/14(a)                                                                  800,000
         800,000   Massachusetts HFA for Multifamily Housing,
                   1.65%, 1/15/10(a)                                                                 800,000
         800,000   Massachusetts IFA for Lowell Mills Association, Series 95,
                   1.78%, 12/1/20(a)                                                                 800,000
         500,000   Massachusetts WRA, Series 99-B, 1.60%, 8/1/28(a)                                  500,000
         400,000   Massachusetts WRA, Series B, 1.60%, 4/1/28(a)                                     400,000
         800,000   Massachusetts WRA, Series C, 1.64%, 8/1/37(a)                                     800,000
       1,000,000   Massachusetts WRA, Series D, 1.68%, 8/1/17(a)                                   1,000,000
         600,000   Massachusetts WSR, Series A, 1.58% 11/1/24(a)                                     600,000
                                                                                            ----------------
                                                                                                  12,450,000
                                                                                            ----------------
                   PUERTO RICO -- 5.1%
         800,000   Puerto Rico Highway & Transportation Authority,
                   3.00%,7/29/5(b)                                                                   806,996
                                                                                            ----------------

                   TOTAL INVESTMENTS (COST* $13,256,996)                             84.9%        13,256,996
                   OTHER ASSETS, LESS LIABILITIES                                    15.1          2,353,787
                                                                                    -----   ----------------
                   NET ASSETS                                                       100.0%  $     15,610,783
                                                                                    =====   ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST -- MASSACHUSETTS TAX-EXEMPT FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                          NOVEMBER 30, 2004 (UNAUDITED)

          ASSETS
          Investments in securities, at value (Cost $13,256,996)                   $ 13,256,996
          Cash                                                                        2,332,383
          Interest receivable                                                            23,596
                                                                                   ------------
          Total Assets                                                               15,612,975
                                                                                   ------------
          LIABILITIES
          Comprehensive management fees payable                                           1,754
          Distribution (12b-1) fees payable                                                 438
                                                                                   ------------
          Total Liabilities                                                               2,192
                                                                                   ------------
          NET ASSETS                                                               $ 15,610,783
                                                                                   ============
          NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED
          ON 15,610,783 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE
          OUTSTANDING                                                              $       1.00
                                                                                   ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST -- MICHIGAN TAX-EXEMPT FUND
            SCHEDULE OF INVESTMENTS -- NOVEMBER 30, 2004 (UNAUDITED)

    PRINCIPAL                                                                                    VALUE
     AMOUNT                                                                                     (NOTE 1)
----------------                                                                            ----------------
                   TAX-EXEMPT OBLIGATIONS -- 93.5%
                   MICHIGAN -- 80.9%
$        753,000   Detroit EDC for Water Front Reclamation, Series A,
                   1.69%, 5/1/09(a)                                                         $        753,000
         125,000   Detroit EDC for Water Front Reclamation, Series C,
                   1.84%, 5/1/09(a)                                                                  125,000
         400,000   Garden City Hospital Finance Authority, Series 96-A,
                   1.71%, 9/1/26(a)                                                                  400,000
         400,000   Jackson County for Vista Grande Villa, Series A,
                   1.69%, 11/1/31(a)                                                                 400,000
         750,000   Michigan HDA for Berrien Woods, Series A,
                   1.77%, 7/1/32(a)                                                                  750,000
         750,000   Michigan HDA for Parks of Taylor Apt., Series A,
                   1.68%, 8/15/32(a)                                                                 750,000
         400,000   Michigan HDA for Pine Ridge Ltd., 1.67%, 10/1/07(a)                               400,000
         400,000   Michigan HDA, Series B, 1.66%, 4/1/19(a)                                          400,000
         425,000   Michigan State University Revenue, Series A,
                   1.68%, 8/15/32(a)                                                                 425,000
         400,000   Michigan Strategic Fund for Haven Christian Services,
                   1.69%, 11/15/34(a)                                                                400,000
         800,000   Michigan Strategic Fund for Henry Ford Museum Village,
                   1.70%, 12/1/33(a)                                                                 800,000
         700,000   Michigan Strategic Fund for Peachwood Center Association,
                   1.67%, 6/1/16(a)                                                                  700,000
         400,000   Oakland University, 1.70%, 3/1/31(a)                                              400,000
         400,000   Woodhaven Brownstown School District GO, Series B,
                   1.50%, 5/1/34(b)                                                                  400,000
                                                                                            ----------------
                                                                                                   7,103,000
                                                                                            ----------------
                   PUERTO RICO -- 12.6%
         300,000   Puerto Rico Commonwealth TRAN, 3.00%, 7/29/05(b)                                  302,623
         400,000   Puerto Rico Government Development Bank,
                   1.58%, 12/1/15(a)                                                                 400,000
         400,000   Puerto Rico Highway & Transportation Authority, Series A,
                   1.63%, 7/1/28(b)                                                                  400,000
                                                                                            ----------------
                                                                                                   1,102,623
                                                                                            ----------------
                   TOTAL INVESTMENTS (COST* $8,205,623)                              93.5%         8,205,623
                   OTHER ASSETS, LESS LIABILITIES                                     6.5            567,721
                                                                                    -----   ----------------
                   NET ASSETS                                                       100.0%  $      8,773,344
                                                                                    =====   ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST -- MICHIGAN TAX-EXEMPT FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                          NOVEMBER 30, 2004 (UNAUDITED)

          ASSETS
          Investments in securities, at value (Cost $8,205,623)                    $  8,205,623
          Cash                                                                          557,594
          Interest receivable                                                            11,357
                                                                                   ------------
          Total Assets                                                                8,774,574
                                                                                   ------------
          LIABILITIES
          Comprehensive management fees payable                                             984
          Distribution (12b-1) fees payable                                                 246
          Total Liabilities                                                               1,230
                                                                                   ------------
          NET ASSETS                                                               $  8,773,344
                                                                                   ============
          NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED
          ON 8,773,344 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE
          OUTSTANDING                                                              $       1.00
                                                                                   ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST -- NEW JERSEY TAX-EXEMPT FUND
            STATEMENT OF NET ASSETS -- NOVEMBER 30, 2004 (UNAUDITED)

    PRINCIPAL                                                                                    VALUE
     AMOUNT                                                                                     (NOTE 1)
----------------                                                                            ----------------
                   TAX-EXEMPT OBLIGATIONS -- 96.2%
                   NEW JERSEY -- 91.2%
$      2,250,000   Atlantic County Pooled Government Loan Program,
                   1.65%, 7/1/26(a)                                                         $      2,250,000
         500,000   Essex County Improvement Authority for the Children's
                   Institute, 1.74%, 2/1/20(a)                                                       500,000
       2,400,000   Jersey City IDA for Dixon Mills Apartments,
                   1.65%, 5/15/30(a)                                                               2,400,000
       4,800,000   New Jersey EDA for Bayonne Dock, 1.67%, 12/1/27(a)                              4,800,000
         400,000   New Jersey EDA for Catholic Community Services,
                   1.74%, 11/1/13(a)                                                                 400,000
       2,200,000   New Jersey EDA for Church & Dwight, 1.66%, 12/1/08(a)                           2,200,000
       2,000,000   New Jersey EDA for Crowley Liner, 1.64%, 4/1/13(a)                              2,000,000
         880,000   New Jersey EDA for Economic Growth, Series F,
                   1.68%, 8/1/14(a)                                                                  880,000
       2,400,000   New Jersey EDA for Foreign Trade, Series 98,
                   1.68%, 12/1/07(a)                                                               2,400,000
       2,000,000   New Jersey EDA for Geriatrics Housing Services
                   Series P-J, 1.64%, 1/1/31(a)                                                    2,000,000
       2,050,000   New Jersey EDA for International Drive Partners,
                   1.62%, 9/1/05(a)                                                                2,050,000
       2,355,000   New Jersey EDA for Princeton University, Series B,
                   1.72%, 7/1/21(a)                                                                2,355,000
       2,000,000   New Jersey EDA for RJB Associates, ERN,
                   1.64%, 8/1/08(a)                                                                2,000,000
       2,500,000   New Jersey EDA for US Golf Association,
                   1.64%, 5/1/23(a)                                                                2,500,000
       2,100,000   New Jersey HCF Financing Authority Revenue,
                   Series B, 1.59%, 7/1/35(a)                                                      2,100,000
       1,400,000   New Jersey HCF for Community Hospital Group,
                   Series A-1, 1.64%, 7/1/20(a)                                                    1,400,000
       2,045,000   New Jersey Sports Authority Expo, Series C,
                   1.60%, 9/1/24(a)                                                                2,045,000
       4,500,000   New Jersey Turnpike Authority, Series 91-D,
                   1.63%, 1/1/18(a)                                                                4,500,000
       4,500,000   New Jersey Turnpike Authority, Series C-1,
                   1.64%, 1/1/24(a)                                                                4,500,000
       2,400,000   Port Authority of New York & New Jersey Special
                   Obligation Revenue, 1.67%, 8/1/24(a)                                            2,400,000
                                                                                            ----------------
                                                                                                  45,680,000
                                                                                            ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                                    VALUE
     AMOUNT                                                                                     (NOTE 1)
----------------                                                                            ----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   PUERTO RICO -- 5.0%
$      2,500,000   Puerto Rico Commonwealth TRAN 3.00%, 7/29/05(b)                          $      2,521,956
                                                                                            ----------------
                   TOTAL INVESTMENTS (COST* $48,201,956)                             96.2%        48,201,956
                   COMPREHENSIVE MANAGEMENT FEES PAYABLE                              0.0             (5,591)
                   DISTRIBUTION (12b-1) FEES PAYABLE                                  0.0             (1,398)
                   OTHER ASSETS                                                       3.8          1,896,174
                                                                                    -----   ----------------
                   NET ASSETS                                                       100.0%  $     50,091,141
                                                                                    =====   ================
                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                   SHARE, BASED ON 50,091,141 SHARES OF BENEFICIAL
                   INTEREST, $.001 PAR VALUE OUTSTANDING                                    $           1.00
                                                                                            ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                RESERVE TAX-EXEMPT TRUST -- OHIO TAX-EXEMPT FUND
            STATEMENT OF NET ASSETS -- NOVEMBER 30, 2004 (UNAUDITED)

    PRINCIPAL                                                                                    VALUE
     AMOUNT                                                                                     (NOTE 1)
----------------                                                                            ----------------
                   TAX-EXEMPT OBLIGATIONS -- 102.2%
                   OHIO -- 98.1%
$        600,000   Akron Bath Copley HDR for Summa Health System,
                   Series B, 1.69%, 11/1/34(a)                                              $        600,000
         375,000   Allen County HCF for Mennonite Home, 1.69%, 2/1/18(a)                             375,000
       1,000,000   Butler County HCF for Lifesphere, 1.68%, 5/1/27(a)                              1,000,000
         500,000   Centerville HCR for Bethany Lutheran, 1.71%, 5/1/08(a)                            500,000
       1,000,000   Cleveland Airport Systems Revenue, Series C,
                   1.65%, 1/1/31(a)                                                                1,000,000
         500,000   Cleveland Income Tax Revenue, 1.60%, 5/15/24(a)                                   500,000
         500,000   Clinton County for Wilmington Airport, 1.68%, 6/1/11(a)                           500,000
         550,000   Cuyahoga County for S&R Playhouse, 1.75%, 12/1/09(a)                              550,000
         500,000   Cuyahoga County HCF for Devon Oaks, 1.67%, 2/1/34(a)                              500,000
         500,000   Cuyahoga County HRB EDA for Cleveland Botanical
                   Gardens, 1.71%, 7/1/31(a)                                                         500,000
         600,000   Evandale County IDR for SHV Realty Inc.,
                   1.72%, 9/1/15(a)                                                                  600,000
         300,000   Franklin County Hospital Revenue for U.S. Health
                   Corp., Series A, 1.66%, 12/1/21(a)                                                300,000
         600,000   Franklin County Hospital Revenue for U.S .Health
                   Corp., Series B, 1.66%, 12/1/20(a)                                                600,000
         100,000   Franklin County MFR for Housing Network,
                   1.69%, 12/1/20(a)                                                                 100,000
         500,000   Greene County IDA for Fairview, Series B,
                   1.65%, 1/1/11(a)                                                                  500,000
         500,000   Hamilton County HRB for Alliance Health, Series A,
                   1.60%, 1/1/18(a)                                                                  500,000
         100,000   Indian Hill EDA for Cincinnati Country Day School,
                   1.77%, 5/1/19(a)                                                                  100,000
         500,000   Licking County HCF, 1.67%, 11/1/33(a)                                             500,000
         350,000   Middleburg Heights HR for Southwest General Hospital,
                   1.71%, 8/15/22(a)                                                                 350,000
         400,000   Ohio Air Quality DAR for Columbus Southern, Series C,
                   1.69%, 12/1/38(a)                                                                 400,000
         300,000   Ohio Air Quality DAR PCR for Ohio Edison, Series C,
                   1.68%, 6/1/23(a)                                                                  300,000
         600,000   Ohio State Higher Educational Facility Reenue for
                   Ashland Univ. 1.73%, 9/1/24(a)                                                    600,000
         500,000   Ohio WDA PCR for Cleveland Electric, Series B,
                   1.68%, 8/1/20(a)                                                                  500,000
         500,000   Toledo City Services Special Assessment,
                   1.68%, 12/1/06(a)                                                                 500,000
                                                                                            ----------------
                                                                                                  11,875,000
                                                                                            ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                                    VALUE
     AMOUNT                                                                                     (NOTE 1)
----------------                                                                            ----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   PUERTO RICO -- 4.1%
$        500,000   Puerto Rico Commonwealth TRAN, 3.00%, 7/29/05(b)                         $        504,372
                                                                                            ----------------
                                                                                                     504,372
                                                                                            ----------------
                   TOTAL INVESTMENTS (COST* $12,379,372)                            102.2%        12,379,372
                   DUE TO CUSTODIAN                                                  (2.4)          (290,612)
                   COMPREHENSIVE MANAGEMENT FEES PAYABLE                              0.0             (1,417)
                   DISTRIBUTION (12b-1) FEES PAYABLE                                  0.0               (354)
                   OTHER ASSETS                                                       0.2             20,185
                                                                                    -----   ----------------
                   NET ASSETS                                                       100.0%  $     12,107,174
                                                                                    =====   ================
                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                   SHARE BASED ON 12,107,174 SHARES OF BENEFICIAL
                   INTEREST, $.001 PAR VALUE OUTSTANDING                                    $           1.00
                                                                                            ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST -- PENNSYLVANIA TAX-EXEMPT FUND STATEMENT OF NET ASSETS -- NOVEMBER 30, 2004 (UNAUDITED)

    PRINCIPAL                                                                                    VALUE
     AMOUNT                                                                                     (NOTE 1)
----------------                                                                            ----------------
                   TAX-EXEMPT OBLIGATIONS -- 98.1%
                   PENNSYLVANIA -- 93.4
$         50,000   Allegheny HDA for Dialysis Clinic, 1.69%, 12/1/19(a)                     $         50,000
       2,000,000   Allegheny HDA for Presbyterian University Hospital,
                   Series A, 1.71%, 6/1/19(a)                                                      2,000,000
         800,000   Allegheny HDA for Presbyterian University Hospital,
                   Series B-3, 1.68%, 3/1/18(a)                                                      800,000
       1,900,000   Allegheny IDA for UPMC Health Systems, Series C,
                   1.70%, 3/1/15(a)                                                                1,900,000
         995,000   Berks County IDR for Visiting Nurse Services, Series A,
                   1.78% - 1.93%, 12/1/15(a)                                                         995,000
       1,235,000   Blair County IDR for Village of Penn State, Series C,
                   1.60%, 1/1/11(a)                                                                1,235,000
       2,100,000   Bucks County IDA, 1.72%, 7/1/15(a)                                              2,100,000
         900,000   Bucks County IDA, 1.69%, 5/1/33(a)                                                900,000
         459,000   Chartiers Valley IDA for 1133 Penn Ave. Associates,
                   Series A, 1.70%, 8/1/07(a)                                                        459,000
       1,135,000   Chester County HEFA for Simpsons Meadows,
                   1.68%, 10/1/30(a)                                                               1,135,000
          30,000   Chester County IDA for Archdiocese of Philadelphia,
                   1.69%, 7/1/31(a)                                                                   30,000
       1,000,000   Delaware County IDA for Scotfoam Corp.,
                   1.90%, 10/1/05(a)                                                               1,000,000
       1,000,000   Delaware County IDR for Sun, Inc., 1.69%, 11/1/33(a)                            1,000,000
         500,000   Delaware Valley Finance Authority, Series 85-A,
                   1.66%, 12/1/19(a)                                                                 500,000
         500,000   Delaware Valley Finance Authority, Series A,
                   1.66%, 12/1/17(a)                                                                 500,000
       1,100,000   Delaware Valley Finance Authority, Series B,
                   1.66%, 12/1/20(a)                                                               1,100,000
       2,100,000   Emmaus General Authority Revenue, Series G-18,
                   1.70%, 3/1/24(a)                                                                2,100,000
       2,000,000   Lancaster County HRB for Brethren Village,
                   1.73%, 6/15/20(a)                                                               2,000,000
       2,075,000   Lebanon County HCF for ECC Retirement Village,
                   1.73%, 10/15/25(a)                                                              2,075,000
       2,100,000   Lehigh County IDA, 1.72%, 12/1/15(a)                                            2,100,000
          45,000   Montgomery County Higher Education & Health
                   Authority, 1.72%, 9/15/31(a)                                                       45,000
         430,000   Montgomery County IDR for Girl Scouts of
                   Southeastern PA, 1.78%, 2/1/25(a)                                                 430,000
       2,100,000   Montgomery County Kingswood Apts, Series A,
                   1.62%, 8/15/31(a)                                                               2,100,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                                    VALUE
     AMOUNT                                                                                     (NOTE 1)
----------------                                                                            ----------------
                   TAX-EXEMPT OBLIGATIONS -- 98.1%
                   PENNSYLVANIA -- (CONTINUED)
$      1,800,000   Northhampton County IDR, 1.67%,11/1/30(a)                                $      1,800,000
       1,745,000   Pennsylvania HEFA for Temple University,
                   1.64%, 10/1/09(a)                                                               1,745,000
         645,000   Philadelphia Housing Revenue Authority, Series A,
                   1.73%, 6/1/25(a)                                                                  645,000
       1,200,000   Philadelphia IDR for Fox Chase Cancer Center Project,
                   1.67%, 7/1/25(a)                                                                1,200,000
       3,820,000   Schuylkill County IDA for Northeastern Power,
                   1.68%, 12/1/22(a)                                                               3,820,000
       1,000,000   Scranton Redevelopment Authority Revenue for
                   Parking Facility, 1.73%, 06/1/33(a)                                             1,000,000
       1,900,000   Scranton-Lackawanna Health & Welfare Authority for
                   Univ. of Scranton, RAW, 1.80%, 5/1/18(b)                                        1,900,000
       1,300,000   Wilkins Area IDA for Fairview Extended Care, Series B,
                   1.65%, 1/1/21(a)                                                                1,300,000
                                                                                            ----------------
                                                                                                  39,964,000
                                                                                            ----------------
                   PUERTO RICO -- 4.7%
       2,000,000   Puerto Rico Highway & Transportation Authority,
                   3.00%,7/29/05(b)                                                                2,017,490
                                                                                            ----------------
                   TOTAL INVESTMENTS (COST* $41,981,490)                             98.1%        41,981,490
                   COMPREHENSIVE MANAGEMENT FEES PAYABLE                              0.0             (4,651)
                   DISTRIBUTION (12b-1) FEES PAYABLE                                  0.0             (1,163)
                   OTHER ASSET                                                        1.9            812,997
                                                                                    -----   ----------------
                   NET ASSETS                                                       100.0%  $     42,788,673
                                                                                    =====   ================
                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                   SHARE, BASED ON 42,788,673 SHARES OF BENEFICIAL
                   INTEREST, $.001 PAR VALUE OUTSTANDING                                    $           1.00
                                                                                            ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST -- VIRGINIA TAX EXEMPT FUND
            SCHEDULE OF INVESTMENTS -- NOVEMBER 30, 2004 (UNAUDITED)

    PRINCIPAL                                                                                    VALUE
     AMOUNT                                                                                     (NOTE 1)
----------------                                                                            ----------------
                   TAX-EXEMPT OBLIGATIONS -- 80.7%
                   VIRGINIA -- 68.4%
$        500,000   Alexandria County IDR, Pooled Loan Program, Series A,
                   1.69%, 7/1/26(a)                                                         $        500,000
       1,000,000   Arlington County for Ballston Public Parking,
                   1.57%, 8/1/17(a)                                                                1,000,000
         600,000   Charlottesville IDA for Seminole, Series B,
                   1.70%, 12/1/13(a)                                                                 600,000
         500,000   Chesapeake County IDA for Chesapeake General
                   Hospital, Series B, 1.68%, 7/1/31(a)                                              500,000
         500,000   Hampton MFH for Avalon, 1.65%, 6/15/26(a)                                         500,000
         800,000   Hampton MFH for Shoreline Apartments,
                   1.68%, 12/1/19(a)                                                                 800,000
         500,000   Henrico County EDA for Westminster Centerbury,
                   Series B, 1.68%, 7/1/08(a)                                                        500,000
         950,000   James City County IDA for Chambrel, 1.68%, 11/15/32(a)                            950,000
         500,000   Norfolk IDR for Hospital Facilities-Children,
                   1.69%, 6/1/20(a)                                                                  500,000
         950,000   Peninsula Port Authority for Dominion Terminal,
                   1.68%, 7/1/16(a)                                                                  950,000
         500,000   Roanoke IDA for Carilion Health Systems, Series B,
                   1.68%, 7/1/27(a)                                                                  500,000
         500,000   University of Virginia Revenue, Series A, 1.65%, 6/1/34(a)                        500,000
                                                                                            ----------------
                                                                                                   7,800,000
                                                                                            ----------------
                   PUERTO RICO -- 12.3%
       1,100,000   Puerto Rico Highway & Transportation Authority, Series A,
                   1.63%, 7/1/28(b)                                                                1,100,000
         300,000   Puerto Rico Highway & Transportation Authority,
                   3.00%,7/19/5(b)                                                                   302,623
                                                                                            ----------------
                                                                                                   1,402,623
                                                                                            ----------------
                   TOTAL INVESTMENTS (COST* $9,202,623)                              80.7%         9,202,623
                   OTHER ASSETS, LESS LIABILITIES                                    19.3          2,205,611
                                                                                    -----   ----------------
                   NET ASSETS                                                       100.0%  $     11,408,234
                                                                                    =====   ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST -- VIRGINIA TAX EXEMPT FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                          NOVEMBER 30, 2004 (UNAUDITED

          ASSETS
          Investments in securities, at value (Cost* $9,202,623)                   $  9,202,623
          Cash                                                                        2,192,312
          Interest receivable                                                            14,834
                                                                                   ------------
          Total Assets                                                               11,409,769
                                                                                   ------------
          Liabilities
          Comprehensive management fees payable                                           1,229
          Distribution (12b-1) fees payable                                                 306
                                                                                   ------------
          Total Liabilities                                                               1,535
                                                                                   ------------
          NET ASSETS                                                               $ 11,408,234
                                                                                   ============
          NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED
          ON 11,408,234 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE
          OUTSTANDING                                                              $       1.00
                                                                                   ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

          RESERVE NEW YORK TAX-EXEMPT TRUST -- NEW YORK TAX-EXEMPT FUND
            STATEMENT OF NET ASSETS -- NOVEMBER 30, 2004 (UNAUDITED)

    PRINCIPAL                                                                                    VALUE
     AMOUNT                                                                                     (NOTE 1)
----------------                                                                            ----------------
                   TAX-EXEMPT OBLIGATIONS -- 98.7%
                   NEW YORK -- 94.4%
$      3,700,000   Cattarausus County IDA for YMCA, 1.73%, 9/1/28(a)                        $      3,700,000
       1,700,000   Franklin County IDA Civic Facility for Trudeau Institute,
                   1.65%, 12/1/20(a)                                                               1,700,000
       1,000,000   Glens Falls IDA for Broad St. Prof. Center,
                   1.66%, 8/1/05(a)                                                                1,000,000
       8,000,000   Jay Street Development Corp., Series A-1,
                   1.63%, 5/1/22(a)                                                                8,000,000
       4,300,000   Jay Street Development Corp., Series A-3,
                   1.63%, 5/1/21(a)                                                                4,300,000
       5,000,000   Long Island Power Authority Electric System Revenue,
                   Series 2-A, 1.63%, 5/1/33(a)                                                    5,000,000
       6,000,000   Long Island Power Authority Electric System Revenue,
                   Series 7-A, 1.58%, 4/1/25(a)                                                    6,000,000
       1,500,000   Monroe County for St. Ann's Home, 1.65%, 7/1/30(a)                              1,500,000
       8,000,000   New York City Cultural Revenue for Alvin Ailey Dance
                   Foundation, 1.59%,7/1/33(a)                                                     8,000,000
       6,400,000   New York City GO, Series A-1, 1.80%, 3/13/20(a)                                 6,400,000
       3,000,000   New York City GO, Series A-2, 1.61%, 8/1/31(a)                                  3,000,000
       6,900,000   New York City GO, Series A-4, 1.67%, 8/1/21(a)                                  6,900,000
         350,000   New York City GO, Series A-4, 1.67%, 8/1/22(a)                                    350,000
       1,300,000   New York City GO, Series A-4, 1.67%, 8/1/23(a)                                  1,300,000
       2,365,000   New York City GO, Series A-5, 1.62%, 8/1/15(a)                                  2,365,000
       3,785,000   New York City GO, Series A-5, 1.62%, 8/1/16(a)                                  3,785,000
       6,500,000   New York City GO, Series A-5, 1.67%, 8/1/31(a)                                  6,500,000
       1,500,000   New York City GO, Series A-7, 1.64%, 8/1/20(a)                                  1,500,000
       7,545,000   New York City GO, Series A-8, 1.61%, 11/1/23(a)                                 7,545,000
       2,500,000   New York City GO, Series A-8, 1.62%, 8/1/17(a)                                  2,500,000
       3,045,000   New York City GO, Series B-8, 1.64%, 8/15/24(a)                                 3,045,000
       2,800,000   New York City GO, Series C-4, 1.61%, 8/1/20(a)                                  2,800,000
       8,100,000   New York City GO, Series E-4, 1.64%, 8/1/21(a)                                  8,100,000
       3,000,000   New York City GO, Series F-4, 1.67%, 2/15/20(a)                                 3,000,000
       3,350,000   New York City GO, Series F-5, 1.64%, 2/15/16(a)                                 3,350,000
       7,500,000   New York City GO, Series -h2, 1.61%, 8/1/10(a)                                  7,500,000
       4,400,000   New York City HDC for Monterey, Series A,
                   1.63%, 11/15/19(a)                                                              4,400,000
       1,000,000   New York City IDA for Abraham Joshua Heschel,
                   1.70%, 4/1/32(a)                                                                1,000,000
         560,000   New York City IDA for American Civil Liberties,
                   1.65%, 6/1/12(a)                                                                  560,000
       5,300,000   New York City IDA for American Society for Technion,
                   1.61%, 10/1/33(a)                                                               5,300,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                                    VALUE
     AMOUNT                                                                                     (NOTE 1)
----------------                                                                            ----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   NEW YORK -- (CONTINUED)
$      3,200,000   New York City IDA for Childrens Oncology Society,
                   1.66%, 5/1/21(a)                                                         $      3,200,000
       1,415,000   New York City IDA for Church of the Heavenly Rest,
                   1.65%, 7/1/21(a)                                                                1,415,000
       1,500,000   New York City Muni Water, Series C-A,
                   1.67%, 6/15/18(a)                                                               1,500,000
         200,000   New York City MWFA WSR, Series G,
                   1.64%, 6/15/24(a)                                                                 200,000
       4,000,000   New York City WSA Rev, 1.67%, 6/15/25(a)                                        4,000,000
       2,000,000   New York State HFA for 10 Liberty Street,
                   1.63%, 11/1/35(a)                                                               2,000,000
       3,600,000   New York State HFA for Liberty View, Series A,
                   1.63%, 11/15/19(a)                                                              3,600,000
       1,880,000   New York State HFA for Normandie Court, Series
                   I, 1.62%, 5/15/15(a)                                                            1,880,000
       4,800,000   New York State HFA, Series B, 1.63%, 3/15/26(a)                                 4,800,000
      10,640,000   New York State LGAC., Series C, D, E & F,
                   1.57% - 1.64%, 4/1/25(a)                                                       10,640,000
       3,810,000   Schenectady County IDA for Sunnyview Hospital &
                   Rehab, Series A, 1.68%, 8/1/33(a)                                               3,810,000
       4,760,000   Tompkins County IDA for Kendal Ithaca Community
                   Care, Series B, 1.63%, 7/1/24(a)                                                4,760,000
       3,600,000   Yonkers IDA Civic Facility for Consumers Union,
                   1.67%, 7/1/21(a)                                                                3,600,000
                                                                                            ----------------
                                                                                                 165,805,000
                                                                                            ----------------
                   PUERTO RICO -- 4.3%
       7,500,000   Puerto Rico Commonwealth TRAN, 3.00%, 7/29/05(b)                                7,565,591
                                                                                            ----------------
                   TOTAL INVESTMENTS (COST* $173,370,591)                            98.7%       173,370,591
                   COMPREHENSIVE MANAGEMENT FEES PAYABLE                              0.0             (3,849)
                   DISTRIBUTION (12b-1) FEES PAYABLE                                  0.0               (962)
                   OTHER ASSETS, LESS LIABILITIES                                     1.3          2,243,990
                                                                                    -----   ----------------
                   NET ASSETS                                                       100.0%  $    175,609,770
                                                                                    =====   ================
                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                   SHARE BASED ON 175,609,770 SHARES OF BENEFICIAL
                   INTEREST, $.001 PAR VALUE OUTSTANDING                                    $           1.00
                                                                                            ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     RESERVE MUNICIPAL MONEY-MARKET TRUST --
                      LOUISIANA MUNICIPAL MONEY-MARKET FUND
            SCHEDULE OF INVESTMENTS -- NOVEMBER 30, 2004 (UNAUDITED)

    PRINCIPAL                                                                                    VALUE
     AMOUNT                                                                                     (NOTE 1)
----------------                                                                            ----------------
                   TAX-EXEMPT OBLIGATIONS -- 80.9%
                   LOUISIANA -- 61.4%
$         10,000   East Baton Rouge for Rhone-Poulenc Inc.,
                   1.69%, 12/1/11(a)                                                        $         10,000
          14,000   Lake Charles HRB District Revenue for Conoco, Project A,
                   1.68%, 9/1/29(a)                                                                   14,000
          21,000   Lake Charles HRB & Term. District Revenue for CITGO
                   Corp., 1.68%, 8/1/07(a)                                                            21,000
          21,000   Louisiana Environment Facilities Community DAR, Series A,
                   1.69%, 11/1/34(a)                                                                  21,000
          10,000   Louisiana Offshore Term. Auth. Deepwater Port Rev. for
                   Loop LLC, Series A, 1.69%, 9/1/14(a)                                               10,000
           7,000   Louisiana Offshore Term. Auth. Deepwater Port Rev. for
                   Loop LLC, Series A, 1.68%, 9/1/17(a)                                                7,000
          10,000   Louisiana PFA for Kenner Hotel Limited, 1.62%,12/1/15(a)                           10,000
          10,000   Louisiana PFA, Multi-family, 1.69%, 6/15/31(a)                                     10,000
          10,000   Louisiana University Agriculture & Mechanical College,
                   1.70%, 7/1/30(a)                                                                   10,000
          10,000   South Louisiana Port Marine Term. for Occidental
                   Petroleum Corp., 1.68%, 7/1/21(a)                                                  10,000
          10,000   South Louisiana Port Marine Term. for Occidental
                   Petroleum Corp., 1.66%, 7/1/18(a)                                                  10,000
                                                                                            ----------------
                                                                                                     133,000
                                                                                            ----------------
                   PUERTO RICO -- 19.5%
          21,000   Puerto Rico Government Development Bank,
                   1.58%, 12/1/15(b)                                                                  21,000
          21,000   Puerto Rico Highway & Transportation Authority, Series A,
                   1.63%, 07/1/28(b)                                                                  21,000
                                                                                            ----------------
                                                                                                      42,000
                                                                                            ----------------
                   TOTAL INVESTMENTS (COST* $175,000)                                80.9%           175,000
                   OTHER ASSETS, LESS LIABILITIES                                    19.1             41,450
                                                                                    -----   ----------------
                   NET ASSETS                                                       100.0%  $        216,450
                                                                                    =====   ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     RESERVE MUNICIPAL MONEY-MARKET TRUST --
                      LOUISIANA MUNICPAL MONEY-MARKET FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                          NOVEMBER 30, 2004 (UNAUDITED)

          ASSETS
          Investments in securities, at value (Cost $175,000)                      $    175,000
          Cash                                                                           41,054
          Interest receivable                                                               426
                                                                                   ------------
          Total Assets                                                                  216,480
                                                                                   ------------
          LIABILITIES
          Comprehensive management fees payable                                              24
          Distribution (12b-1) fees payable                                                   6
                                                                                   ------------
          Total Liabilities                                                                  30
                                                                                   ------------
          NET ASSETS                                                               $    216,450
                                                                                   ============
          NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED
          ON 216,450 SHARES OF BENEFICIAL INTEREST, $.0001 PAR VALUE
          OUTSTANDING                                                              $       1.00
                                                                                   ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     RESERVE MUNICIPAL MONEY-MARKET TRUST --
                      MINNESOTA MUNICIPAL MONEY-MARKET FUND
            SCHEDULE OF INVESTMENTS -- NOVEMBER 30, 2004 (UNAUDITED)

    PRINCIPAL                                                                                    VALUE
     AMOUNT                                                                                     (NOTE 1)
----------------                                                                            ----------------
                   TAX-EXEMPT OBLIGATIONS -- 83.3%
                   MINNESOTA -- 75.9%
$         40,000   Andover Senior Housing for Presbyterian Homes,
                   1.68%, 11/15/33(a)                                                       $         40,000
          73,000   Brooklyn Center for Brookdale Corp II, 1.72%, 12/1/14(a)                           73,000
          71,000   Cohasset for Minnesota Power & Light, Project B,
                   1.67%, 6/1/13(a)                                                                   71,000
          40,000   Duluth Tax for Lake Superior Paper, 1.65%, 9/1/10(a)                               40,000
          73,000   Hennepin County, Series B, 1.54%, 12/1/20(a)                                       73,000
          41,000   Hennepin County, Series C, 1.54%, 12/1/10(a)                                       41,000
          73,000   Mankato Multi-family Revenue for Highland Park,
                   1.72%, 5/1/27(a)                                                                   73,000
           5,000   Minnesota HEFA for St. Olaf College, Series 5-H,
                   1.67%, 10/1/30(a)                                                                   5,000
          40,000   Minnesota HEFA for St. Olaf College, Series 5-M1,
                   1.67%, 10/1/32(a)                                                                  40,000
          45,000   Roseville Private School Facility Revenue for Northwestern
                   College, 1.72%, 11/1/22(a)                                                         45,000
          40,000   St. Louis Park Revenue for Catholic Finance Corp.,
                   1.71%, 10/1/25(a)                                                                  40,000
          40,000   St. Paul Housing & Redev. Authority District Heating
                   Revenue, 1.68%, 12/1/12(a)                                                         40,000
          45,000   St. Paul Housing & Redev. Authority MHR for Highland
                   Ridge, 1.68%, 10/1/33(a)                                                           45,000
          89,000   University of Minnesota, Series A, 1.73%, 7/1/08(a)                                89,000
                                                                                            ----------------
                                                                                                     715,000
                                                                                            ----------------
                   PUERTO RICO -- 7.4%
          35,000   Puerto Rico Government Development Bank,
                   1.58%, 12/1/15(b)                                                                  35,000
          35,000   Puerto Rico Highway & Transportation Authority,
                   Series A, 1.63%, 7/1/28(b)                                                         35,000
                                                                                            ----------------
                                                                                                      70,000
                                                                                            ----------------
                   TOTAL INVESTMENTS (COST* $785,000)                                83.3%           785,000
                   OTHER ASSETS, LESS LIABILITIES                                    16.7            157,666
                                                                                    -----   ----------------
                   NET ASSETS                                                       100.0%  $        942,666
                                                                                    =====   ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     RESERVE MUNICIPAL MONEY-MARKET TRUST --
                      MINNESOTA MUNICIPAL MONEY-MARKET FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                          NOVEMBER 30, 2004 (UNAUDITED)

          ASSETS
          Investments in securities at value (Cost $785,000)                       $    785,000
          Cash                                                                          155,821
          Receivable for securities sold                                                    968
          Interest receivable                                                             1,013
                                                                                   ------------
          Total Assets                                                                  942,802
                                                                                   ------------
          LIABILITIES
          Comprehensive management fees payable                                             109
          Distribution (12b-1) fees payable                                                  27
                                                                                   ------------
          Total Liabilities                                                                 136
                                                                                   ------------
          NET ASSETS                                                               $    942,666
                                                                                   ============
          NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED
          ON 942,666 SHARES OF BENEFICIAL INTEREST, $.0001 PAR VALUE
          OUTSTANDING                                                              $       1.00
                                                                                   ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                           SECURITY TYPE ABBREVIATIONS

BAN      -- Bond Anticipation Notes
CDA      -- Community Development Authority
CFD      -- Community Facility District
COP      -- Certificate of Participation
DAR      -- Development Authority Revenue Bonds
DFA      -- Development Finance Agency
ECC      -- Evangelical Congregation Church
ECFA     -- Education Culture Facility Authority
EDA      -- Economic Development Authority Revenue Bonds
EDC      -- Economic Development Corporation
EFA      -- Education Facilities Authority
ERN      -- Economic Recovery Notes
GO       -- General Obligation Bonds
HCF      -- Health Care Facilities Revenue Bonds
HCR      -- Health Care Revenue
HDA      -- Hospital Development Authority
HDC      -- Housing Development Corporation Bonds
HDR      -- Housing Development Revenue
HEFA     -- Health & Education Facilities Authority
HFA      -- Housing Finance Authority Revenue Bonds
HRB      -- Hospital Revenue Bonds
HWA      -- Health and Welfare Authority
IDA      -- Industrial Development Authority Revenue Bonds
IDR      -- Industrial Development Agency Revenue Bonds
IFA      -- Industrial Finance Authority
LGAC     -- Local Government Assistance Corp.
MFH      -- Multifamily Housing Revenue Bonds
MFR      -- Multifamily Revenue Bonds
MFHR     -- Multifamily Facilities Housing Revenue Bonds
MHR      -- Multifamily Housing Revenue Bonds
MWFA     -- Municipal Water Finance Authortiy
PCR      -- Pollution Control Revenue Bonds
PFA      -- Public Finance Authority
RAW      -- Revenue Anticipation Warrants
TAN      -- Tax Anticipation Notes
TRAN     -- Tax Revenue Anticipation Notes
USD      -- United School District
WDA      -- Water Development Authority
WRA      -- Water Resource Authority
WSR      -- Water & Sewer System Revenue Bonds

----------
(a) Variable rate securities. The interest rates shown are as reported on November 30, 2004, are subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.
(b) Securities are collateralized by bank letters of credit or other credit agreements.
* The cost of investments for federal income tax purposes is the same as the cost for financial reporting purposes.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                THE RESERVE FUND
                            STATEMENTS OF OPERATIONS
             FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED)

                                                                        U.S.               U.S.
                                                    PRIMARY          GOVERNMENT          TREASURY
                                                      FUND              FUND               FUND
                                                ---------------   ---------------    ---------------
INTEREST INCOME (Note 1)                        $   146,895,841   $    10,617,655    $     3,383,648
                                                ---------------   ---------------    ---------------

EXPENSES (Note 2)
  COMPREHENSIVE MANAGEMENT FEES:
     Class R                                         23,906,337         3,464,773          1,479,436
     Class 95                                            65,983                --                 --
     Class 75                                           152,601                --              4,407
     Class 70                                            61,770                --                 --
     Class Treasurer's Trust                          1,252,350           109,310            288,398
     Class 45                                            33,522                82                 22
     Class 35                                            11,055                --                 --
     Class 25                                           890,679            89,201                 13
     Class 20                                           200,821                --                 --
     Class 15                                           360,073                77                 --
     Class 12                                           291,283             3,435                 --
     Class 8                                          4,508,522           164,173             19,263
  DISTRIBUTION (12b-1) FEES:
     Class R                                          5,976,584           866,193            369,859
     Class 95                                            17,596                --                 --
     Class 75                                            55,491                --              1,603
     Class 70                                            24,708                --                 --
  INTEREST EXPENSE                                       97,269            10,285              2,736
  TRUSTEE FEES                                           33,477             2,084              1,149
                                                ---------------   ---------------    ---------------

      Total expenses before waiver                   37,940,121         4,709,613          2,166,886
      Less: expenses waived (Note 2)                         --              (103)           (43,780)
                                                ---------------   ---------------    ---------------
      Net Expenses                                   37,940,121         4,709,510          2,123,106
                                                ---------------   ---------------    ---------------

NET INVESTMENT INCOME, representing
Net Increase in Net Assets from
Investment Operations                           $   108,955,720   $     5,908,145    $     1,260,542
                                                ===============   ===============    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
                            STATEMENTS OF OPERATIONS
              FOR THE SIX MONTHS ENDED NOVEMBER 30,2004 (UNAUDITED)

INTEREST INCOME (Note 1)                                  $   5,136,864
                                                          -------------

EXPENSES (Note 2)
  COMPREHENSIVE MANAGEMENT FEES:
     Class R                                                  1,123,936
     Class Treasurer's Trust                                     62,056
     Class 75                                                        --
     Class 70                                                     3,489
     Class 45                                                        22
     Class 25                                                    20,150
     Class 15                                                        77
     Class 8                                                    170,414
  DISTRIBUTION (12b-1) FEES:
     Class R                                                    280,984
     Class 70                                                     1,395
  Interest expense                                               10,229
  Trustee fees                                                      651
                                                          -------------

      Total expenses before waiver                            1,673,403
      Less: expenses waived (Note 2)                            (12,553)
                                                          -------------
      Net Expenses                                            1,660,850
                                                          -------------

NET INVESTMENT INCOME, representing
Net Increase in Net Assets from
Investment Operations                                     $   3,476,014
                                                          =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                  RESERVE MUNICIPAL
                                                                  MONEY MARKET TRUST
                                                          ----------------------------------
                                                             LOUISIANA          MINNESOTA
                                                             MUNICIPAL          MUNICIPAL
                                                            MONEY-MARKET      MONEY-MARKET
                                                                FUND               FUND
                                                          ---------------    ---------------
INTEREST INCOME (Note 1)                                  $         1,272    $         4,842
                                                          ---------------    ---------------

EXPENSES (Note 2)
   Comprehensive management fees                                      820              3,057
   Distribution (12b-1) fees                                          205                742
   Interest expense                                                    --                 13
   Trustee fees                                                         1                 --
                                                          ---------------    ---------------
     Total expenses                                                 1,026              3,812
     Less: expenses waived (Note 2)                                   (24)               (51)
                                                          ---------------    ---------------
     Net Expenses                                                   1,002              3,761
                                                          ---------------    ---------------

NET INVESTMENT INCOME, representing
Net Increase in Net Assets from
Investment Operations                                     $           270    $         1,081
                                                          ===============    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                RESERVE NEW YORK               RESERVE
                                                TAX-EXEMPT TRUST           TAX-EXEMPT TRUST
                                                ----------------  ----------------------------------
                                                    NEW YORK         CALIFORNIA        CONNECTICUT
                                                      FUND              FUND               FUND
                                                ----------------  ---------------    ---------------
INTEREST INCOME (Note 1)                        $      1,164,254  $       645,684    $       137,325
                                                ----------------  ---------------    ---------------

EXPENSES (Note 2)
   Comprehensive management fees                         713,438          401,533             84,986
   Distribution (12b-1) fees                             178,360          100,383             21,246
   Interest expense                                        1,087            1,365                600
   Trustee fees                                              294              172                 36
                                                ----------------  ---------------    ---------------
     Total expenses before waiver                        893,179          503,453            106,868
     Less: expenses waived (Note 2)                      (10,280)          (6,457)            (1,022)
                                                ----------------  ---------------    ---------------

     Net Expenses                                        882,899          496,996            105,846
                                                ----------------  ---------------    ---------------

NET INVESTMENT INCOME, representing
Net Increase in Net Assets from
Investment Operations                           $        281,355  $       148,688    $        31,479
                                                ================  ===============    ===============

                                                               RESERVE TAX-EXEMPT TRUST
                                                          ----------------------------------
                                                              FLORIDA         MASSACHUSETTS
                                                                FUND               FUND
                                                          ---------------    ---------------
INTEREST INCOME (Note 1)                                  $       285,136    $       115,969
                                                          ---------------    ---------------

EXPENSES (Note 2)
   Comprehensive management fees                                  170,943             71,975
   Distribution (12b-1) fees                                       42,736             17,994
   Interest expense                                                   373                405
   Trustee fees                                                        67                 31
                                                          ---------------    ---------------

     Total expenses before waiver                                 214,119             90,405
     Less: expenses waived (Note 2)                                (1,407)              (881)
                                                          ---------------    ---------------

     Net Expenses                                                 212,712             89,524
                                                          ---------------    ---------------

NET INVESTMENT INCOME, representing
Net Increase in Net Assets from
Investment Operations                                     $        72,424    $        26,445
                                                          ===============    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                              RESERVE TAX-EXEMPT TRUST
                                                ----------------------------------------------------
                                                    MICHIGAN         NEW JERSEY            OHIO
                                                      FUND              FUND               FUND
                                                ---------------   ---------------    ---------------
INTEREST INCOME (Note 1)                        $        62,931   $       335,472    $        86,593
                                                ---------------   ---------------    ---------------

EXPENSES (Note 2)
   Comprehensive management fees                         38,677           208,187             50,877
   Distribution (12b-1) fees                              9,669            52,047             12,719
   Interest expense                                         283               177                 84
   Trustee fees                                              20                86                 19
                                                ---------------   ---------------    ---------------

     Total expenses before waiver                        48,649           260,497             63,699
     Less: expenses waived (Note 2)                        (206)           (3,951)               (77)
                                                ---------------   ---------------    ---------------

     Net Expenses                                         8,443           256,546             63,622
                                                ---------------   ---------------    ---------------

NET INVESTMENT INCOME, representing
Net Increase in Net Assets from
Investment Operations                           $        14,488   $        78,926    $        22,971
                                                ===============   ===============    ===============

                                                               RESERVE TAX-EXEMPT TRUST
                                                          ----------------------------------
                                                            PENNSYLVANIA         VIRGINIA
                                                                FUND               FUND
                                                          ---------------    ---------------
INTEREST INCOME (Note 1)                                  $       284,436    $        69,011
                                                          ---------------    ---------------

EXPENSES (Note 2)
   Comprehensive management fees                                  170,603    $        41,793
   Distribution (12b-1) fees                                       42,650             10,449
   Interest expense                                                   165                 --
   Trustee fees                                                        78                 19
                                                          ---------------    ---------------

     Total expenses before waiver                                 213,496             52,261
     Less: expenses waived (Note 2)                                  (453)              (477)
                                                          ---------------    ---------------

     Net Expenses                                                 213,043             51,784
                                                          ---------------    ---------------

NET INVESTMENT INCOME, representing
Net Increase in Net Assets from
Investment Operations                                     $        71,393    $        17,227
                                                          ===============    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  (This page has been left blank intentionally)

                                THE RESERVE FUND
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                         PRIMARY FUND
                                                           ----------------------------------------
                                                               SIX MONTHS               YEAR
                                                                  ENDED                 ENDED
                                                              NOVEMBER 30,             MAY 31,
                                                                  2004                  2004
                                                           ------------------    ------------------
INCREASE IN NET ASSETS:
FROM INVESTMENT OPERATIONS:
   Net investment income                                   $      108,955,720    $      108,812,713
                                                           ------------------    ------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
NET INVESTMENT INCOME (Note 1):
   Class R                                                        (15,655,020)           (6,448,257)
   Class 95                                                           (50,104)              (14,173)
   Class 75                                                          (245,062)              (26,619)
   Class 70                                                          (100,561)              (53,262)
   Class Treasurer's Trust                                         (1,946,491)           (2,447,763)
   Class 45                                                           (80,199)              (79,438)
   Class 35                                                           (33,969)              (20,638)
   Class 25                                                        (4,097,393)          (13,446,891)
   Class 20                                                        (1,330,462)                   --
   Class 15                                                        (2,727,399)           (1,362,603)
   Class 12                                                        (3,326,870)           (1,932,007)
   Class 8                                                        (79,362,190)          (82,981,062)
                                                           ------------------    ------------------
Total dividends to shareholders                                  (108,955,720)         (108,812,713)
                                                           ------------------    ------------------

FROM CAPITAL SHARE TRANSACTIONS (Note 4)
   (at net asset value of $1.00 per share):
   Proceeds from sale of shares                               143,950,209,512       164,426,231,342
   Dividends reinvested                                           108,955,720           108,812,713
   Cost of shares redeemed                                   (146,684,116,676)     (159,155,546,516)
                                                           ------------------    ------------------
                                                               (2,624,951,444)        5,379,497,539
                                                           ------------------    ------------------
   Net increase (decrease) in net assets                       (2,624,951,444)        5,379,497,539

NET ASSETS:
   Beginning of period                                         19,657,333,995        14,277,836,456
                                                           ------------------    ------------------
   End of period                                           $   17,032,382,551    $   19,657,333,995
                                                           ==================    ==================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                         U.S. GOVERNMENT FUND                         U.S. TREASURY FUND
                                               ----------------------------------------    ----------------------------------------
                                                   SIX MONTHS               YEAR               SIX MONTHS               YEAR
                                                     ENDED                  ENDED                 ENDED                 ENDED
                                                  NOVEMBER 30,             MAY 31,            NOVEMBER 30,             MAY 31,
                                                      2004                  2004                  2004                  2004
                                               ------------------    ------------------    ------------------    ------------------
INCREASE IN NET ASSETS:
FROM INVESTMENT OPERATIONS:
   Net investment income                       $        5,908,145    $        3,332,736    $        1,260,542    $        1,449,240
                                               ------------------    ------------------    ------------------    ------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
NET INVESTMENT INCOME (Note 1):
   Class R                                             (2,254,761)             (867,803)             (615,561)             (316,627)
   Class 95                                                    --                    --                    --                    --
   Class 75                                                    --                    --                (6,877)                   --
   Class 70                                                    --                    --                    --                    --
   Class Treasurer's Trust                               (183,325)              (46,329)             (336,572)             (995,194)
   Class 45                                                  (237)               (7,530)                  (45)                  (44)
   Class 35                                                    --                    --                    --                    --
   Class 25                                              (455,638)             (375,764)                  (54)                  (58)
   Class 20                                                    --                    --                    --                    --
   Class 15                                                  (698)                 (943)                   --                    --
   Class 12                                               (41,551)                 (340)                   --                    --
   Class 8                                             (2,971,935)           (2,034,027)             (301,433)             (137,317)
                                               ------------------    ------------------    ------------------    ------------------
Total dividends to shareholders                        (5,908,145)           (3,332,736)           (1,260,542)           (1,449,240)
                                               ------------------    ------------------    ------------------    ------------------

FROM CAPITAL SHARE TRANSACTIONS (Note 4)
   (at net asset value of $1.00 per share):
   Proceeds from sale of shares                     5,376,160,976         4,966,824,804         1,083,412,787         1,853,598,453
   Dividends reinvested                                 5,908,145             3,332,736             1,260,542             1,449,240
   Cost of shares redeemed                         (5,245,080,570)       (4,705,228,881)       (1,294,321,857)       (1,828,679,984)
                                               ------------------    ------------------    ------------------    ------------------
                                                      136,988,551           264,928,659          (209,648,528)           26,367,709
                                               ------------------    ------------------    ------------------    ------------------
   Net increase (decrease) in net assets              136,988,551           264,928,659          (209,648,528)           26,367,709

NET ASSETS:
   Beginning of period                              1,223,337,077           958,408,418           674,888,220           648,520,511
                                               ------------------    ------------------    ------------------    ------------------
   End of period                               $    1,360,325,628    $    1,223,337,077    $      465,239,692    $      674,888,220
                                               ==================    ==================    ==================    ==================

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST -- INTERSTATE TAX-EXEMPT FUND
                 STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                             SIX MONTHS
                                                               ENDED           YEAR ENDED
                                                            NOVEMBER 30,         MAY 31,
                                                                2004              2004
                                                          ---------------    ---------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment income                                  $     3,476,014    $       927,612
                                                          ---------------    ---------------

DIVIDENDS PAID TO SHAREHOLDERS FROM
NET INVESTMENT INCOME (Note 1):
   Class R                                                       (453,609)          (265,314)
   Class Treasurer's Trust                                        (76,644)           (96,414)
   Class 75                                                            --                 --
   Class 70                                                        (6,615)                --
   Class 45                                                           (42)               (45)
   Class 25                                                       (85,072)          (127,864)
   Class 15                                                          (587)              (857)
   Class 8                                                     (2,853,445)          (437,118)
                                                          ---------------    ---------------
Total dividends to shareholders                                (3,476,014)          (927,612)
                                                          ---------------    ---------------

FROM CAPITAL SHARE TRANSACTIONS (Note 6)
(AT NET ASSET VALUE OF $1.00 PER SHARE):
   Proceeds from sale of shares                             2,852,795,170      1,725,177,076
   Dividends reinvested                                         3,476,014            927,612
   Cost of shares redeemed                                 (2,363,566,419)    (1,665,413,585)
                                                          ---------------    ---------------
                                                              492,704,765         60,691,103
                                                          ---------------    ---------------
   Net increase in net assets                                 492,704,765         60,691,103

NET ASSETS:
   Beginning of period                                        388,266,556        327,575,453
                                                          ---------------    ---------------
   End of period                                          $   880,971,321    $   388,266,556
                                                          ===============    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  (This page has been left blank intentionally)

                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                 RESERVE NEW YORK
                                                                 TAX-EXEMPT TRUST
                                                     ----------------------------------------
                                                                   NEW YORK FUND
                                                     ----------------------------------------
                                                         SIX MONTHS
                                                            ENDED
                                                         NOVEMBER 30,          YEAR ENDED
                                                             2004             MAY 31, 2004
                                                     ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM INVESTMENT OPERATIONS:
   Net investment income                             $          281,355    $          121,640
                                                     ------------------    ------------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
   Net Investment Income (Note 1):                             (281,355)             (121,640)
                                                     ------------------    ------------------

FROM CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00 per share):
   Proceeds from sale of shares                             253,126,427           649,496,561
   Dividends reinvested                                         281,355               121,640
   Cost of shares redeemed                                 (250,379,714)         (705,449,514)
                                                     ------------------    ------------------
                                                              3,028,068           (55,831,313)
                                                     ------------------    ------------------
   Net increase (decrease) in net assets                      3,028,068           (55,831,313)

NET ASSETS:
   Beginning of period                                      172,581,702           228,413,015
                                                     ------------------    ------------------
   End of period                                     $      175,609,770    $      172,581,702
                                                     ==================    ==================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                             RESERVE TAX-EXEMPT TRUST
                                               ------------------------------------------------------------------------------------
                                                            CALIFORNIA FUND                            CONNECTICUT FUND
                                               ----------------------------------------    ----------------------------------------
                                                   SIX MONTHS                                 SIX MONTHS
                                                      ENDED                                      ENDED
                                                   NOVEMBER 30,          YEAR ENDED           NOVEMBER 30,           YEAR ENDED
                                                       2004             MAY 31, 2004              2004              MAY 31, 2004
                                               ------------------    ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM INVESTMENT OPERATIONS:
   Net investment income                       $          148,688    $           65,151    $           31,479    $           17,239
                                               ------------------    ------------------    ------------------    ------------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
   Net Investment Income (Note 1):                       (148,688)              (65,151)              (31,479)              (17,239)
                                               ------------------    ------------------    ------------------    ------------------

FROM CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00 per share):
   Proceeds from sale of shares                       212,062,728           505,853,333            31,820,664            79,082,035
   Dividends reinvested                                   148,688                65,151                31,479                17,239
   Cost of shares redeemed                           (219,213,995)         (513,696,593)          (34,373,181)          (94,017,695)
                                               ------------------    ------------------    ------------------    ------------------
                                                       (7,002,579)           (7,778,109)           (2,521,038)          (14,918,421)
                                               ------------------    ------------------    ------------------    ------------------
   Net increase (decrease) in net assets               (7,002,579)           (7,778,109)           (2,521,038)          (14,918,421)

NET ASSETS:
   Beginning of period                                101,214,657           108,992,766            21,464,789            36,383,210
                                               ------------------    ------------------    ------------------    ------------------
   End of period                               $       94,212,078    $      101,214,657    $       18,943,751    $       21,464,789
                                               ==================    ==================    ==================    ==================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                              RESERVE TAX-EXEMPT TRUST
                                                      ----------------------------------------
                                                                    FLORIDA FUND
                                                      ----------------------------------------
                                                          SIX MONTHS
                                                             ENDED
                                                         NOVEMBER 30,           YEAR ENDED
                                                              2004             MAY 31, 2004
                                                      ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM INVESTMENT OPERATIONS:
   Net investment income                              $           72,424    $           26,892
                                                      ------------------    ------------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
   Net investment income (Note 1)                                (72,424)              (26,892)
                                                      ------------------    ------------------

FROM CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00 per share):
   Proceeds from sale of shares                               95,547,482           187,577,015
   Dividends reinvested                                           72,424                26,892
   Cost of shares redeemed                                   (91,287,421)         (194,025,813)
                                                      ------------------    ------------------
                                                               4,332,485            (6,421,906)
                                                      ------------------    ------------------
   Net increase (decrease) in net assets                       4,332,485            (6,421,906)

NET ASSETS:
   Beginning of period                                        39,453,389            45,875,295
                                                      ------------------    ------------------
   End of period                                      $       43,785,874    $       39,453,389
                                                      ==================    ==================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                             RESERVE TAX-EXEMPT TRUST
                                               ------------------------------------------------------------------------------------
                                                          MASSACHUSETTS FUND                             MICHIGAN FUND
                                               ----------------------------------------    ----------------------------------------
                                                   SIX MONTHS                                  SIX MONTHS
                                                      ENDED                                       ENDED
                                                  NOVEMBER 30,           YEAR ENDED           NOVEMBER 30,           YEAR ENDED
                                                      2004              MAY 31, 2004              2004              MAY 31, 2004
                                               ------------------    ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM INVESTMENT OPERATIONS:
   Net investment income                       $           26,445    $           10,897    $           14,488    $            4,956
                                               ------------------    ------------------    ------------------    ------------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
   Net investment income (Note 1)                         (26,445)              (10,897)              (14,488)               (4,956)
                                               ------------------    ------------------    ------------------    ------------------

FROM CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00 per share):
   Proceeds from sale of shares                        24,998,579            79,829,238            15,571,879            36,464,490
   Dividends reinvested                                    26,445                10,897                14,488                 4,956
   Cost of shares redeemed                            (27,233,479)          (82,799,552)          (18,887,392)          (32,253,120)
                                               ------------------    ------------------    ------------------    ------------------
                                                       (2,208,455)           (2,959,417)           (3,301,025)            4,216,326
                                               ------------------    ------------------    ------------------    ------------------
   Net increase (decrease) in net assets               (2,208,455)           (2,959,417)           (3,301,025)            4,216,326

NET ASSETS:
   Beginning of period                                 17,819,238            20,778,655            12,074,369             7,858,043
                                               ------------------    ------------------    ------------------    ------------------
   End of period                               $       15,610,783    $       17,819,238    $        8,773,344    $       12,074,369
                                               ==================    ==================    ==================    ==================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                             RESERVE TAX-EXEMPT TRUST
                                                     ----------------------------------------
                                                                  NEW JERSEY FUND
                                                     ----------------------------------------
                                                         SIX MONTHS
                                                            ENDED              YEAR ENDED
                                                        NOVEMBER 30,             MAY 31,
                                                            2004                  2004
                                                     ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment income                             $           78,926    $           31,405
                                                     ------------------    ------------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
   Net investment income (Note 1)                               (78,926)              (31,405)
                                                     ------------------    ------------------

FROM CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00 per share):
   Proceeds from sale of shares                             149,875,073           194,005,843
   Dividends reinvested                                          78,926                31,405
   Cost of shares redeemed                                 (150,108,776)         (199,812,677)
                                                     ------------------    ------------------
                                                               (154,777)           (5,775,429)
                                                     ------------------    ------------------
   Net increase (decrease) in net assets                       (154,777)           (5,775,429)

NET ASSETS:
   Beginning of period                                       50,245,918            56,021,347
                                                     ------------------    ------------------
   End of period                                     $       50,091,141    $       50,245,918
                                                     ==================    ==================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                             RESERVE TAX-EXEMPT TRUST
                                               ------------------------------------------------------------------------------------
                                                               OHIO FUND                               PENNSYLVANIA FUND
                                               ----------------------------------------    ----------------------------------------
                                                   SIX MONTHS                                  SIX MONTHS
                                                      ENDED              YEAR ENDED               ENDED              YEAR ENDED
                                                  NOVEMBER 30,             MAY 31,            NOVEMBER 30,             MAY 31,
                                                      2004                  2004                  2004                  2004
                                               ------------------    ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment income                       $           22,971    $            7,585    $           71,393    $           30,826
                                               ------------------    ------------------    ------------------    ------------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
   Net investment income (Note 1)                         (22,971)               (7,585)              (71,393)              (30,826)
                                               ------------------    ------------------    ------------------    ------------------

FROM CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00 per share):
   Proceeds from sale of shares                        42,771,953            64,441,135            63,878,807           151,857,837
   Dividends reinvested                                    22,971                 7,585                71,393                30,826
   Cost of shares redeemed                            (41,599,560)          (63,946,823)          (67,221,622)         (146,420,903)
                                               ------------------    ------------------    ------------------    ------------------
                                                        1,195,364               501,897            (3,271,423)            5,467,760)
                                               ------------------    ------------------    ------------------    ------------------
   Net increase (decrease) in net assets                1,195,364               501,897            (3,271,423)            5,467,760)

NET ASSETS:
   Beginning of period                                 10,911,810            10,409,913            46,060,096            40,592,336
                                               ------------------    ------------------    ------------------    ------------------
   End of period                               $       12,107,174    $       10,911,810    $       42,788,673    $       46,060,096
                                               ==================    ==================    ==================    ==================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                               RESERVE TAX-EXEMPT TRUST
                                                          ----------------------------------
                                                                     VIRGINIA FUND
                                                          ----------------------------------
                                                            SIX MONTHS
                                                               ENDED           YEAR ENDED
                                                           NOVEMBER 30,          MAY 31,
                                                               2004                2004
                                                          ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment income                                  $        17,227    $         7,292
                                                          ---------------    ---------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
   Net investment income (Note 1)                                 (17,227)            (7,292)
                                                          ---------------    ---------------

FROM CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00 per share):
   Proceeds from sale of shares                                31,968,567         73,535,462
   Dividends reinvested                                            17,227              7,292
   Cost of shares redeemed                                    (31,626,628)       (73,753,730)
                                                          ---------------    ---------------
                                                                  359,166           (210,976)
                                                          ---------------    ---------------
   Net increase (decrease) in net assets                          359,166           (210,976)

NET ASSETS:
   Beginning of period                                         11,049,068         11,260,044
                                                          ---------------    ---------------
   End of period                                          $    11,408,234    $    11,049,068
                                                          ===============    ===============

               SEE NOTES TO FINANCIAL STATEMENTS.

                      RESERVE MUNICIPAL MONEY-MARKET TRUST
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                 LOUISIANA MUNICIPAL
                                                                  MONEY-MARKET FUND
                                                          ----------------------------------
                                                            SIX MONTHS
                                                               ENDED            YEAR ENDED
                                                           NOVEMBER 30,           MAY 31,
                                                               2004                2004
                                                          ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM INVESTMENT OPERATIONS:
   Net investment income                                  $           270    $           106
                                                          ---------------    ---------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
   Net investment income (Note 1)                                    (270)              (106)
                                                          ---------------    ---------------

FROM CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00 per share):
   Proceeds from sale of shares                                   486,960            538,385
   Dividends reinvested                                               270                106
   Cost of shares redeemed                                       (456,666)          (463,107)
                                                          ---------------    ---------------
   Net increase in net assets                                      30,564             75,384
                                                          ---------------    ---------------

NET ASSETS:
   Beginning of period                                            185,886            110,502
                                                          ---------------    ---------------
   End of period                                          $       216,450    $       185,886
                                                          ===============    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 MINNESOTA MUNICIPAL
                                                                  MONEY-MARKET FUND
                                                          ----------------------------------
                                                             SIX MONTHS
                                                                ENDED           YEAR ENDED
                                                            NOVEMBER 30,          MAY 31,
                                                                2004                2004
                                                          ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM INVESTMENT OPERATIONS:
   Net investment income                                  $         1,081    $           227
                                                          ---------------    ---------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
   Net investment income (Note 1)                                  (1,081)              (227)
                                                          ---------------    ---------------

FROM CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00 per share):
   Proceeds from sale of shares                                 2,016,224          1,910,895
   Dividends reinvested                                             1,081                227
   Cost of shares redeemed                                     (1,720,486)        (1,450,296)
                                                          ---------------    ---------------
   Net increase in net assets                                     296,819            460,826
                                                          ---------------    ---------------

NET ASSETS:
   Beginning of period                                            645,847            185,021
                                                          ---------------    ---------------
   End of period                                          $       942,666    $       645,847
                                                          ===============    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                THE RESERVE FUND
                        RESERVE NEW YORK TAX-EXEMPT TRUST
                            RESERVE TAX-EXEMPT TRUST
                      RESERVE MUNICIPAL MONEY-MARKET TRUST
                          (COLLECTIVELY, THE "TRUSTS")

                          NOTES TO FINANCIAL STATEMENTS

(1)  SIGNIFICANT ACCOUNTING POLICIES:
The Trusts are registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as open-end investment companies. The policies summarized below are consistently followed in the preparation of their financial statements in conformity with generally accepted accounting principles.

     A. The Trusts' authorized shares of beneficial interest are unlimited. As of November 30, 2004, there were seven (7) series of The Reserve Fund authorized: Primary Fund, U.S. Government Fund, U.S. Treasury Fund, Primary II Fund, U.S. Government II Fund, U.S. Treasury II Fund and Strategist Money-Market Fund; eleven (11) separate series of the Reserve Tax-Exempt Trust authorized: Interstate Tax-Exempt Fund, Interstate II Tax-Exempt Fund (which has not commenced operations), California Tax-Exempt Fund, Connecticut Tax-Exempt Fund, Florida Tax-Exempt Fund, Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, New Jersey Tax-Exempt Fund, Ohio Tax-Exempt Fund, Pennsylvania Tax-Exempt Fund and Virginia Tax-Exempt Fund; and one (1) series of the Reserve New York Tax-Exempt Trust authorized: the New York Tax-Exempt Fund; and two (2) series of the Reserve Municipal Money-Market Trust: the Louisiana Money-Market Fund and Minnesota Money-Market Fund. These financial statements and notes apply to the Primary Fund, U.S. Government Fund and U.S. Treasury Fund of The Reserve Fund; the Interstate Tax-Exempt Fund, California Tax-Exempt Fund, Connecticut Tax-Exempt Fund, Florida Tax-Exempt Fund, Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, New Jersey Tax-Exempt Fund, Ohio Tax-Exempt Fund, Pennsylvania Tax-Exempt Fund and Virginia Tax-Exempt Fund of Reserve Tax-Exempt Trust; the New York Tax-Exempt Fund of Reserve New York Tax-Exempt Trust; and the Louisiana Money-Market Fund and Minnesota Money-Market Fund of the Reserve Municipal Money-Market Trust (each, a "Fund", and collectively, the "Funds").

     B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization or accretion to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. For purpose of compliance with Rule 2a-7 of the Investment Company Act and for computing the portfolio average weighted life to maturity, the maturity of floating or variable rate instruments in which the Funds may invest will be deemed to be, for floating rate instruments: (1) the notice period required before a Fund is entitled to receive payment of the principal amount of the instrument; and for variable rate instruments the longer of (1) above or
     (2) the period remaining until the instrument's next rate adjustment.

     C. It is the policy of each Fund to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis. Interest income is accrued daily and security premium or discount is amortized or accreted daily. The Primary Fund, U.S. Government Fund, U.S. Treasury Fund and Interstate Tax-Exempt Fund allocate investment income and fund level expenses (expenses other than the comprehensive management fee and distribution fee) on a daily basis based upon the relative proportion of net assets of each class. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund's shares, unless the shareholder has elected in writing to receive cash.

     E. The Funds may enter into repurchase agreements with financial institutions and securities dealers who are deemed creditworthy pursuant to guidelines established by the Trusts' Board of Trustees. Reserve Management Company, Inc. ("RMCI" or the "Investment Adviser") will follow procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. The Funds' custodian holds the securities that are subject to repurchase agreements.

     F. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

     G. During the six months ended November 30, 2004, the Funds incurred overdraft positions with their custodian bank. Any related interest charges are shown in the Fund's statement of operations.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
Pursuant to an investment management agreement (the "Agreements") between Reserve Management Company, Inc. ("RMCI") and each Trust on behalf of each of its series, RMCI serves as each Fund's Investment Adviser, subject to the policies adopted by the Boards of Trustees. Under the Agreements RMCI is responsible for the supervision of the day-to-day operations, managing each Fund's investments, effecting purchases and sales thereof, and absorbing certain promotional expenses. Each Fund (with the exception of Primary Fund, U.S. Government Fund, U.S. Treasury Fund and Interstate Tax-Exempt Fund) pays RMCI a comprehensive management fee of 0.80% of such Fund's average daily net assets, which is accrued daily. For the Primary Fund, U.S. Government Fund, U.S. Treasury Fund and Interstate Tax-Exempt Fund, RMCI receives a comprehensive management fee accrued daily at an annual rate based on the average daily net assets of each class of each fund according to the following schedule:

                                                                     TREASURER'S
CLASS 8  CLASS 12  CLASS 15  CLASS 20  CLASS 25  CLASS 35  CLASS 45     TRUST     CLASS 70  CLASS 75  CLASS 95  CLASS R
-------  --------  --------  --------  --------  --------  --------  -----------  --------  --------  --------  -------
 0.08%     0.12%     0.15%     0.20%     0.25%     0.35%     0.45%       0.60%      0.50%     0.55%     0.75%    0.80%

The comprehensive management fee includes the investment advisory fee, all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses, transfer agent costs and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the definition of customary operating expenses are: interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments under each Fund's Distribution Plan and the fees of the Trustees who are not interested persons, as defined in the Investment Company Act (the "non-interested Trustees"), for which each Fund pays its direct or allocated share. The Louisiana and Minnesota Municipal Money-Market Funds also pay the state (blue sky) and SEC registration fees applicable to those funds. For the six months ended November 30, 2004, RMCI voluntarily waived its comprehensive management fee in the amounts listed below:

     FUND                                             AMOUNT
     ----                                            --------
     Primary Fund, Class R                           $      0
     U.S. Government Fund, Class R                        103
     U.S. Treasury Fund, Class R                       43,780
     Interstate Tax-Exempt Fund                        12,553
     New York Tax-Exempt Fund                          10,280
     California Tax-Exempt Fund                         6,457
     Connecticut Tax-Exempt Fund                        1,022
     Florida Tax-Exempt Fund                            1,407
     Massachusetts Tax-Exempt Fund                        881
     Michigan Tax-Exempt Fund                             206
     New Jersey Tax-Exempt Fund                         3,951
     Ohio Tax-Exempt Fund                                  77
     Pennsylvania Tax-Exempt Fund                         453
     Virginia Tax-Exempt Fund                             477
     Louisiana Municipal Money-Market Fund                 24
     Minnesota Municipal Money-Market Fund                 51

Certain Officers and Trustees of the Trusts are also Officers of RMCI.

As of November 30, 2004, RMCI owned 51% of the Louisiana and 12% of the Minnesota Municipal-Money Market Funds.

DISTRIBUTION ASSISTANCE:
The Funds have each adopted a Rule 12b-1 Distribution Plan and entered into a Distribution Agreement with Resrv Partners, Inc., an affiliate of RMCI, which allows each Fund to pay distribution fees for certain shareholder services and for expenses related to the sale of its shares for the Funds that offer a single class of shares and of the Primary Fund, U.S. Government Fund, U.S. Treasury Fund and Interstate Tax-Exempt Fund's Class R, Class 95, Class 75 and Class 70 shares. The rate of distribution expenses may not exceed 0.20% per year of the average daily net assets of each Fund or class. The Distribution Plan requires RMCI to pay at least an equal amount from its own resources.

(3)  CONCENTRATION OF CREDIT RISK:
Total assets of the Connecticut Tax-Exempt Fund, Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, and the Virginia Tax-Exempt Fund, Louisiana Municipal Money-Market Fund and the Minnesota Municipal Money-Market Fund each include a concentration of cash that is held in accounts with the Funds' Custodian.

(4)  INVESTMENT CONCENTRATION:
The Funds invest substantially all of their assets in portfolios of tax-exempt obligations issued by states, territories and possessions of the United States and their subdivisions. The issuers' ability to meet their obligations may be affected by economic, regional or political developments. In order to reduce the credit risks associated with such factors, the Funds invest substantially all of their portfolio assets in obligations backed by letters of credit, bond insurance of financial institutions, financial guaranty assurance agencies and/or other credit enhancement arrangements as shown below as a percentage of each Fund's net assets at November 30, 2004:

NEW YORK TAX-EXEMPT FUND  94.4%

   LETTER OF CREDIT

   Allied Irish Bank, PLC                            3.6%
   Bank of America NA                                3.8%
   Bank of New York                                  4.6%
   Bank of Nova Scotia                               4.3%
   Bayerische Landesbank Girozentrale                3.8%
   BNP Paribas                                       4.3%
   Citibank, NA                                      4.6%
   DEPFA Bank, PLC                                   4.6%
   Dexia Bank                                        3.6%
   FNMA                                              4.5%
   HSBC Bank                                         4.6%
   JPMorganChase Bank                                3.2%
   KBC Bank NV                                       3.5%
   Keybank NA                                        4.3%
   Landesbank Baden - Wurttenberg                    3.9%
   Landesbank Hessen -
     Thueringen Girozentrale                         4.3%
   Societe Generale                                  4.6%
   State Street Bank & Trust Co.                     4.9%
   Suntrust Bank                                     0.6%
   Toronto - Dominion Bank                           2.4%
   Wachovia Bank NA                                  2.7%
   Westdeutsche Landesbank AG                        3.6%

 * BOND INSURANCE

   AMBAC                                             4.3%
   FGIC                                              2.4%
   MBIA                                              3.4%

INTERSTATE TAX-EXEMPT FUND  87.8%

   LETTER OF CREDIT

   ABN-AMRO Bank NV                                  1.7%
   Allied Irish Bank, PLC                            1.4%
   Bank of America NA                                3.4%
   Bank of New York                                  1.8%
   Bank of Nova Scotia                               3.7%
   Barclays Bank PLC                                 0.1%
   Bayerische Landesbank Girozentrale                0.6%
   BNP Paribas                                       4.8%
   Branch Banking & Trust Co.                        0.1%
   Citibank, NA                                      3.3%
   Comerica Bank                                     3.3%
   Credit Suisse First Boston                        0.6%
   Danske Bank                                       1.5%
   DEPFA Bank, PLC                                   3.1%
   Dexia Bank                                        2.9%
   FHLB                                              0.6%
   Fifth Third Bank                                  0.6%
   FNMA                                              3.0%
   Harris Trust & Savings Bank                       2.1%
   HBOS PLC                                          1.1%
   HSBC Bank USA                                     1.2%
   JPMorganChase Bank                                3.3%
   Keybank NA                                        1.5%
   Kredietbank NV                                    2.5%
   Landesbank Baden - Wurternberg                    1.0%
   Landesbank Hessen-
      Thuerinigen Girozentrale                       4.1%
   LaSalle Bank, NA                                  2.1%
   Lloyds TSB Bank PLC                               0.3%
   Massachussets Institute of Technology             1.1%
   M & I Bank                                        0.1%
   Manufacturers and Traders Trust Co.               0.7%
   Natexis Banques Populaires                        0.1%
   National City Bank                                0.1%
   Northern Trust Co.                                3.4%
   PNC Bank, NA                                      0.5%
   Rabobank Nederland                                0.4%
   Regions Bank                                      0.1%
   Societe Generale                                  0.5%
   Standard Federal Bank, NA                         0.1%
   State Street Bank & Trust Co.                     2.6%
   Suntrust Bank                                     3.6%
   Toronto-Dominion Bank                             0.7%
   University of Minnesota                           0.0%
   University of Virginia                            0.1%
   US Bank NA                                        2.2%
   Wachovia Bank NA                                  0.7%
   Wells Fargo Bank NA                               0.7%
   Westdeutsche Landesbank AG                        0.5%

 * BOND INSURANCE

   AMBAC                                             1.0%
   FGIC                                              4.4%
   FRMC                                              1.2%
   FSA                                               4.0%
   MBIA                                              3.3%

CALIFORNIA TAX-EXEMPT FUND  95.3%

   LETTER OF CREDIT

   Allied Irish Bank, PLC                            4.6%
   Bank of America NA                                4.2%
   Bank of New York                                  4.7%
   Bank of Nova Scotia                               4.2%
   Bayerische Landesbank Girozentrale                4.0%
   BNP Paribas                                       2.7%
   Citibank, NA                                      4.9%
   Comercia Bank                                     3.6%
   Credit Suisse First Boston                        2.9%
   FNMA                                              4.9%
   JPMorganChase Bank                                2.6%
   Kredietbank NV, Brussels                          2.9%
   Landesbank Baden - Wurttenberg                    3.3%
   Landesbank Hessen -
      Thuerinigen Girozentrale                       2.2%
   LaSalle Bank, NA                                  3.3%
   Northern Trust Co.                                4.6%
   Societe Generale                                  3.2%
   State Street Bank & Trust Co.                     4.3%
   Union Bank of Switzerland                         0.8%
   US Bank NA                                        3.8%
   Wachovia Bank NA                                  2.3%
   Wells Fargo Bank NA                               4.0%

 * BOND INSURANCE

   AMBAC                                             4.4%
   FGIC                                              4.8%
   FRMC                                              3.3%
   FSA                                               4.8%

CONNECTICUT TAX-EXEMPT FUND  83.3%

   LETTER OF CREDIT

   Allied Irish Bank, PLC                            4.8%
   Bank of America                                   4.8%
   Bayerische Landesbank Girozentrale                4.8%
   JPMorganChase Bank                                4.8%
   KBC Bank NV                                       8.9%
   LaSalle Bank, NA                                  4.9%
   Landesbank Hessen -
      Thueringen Girozentrale                        8.4%
   Northern Trust Co.                                9.5%
   Wachovia Bank NA                                  9.2%

 * BOND INSURANCE

   AMBAC                                             4.1%
   FGIC                                              4.8%
   FSA                                               9.5%
   MBIA                                              4.8%

FLORIDA TAX-EXEMPT FUND  95.1%

   LETTER OF CREDIT

   Bank of America NA                                4.6%
   BNP Paribas                                       4.6%
   Credit Suisse First Boston                        4.1%
   Citibank, NA                                      4.6%
   Fifth Third Bank                                  3.2%
   FHLB                                              3.7%
   FNMA                                              4.1%
   HBOS PLC                                          4.6%
   JPMorganChase Bank                                3.2%
   Keybank NA                                        4.0%
   LaSalle Bank NA                                   4.6%
   Northern Trust Co.                                3.9%
   HSBC Bank USA                                     4.1%
   Societe Generale                                  3.7%
   State Street Bank & Trust Co.                     4.6%
   Suntrust Bank                                     6.6%
   Wachovia Bank NA                                  5.0%

 * BOND INSURANCE

   AMBAC                                             2.4%
   FGIC                                              4.1%
   FRMC                                              7.0%
   FSA                                               7.3%
   MBIA                                              1.1%

MASSACHUSETTS TAX-EXEMPT FUND  58.0%

   LETTER OF CREDIT

   Allied Irish Bank, PLC                            3.2%
   Bank of America                                   5.1%
   Comercia Bank, Detroit                            5.1%
   DEPFA Bank, PLC                                   3.5%
   Dexia Bank                                        3.2%
   FNMA                                              5.1%
   KBC Bank NV                                       3.2%
   Landesbank Baden - Wurttenberg                    6.4%
   Landesbank Hessen -
      Thueringen Girozentrale                        3.2%
   State Street Bank & Trust Co.                     3.9%
   Wachovia Bank NA                                  3.9%

 * BOND INSURANCE

   AMBAC                                             2.6%
   FGIC                                              5.1%
   MBIA                                              4.5%

MICHIGAN TAX-EXEMPT FUND  90.1%

   LETTER OF CREDIT

   Bank of America, NA                               8.5%
   Comerica Bank                                     9.1%
   Dexia Bank                                        4.8%
   FHLB                                              8.5%
   Fifth Third Bank                                  4.6%
   FNMA                                              8.5%
   JPMorganChase Bank                                4.6%
   Keybank NA                                        1.4%
   Kredietbank NV                                    4.6%
   Landesbank Hessen-
      Thuerinigen Girozentrale                       4.6%
   LaSalle Bank, NA                                  4.6%
   National City Bank                                4.6%
   Northern Trust Co.                                0.0%
   Standard Federal Bank, NA                         7.9%

 * BOND INSURANCE

   AMBAC                                             4.6%
   FGIC                                              4.6%
   MBIA                                              4.6

NEW JERSEY TAX-EXEMPT FUND  86.5%

   LETTER OF CREDIT

   Bank of America                                   1.7%
   Bank of New York                                  4.8%
   Bank of Nova Scotia                               4.4%
   Barclays Bank PLC                                 4.1%
   Bayerische Landesbank Girozentrale                4.8%
   Citibank, NA                                      4.0%
   FNMA                                              4.8%
   JPMorganChase Bank                                4.2%
   KBC Bank NV                                       4.5%
   Lloyds TSB Bank PLC                               4.0%
   PNC Bank, NA                                      9.0%
   Suntrust Bank                                     9.5%
   Wachovia Bank NA                                  4.6%

 * BOND INSURANCE

   FGIC                                              9.0%
   FSA                                               9.0%
   MBIA                                              4.1%

OHIO TAX-EXEMPT FUND  98.0%

   LETTER OF CREDIT

   ABN-AMRO Bank NV                                  5.0%
   Allied Irish Bank, PLC                            4.1%
   Bank One, NA                                      4.1%
   Barclays Bank PLC                                 4.1%
   BNP Paribas                                       3.3%
   Citibank, NA                                      7.4%
   Fifth Third Bank                                  4.5%
   HBOS PLC                                          4.1%
   JPMorganChase Bank                                5.0%
   Keybank NA                                        5.0%
   LaSalle Bank, NA                                  4.1%
   National City Bank                                4.1%
   HSBC Bank USA                                     4.6%
   State Street Bank & Trust Co.                     4.1%
   US Bank NA                                        8.3%
   Wachovia Bank NA                                  6.6%
   Wells Fargo Bank NA                               3.1%

 * BOND INSURANCE

   AMBAC                                             4.1%
   FSA                                               8.3%
   MBIA                                              4.1%

PENNSYLVANIA TAX-EXEMPT FUND  93.4%

   LETTER OF CREDIT

   ABN-AMRO Bank NV                                  4.9%
   Allied Irish Bank, PLC                            4.8%
   Bank of America NA                                5.5%
   Bank of Nova Scotia                               2.3%
   BNP Paribas                                       2.9%
   Comerica Bank                                     4.4%
   DEPFA Bank, PLC                                   4.9%
   Dexia Bank                                        8.9%
   FNMA                                              4.9%
   JPMorganChase Bank                                4.7%
   Kredietbank NV                                    4.2%
   Landesbank Hessen-
      Thuerinigen Girozentrale                       4.1%
   Northern Trust Co.                                4.8%
   PNC Bank, NA                                      8.0%
   Rabobank Nederland                                4.9%
   Suntrust Bank                                     4.7%
   Toronto - Dominion Bank                           4.9%
   Wachovia Bank NA                                  4.9%

 * BOND INSURANCE

   FSA                                               4.7%
   MBIA                                              0.0%

VIRGINIA TAX-EXEMPT FUND  73.6%

   LETTER OF CREDIT

   Bank of America NA                                4.4%
   BB&T NA                                           5.2%
   Citibank, NA                                      8.8%
   Credit Suisse First Boston                        4.4%
   FNMA                                              8.3%
   JPMorganChase Bank                                4.4%
   KBC Bank NV                                       4.4%
   Suntrust Bank                                     4.4%
   US Bank NA                                        8.3%
   Wachovia Bank NA                                  4.4%

 * BOND INSURANCE

   AMBAC                                             9.6%
   FRMC                                              7.0%

LOUISIANA MUNICIPAL MONEY-MARKET FUND  80.8%

   LETTER OF CREDIT

   Bank of America NA                                4.7%
   Bank of New York                                  4.6%
   Bayerische Landesbank Girozentrale                4.6%
   BNP Paribas                                       4.6%
   FNMA                                              4.6%
   JPMorganChase Bank                                9.7%
   Natexis Banques Populaires                        9.7%
   Regions Bank                                      9.7%
   Suntrust Bank                                     4.6%

 * BOND INSURANCE

   AMBAC                                             9.7%
   FGIC                                              4.6%
   MBIA                                              9.7%

MINNESOTA MUNICIPAL MONEY-MARKET FUND  73.8%

   LETTER OF CREDIT

   BN-AMRO Bank NV                                   7.5%
   Allied Irish Bank, PLC                            4.2%
   Dexia Bank                                        4.2%
   FNMA                                              4.2%
   Harris Trust & Savings Bank                       4.8%
   Landesbank Hessen-
      Thuerinigen Girozentrale                       4.4%
   LaSalle Bank, NA                                  7.8%
   M&I Bank                                          4.8%
   US Bank NA                                        7.8%
   Wells Fargo Bank NA                               4.2%
   Westdeutsche Landesbank AG                        7.7%

 * BOND INSURANCE

   AMBAC                                             3.7%
   FRMC                                              4.8%
   MBIA                                              3.7

----------
*   Some securities may be backed by both a line of credit and bond insurance.

(5)  COMPOSITION OF NET ASSETS
At November 30, 2004, the composition of each Fund's net assets was as follows:

                                                PRIMARY         U.S. GOVERNMENT      U.S. TREASURY
                                                 FUND                 FUND                FUND
                                           -----------------   -----------------   -----------------
Par Value                                  $      17,032,383   $       1,360,326   $         465,240
Additional Paid-in-Capital                    17,015,350,168       1,358,965,302         464,774,452
                                           -----------------   -----------------   -----------------
Net Assets                                 $  17,032,382,551   $   1,360,325,628   $     465,239,692
                                           =================   =================   =================

                                             INTERSTATE     CALIFORNIA      CONNECTICUT       FLORIDA
                                                FUND           FUND            FUND             FUND
                                           -------------   -------------   -------------   -------------
Par Value                                  $     880,971   $      94,212   $      18,944   $      43,786
Additional-Paid-in-Capital                   880,090,350      94,117,866      18,924,807      43,742,088
                                           -------------   -------------   -------------   -------------
Net Assets                                 $ 880,971,321   $  94,212,078   $  18,943,751   $  43,785,874
                                           =============   =============   =============   =============

                                           MASSACHUSETTS      MICHIGAN       NEW JERSEY         OHIO
                                               FUND             FUND            FUND            FUND
                                           -------------   -------------   -------------   -------------
Par Value                                  $      15,611   $       8,773   $      50,091   $      12,107
Additional-Paid-in-Capital                    15,595,172       8,764,571      50,041,050      12,095,067
                                           -------------   -------------   -------------   -------------
Net Assets                                 $  15,610,783   $   8,773,344   $  50,091,141   $  12,107,174
                                           =============   =============   =============   =============

                                           PENNSYLVANIA       VIRGINIA       LOUISIANA       MINNESOTA       NEW YORK
                                               FUND             FUND            FUND            FUND           FUND
                                           -------------   -------------   -------------   -------------   -------------
Par Value                                  $      42,789   $      11,408   $          22   $          94   $     175,610
Additional-Paid-in-Capital                    42,745,884      11,396,826         216,428         942,572     175,434,160
                                           -------------   -------------   -------------   -------------   -------------
Net Assets                                 $  42,788,673   $  11,408,234   $     216,450   $     942,666   $ 175,609,770
                                           =============   =============   =============   =============   =============

The tax basis of each Fund's assets is the same as the basis for financial reporting at November 30, 2004.

(6)  CAPITAL SHARE TRANSACTIONS:
For the six months ended November 30, 2004 and for the year ended May 31, 2004, the capital share transactions of each class of each Fund that offers more than one class of shares were as follows (at $1 per share):

                                              SIX MONTHS ENDED NOVEMBER 30, 2004
                            -----------------------------------------------------------------------
PRIMARY FUND                    CLASS R          CLASS 95          CLASS 75            CLASS 70
------------                --------------    --------------    --------------    -----------------
Sold                         9,010,781,603        10,381,011       132,184,367           12,418,070
Reinvested                      15,655,021            50,104           245,062              100,561
Redeemed                    (9,078,909,694)       (9,159,989)      (79,163,820)         (17,030,950)
                            --------------    --------------    --------------    -----------------
Net Increase
  (Decrease)                   (52,473,070)        1,271,126        53,265,609           (4,512,319)
                            ==============    ==============    ==============    =================

PRIMARY FUND                 TREASURER'S
 (CONTINUED)                     TRUST           CLASS 45          CLASS 35            CLASS 25
------------                --------------    --------------    --------------    -----------------
Sold                         1,220,083,235        33,021,973        10,162,295          154,262,928
Reinvested                       1,946,491            80,199            33,969            5,459,996
Redeemed                    (1,025,837,825)      (33,801,026)      (11,069,046)        (781,409,249)
                            --------------    --------------    --------------    -----------------
Net Increase
  (Decrease)                   196,191,901          (698,854)         (872,782)        (621,686,325)
                            ==============    ==============    ==============    =================

PRIMARY FUND
 (CONTINUED)                   CLASS 20          CLASS 15          CLASS 12            CLASS 8
------------                --------------    --------------    --------------    -----------------
Sold                           596,768,800       786,978,077     2,935,746,729      129,047,420,424
Reinvested                       1,330,462         1,364,795         3,326,870           79,362,190
Redeemed                      (333,523,835)     (851,334,089)   (2,729,740,265)    (131,733,136,888)
                            --------------    --------------    --------------    -----------------
Net Increase
  (Decrease)                   264,575,427       (62,991,217)      209,333,334       (2,606,354,274)
                            ==============    ==============    ==============    =================

                                                TREASURER'S
U.S. GOVERNMENT FUND            CLASS R            TRUST           CLASS 45            CLASS 25
--------------------        --------------    --------------    --------------    -----------------
Sold                         1,375,952,900       106,940,111           270,233           40,056,880
Reinvested                       2,254,761           183,325               237              455,638
Redeemed                    (1,345,947,889)      (73,210,801)         (147,753)         (39,935,472)
                            --------------    --------------    --------------    -----------------
Net Increase                    32,259,772        33,912,635           122,717              577,046
                            ==============    ==============    ==============    =================

U.S. GOVERNMENT FUND (CONTINUED)                 CLASS 15          CLASS 12            CLASS 8
--------------------------------              --------------    --------------    -----------------
Sold                                                      --         9,000,000        3,843,940,852
Reinvested                                               698            41,551            2,971,935
Redeemed                                                  --                --       (3,785,838,655)
                                              --------------    --------------    -----------------
Net Increase                                             698         9,041,551           61,074,132
                                              ==============    ==============    =================

                                                                AUGUST 16, 2004* TO
                                               TREASURER'S       NOVEMBER 30, 2004
U.S. TREASURY FUND              CLASS R           TRUST               CLASS 75             CLASS 45
------------------          --------------    --------------    -------------------    -----------------
Sold                           831,134,265        95,482,956             20,998,430                   --
Reinvested                         615,561           336,572                  6,877                   45
Redeemed                      (874,983,946)     (261,208,133)           (12,809,067)                  --
                            --------------    --------------    -------------------    -----------------
Net Increase (decrease)        (43,234,120)     (165,388,605)             8,196,240                   45
                            ==============    ==============    ===================    =================

U.S. TREASURY FUND (CONTINUED)                   CLASS 25            CLASS 12               CLASS 8
------------------------------                --------------    -------------------    -----------------
Sold                                                      --                     --          135,797,136
Reinvested                                                54                     --              301,433
Redeemed                                                  --                     --         (145,320,711)
                                              --------------    -------------------    -----------------
Net Increase (decrease)                                   54                     --           (9,222,142)
                                              ==============    ===================    =================

----------
*   Inception of Class operations.

                                                        YEAR ENDED MAY 31, 2004
                            --------------------------------------------------------------------------------
                                                    AUGUST 12,                                AUGUST 12,
                                                       2003*                                     2003*
                                                    TO MAY 31,                                TO MAY 31,
                                                       2004                                      2004
PRIMARY FUND                      CLASS R            CLASS 95              CLASS 75            CLASS 70
------------                -----------------    -----------------    -----------------    -----------------
Sold                           20,492,086,031           28,770,877           52,035,749           42,530,293
Reinvested                          6,448,257               14,173               26,619               53,262
Redeemed                      (20,663,162,432)         (12,822,525)         (59,370,059)         (16,004,684)
                            -----------------    -----------------    -----------------    -----------------
Net Increase
  (Decrease)                     (164,628,144)          15,962,525           (7,307,691)          26,578,871
                            =================    =================    =================    =================

PRIMARY FUND                   TREASURER'S
 (CONTINUED)                      TRUST               CLASS 45            CLASS 35              CLASS 25
------------                -----------------    -----------------    -----------------    -----------------
Sold                            2,149,546,722           56,366,608           12,513,626        3,201,569,491
Reinvested                          2,447,763               79,438               20,638           13,446,891
Redeemed                       (2,205,708,621)         (53,889,009)          (7,483,112)      (3,391,279,598)
                            -----------------    -----------------    -----------------    -----------------
Net Increase
  (Decrease)                      (53,714,136)           2,557,037            5,051,152         (176,263,216)
                            =================    =================    =================    =================

                                                    FEBRUARY 24,                                JUNE 25,
                                                        2004*                                     2003*
                                                     TO MAY 31,                                TO MAY 31,
PRIMARY FUND                                            2004                                      2004
 (CONTINUED)                     CLASS 20             CLASS 15             CLASS 12             CLASS 8
------------                -----------------    -----------------    -----------------    -----------------
Sold                                      115        1,456,812,277        2,451,762,075      134,482,237,478
Reinvested                                 --            1,362,603            1,932,007           82,981,062
Redeemed                                   --       (2,013,520,375)      (2,125,547,033)    (128,606,759,068)
                            -----------------    -----------------    -----------------    -----------------
Net Increase
  (Decrease)                              115         (555,345,495)         328,147,049        5,958,459,472
                            =================    =================    =================    =================

                                                    TREASURER'S
U.S. GOVERNMENT FUND             CLASS R               TRUST               CLASS 45             CLASS 25
--------------------        -----------------    -----------------    -----------------    -----------------
Sold                            3,021,703,909           61,748,962            1,683,161           62,663,950
Reinvested                            867,803               46,329                7,530              375,764
Redeemed                       (3,015,856,505)         (49,021,737)          (7,502,931)         (47,146,097)
                            -----------------    -----------------    -----------------    -----------------
Net Increase (Decrease)             6,715,207           12,773,554           (5,812,240)          15,893,617
                            =================    =================    =================    =================

                                                                          FEBRUARY 24,
                                                                             2004*
                                                                           TO MAY 31,
                                                                              2004
U.S. GOVERNMENT FUND (CONTINUED)                      CLASS 15              CLASS 12            CLASS 8
--------------------------------                 -----------------    -----------------    -----------------
Sold                                                        31,402            1,000,100        1,817,993,320
Reinvested                                                     943                  340            2,034,027
Redeemed                                                   (31,401)                  --       (1,585,670,210)
                                                 -----------------    -----------------    -----------------
Net Increase (Decrease)                                        944            1,000,440          234,357,137
                                                 =================    =================    =================

                                                                                               AUGUST 7,
                                                                                                 2003*
                                                                                               TO MAY 31,
                                                                         TREASURER'S             2004
U.S. TREASURY FUND                                    CLASS R               TRUST              CLASS 45
------------------                               -----------------    -----------------    -----------------
Sold                                                 1,597,058,010          183,946,111               10,643
Reinvested                                                 316,627              995,194                   44
Redeemed                                            (1,576,074,000)        (215,410,017)                (643)
                                                 -----------------    -----------------    -----------------
Net Increase (Decrease)                                 21,300,637          (30,468,712)              10,044
                                                 =================    =================    =================

                                                     AUGUST 7,           FEBRUARY 24,
                                                       2003*                 2004*
                                                     TO MAY 31,           TO MAY 31,
                                                       2004                  2004
U.S. TREASURY FUND (CONTINUED)                       CLASS 25              CLASS 12             CLASS 8
------------------------------                   -----------------    -----------------    -----------------
Sold                                                        10,000                  100           72,573,589
Reinvested                                                      58                   --              137,317
Redeemed                                                        --                   --          (37,195,324)
                                                 -----------------    -----------------    -----------------
Net Increase (Decrease)                                     10,058                  100           35,515,582
                                                 =================    =================    =================

                                       SIX MONTHS ENDED                   OCTOBER 1,           OCTOBER 1,
                                      NOVEMBER 30, 2004                     2004*                2004*
                            --------------------------------------     TO NOVEMBER 30,       TO NOVEMBER 30,
INTERSTATE TAX-EXEMPT                               TREASURER'S             2004                  2004
FUND                             CLASS R               TRUST              CLASS 75              CLASS 70
---------------------       -----------------    -----------------    -----------------    -----------------
Sold                              516,505,158           85,724,970                  100           29,507,620
Reinvested                            453,609               76,644                   --                6,615
Redeemed                         (519,579,967)         (79,571,265)                  --          (27,803,669)
                            -----------------    -----------------    -----------------    -----------------
Net Increase (Decrease)            (2,621,200)           6,230,349                  100            1,710,566
                            =================    =================    =================    =================

                                                   SIX MONTHS ENDED NOVEMBER 30, 2004
INTERSTATE TAX-EXEMPT       --------------------------------------------------------------------------------
FUND (CONTINUED)                CLASS 45              CLASS 25             CLASS 15             CLASS 8
---------------------       -----------------    -----------------    -----------------    -----------------
Sold                                        4           16,152,191                    0        2,204,897,996
Reinvested                                 42               85,072                  587            2,853,445
Redeemed                                   (5)         (16,095,799)                  (0)      (1,720,508,584)
                            -----------------    -----------------    -----------------    -----------------
Net Increase (Decrease)                    41              141,465                  587          487,242,857
                            =================    =================    =================    =================

                                                                   YEAR ENDED MAY 31, 2004
                                                 -----------------------------------------------------------
                                                                       AUGUST 7, 2003
INTERSTATE TAX-EXEMPT                               TREASURER'S        TO MAY 31, 2004*
FUND (CONTINUED)                 CLASS R               TRUST               CLASS 45             CLASS 25
---------------------       -----------------    -----------------    -----------------    -----------------
Sold                              956,117,978          204,132,027               10,000           42,163,525
Reinvested                            265,314               96,414                   45              127,864
Redeemed                         (953,227,161)        (210,879,759)                  --          (44,215,837)
                            -----------------    -----------------    -----------------    -----------------
Net Increase (Decrease)             3,156,131           (6,651,318)              10,045           (1,924,448)
                            =================    =================    =================    =================

                                                                                    YEAR ENDED
                                                                                   MAY 31, 2004
INTERSTATE TAX-EXEMPT                                                 --------------------------------------
FUND (CONTINUED)                                                           CLASS 15             CLASS 8
---------------------                                                 -----------------    -----------------
Sold                                                                                  2          522,753,544
Reinvested                                                                          857              437,118
Redeemed                                                                             --         (457,090,828)
                                                                      -----------------    -----------------
Net Increase (Decrease)                                                             859           66,099,834
                                                                      =================    =================

----------
*   Commencement of Class operations.

(7)  FINANCIAL HIGHLIGHTS:

Contained below is per share operating performance data for a share of beneficial interest outstanding of each Fund for each of the periods as indicated:

                                                                   CLASS R
                           ----------------------------------------------------------------------------------------
                           SIX MONTHS                                       YEARS
                              ENDED                                      ENDED MAY 31,
                           NOVEMBER 30,     -----------------------------------------------------------------------
                              2004              2004           2003          2002           2001           2000
                           ------------     -----------    -----------    -----------    -----------    -----------
PRIMARY FUND

Net asset value at
  beginning of period      $     1.0000     $    1.0000    $    1.0000    $    1.0000    $    1.0000    $    1.0000
                           ------------     -----------    -----------    -----------    -----------    -----------
Net investment income            0.0026          0.0011         0.0065         0.0187         0.0511         0.0492
Dividends from net
  investment income             (0.0026)        (0.0011)       (0.0065)       (0.0187)       (0.0511)       (0.0492)
                           ------------     -----------    -----------    -----------    -----------    -----------
Net asset value at
  end of period            $     1.0000     $    1.0000    $    1.0000    $    1.0000    $    1.0000    $    1.0000
                           ============     ===========    ===========    ===========    ===========    ===========
Total Return                       0.26%           0.11%          0.65%          1.90%          5.29%          4.92%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  period (millions)        $    6,014.7     $   6,067.2    $   6,231.8    $   6,462.0    $   6,241.8    $   4,355.9
Ratio of expenses to
  average net assets               1.00%(a)        1.00%(b)       1.00%          1.01%          1.00%          1.00%
Ratio of net investment
  income to average
  net assets                       0.52%(a)        0.10%(b)       0.64%          1.86%          5.11%          4.74%

                                     CLASS 95                                               CLASS 75
                           ---------------------------     ---------------------------------------------------------------------
                            SIX MONTHS      AUGUST 12,      SIX MONTHS          YEAR          YEAR          YEAR        MAY 29,
                               ENDED           2003*          ENDED            ENDED         ENDED         ENDED       2001*
                           NOVEMBER 30,     TO MAY 31,     NOVEMBER 30,        MAY 31,       MAY 31,       MAY 31,    TO MAY 31,
                               2004            2004            2004             2004          2003          2002        2001
                           ------------     ----------     ------------      ----------    ----------    ----------   ----------
PRIMARY FUND
  (CONTINUED)

Net asset value at
  beginning of
  period                   $     1.0000     $   1.0000     $     1.0000      $   1.0000    $   1.0000    $   1.0000   $   1.0000
                           ------------     ----------     ------------      ----------    ----------    ----------   ----------
Net investment
  income                         0.0029         0.0009           0.0039          0.0035        0.0090        0.0213       0.0003
Dividends from
  net investment
  income                        (0.0029)       (0.0009)         (0.0039)        (0.0035)      (0.0090)      (0.0213)     (0.0003)
                           ------------     ----------     ------------      ----------    ----------    ----------   ----------
Net asset value at
  end of period            $     1.0000     $   1.0000     $     1.0000      $   1.0000    $   1.0000    $   1.0000   $   1.0000
                           ============     ==========     ============      ==========    ==========    ==========   ==========
Total Return                       0.29%          0.09%            0.39%           0.35%         0.90%         2.16%        0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  period
  (millions)               $       17.2     $     16.0     $       60.1      $      6.8    $     14.1    $     23.5   $     34.7
Ratio of expenses
  to average
  net assets                       0.95%(a)       0.95%(a)         0.75%(a)        0.75%         0.75%         0.76%        0.75%(a)
Ratio of net
  investment
  income to
  average net
  assets                           0.57%(a)       0.14%(a)         0.77%(a)        0.37%         0.95%         2.33%        3.97%(a)

                                    CLASS 70                                       TREASURER'S TRUST
                          ----------------------------      ----------------------------------------------------------------
                           SIX MONTHS       AUGUST 12,       SIX MONTHS         YEAR        YEAR        YEAR       MAY 29,
                              ENDED            2003*            ENDED           ENDED       ENDED       ENDED       2001*
                          NOVEMBER 30,      TO MAY 31,      NOVEMBER 30,       MAY 31,     MAY 31,     MAY 31,    TO MAY 31,
                              2004             2004             2004            2004        2003        2002        2001
                          ------------      ----------      ------------      ---------   ---------   ---------   ----------
PRIMARY FUND
  (CONTINUED)
Net asset value at
  beginning of
  period                  $     1.0000      $   1.0000      $     1.0000      $  1.0000   $  1.0000   $  1.0000   $   1.0000
                          ------------      ----------      ------------      ---------   ---------   ---------   ----------
Net investment
  income                        0.0041          0.0029            0.0046         0.0050      0.0105      0.0228       0.0003
Dividends from
  net investment
  income                       (0.0041)        (0.0029)          (0.0046)       (0.0050)    (0.0105)    (0.0228)     (0.0003)
                          ------------      ----------      ------------      ---------   ---------   ---------   ----------
Net asset value
  at end of
  period                  $     1.0000      $   1.0000      $     1.0000      $  1.0000   $  1.0000   $  1.0000   $   1.0000
                          ============      ==========      ============      =========   =========   =========   ==========
Total Return                      0.41%           0.29%             0.46%          0.50%       1.06%       2.32%        0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  period
  (millions)              $       22.1      $     26.6      $      639.9      $   443.7   $   497.4   $   510.0   $    224.5
Ratio of expenses
  to average
  net assets                      0.70%(a)        0.70%(a)          0.60%(a)       0.60%       0.60%       0.60%        0.60%(a)
Ratio of net
  investment
  income to
  average
  net assets                      0.82%(a)        0.39%(a)          0.92%(a)       0.50%       1.04%       2.05%        4.12%(a)

                                                                  CLASS 45
                                    --------------------------------------------------------------------
                                     SIX MONTHS          YEAR         YEAR         YEAR         MAY 29,
                                        ENDED            ENDED        ENDED        ENDED         2001*
                                    NOVEMBER 30,        MAY 31,      MAY 31,      MAY 31,     TO MAY 31,
                                        2004             2004         2003         2002          2001
                                    ------------       ---------    ---------    ---------    ----------
PRIMARY FUND
  (CONTINUED)
Net asset value at beginning of
  period                            $     1.0000       $  1.0000    $  1.0000    $  1.0000    $   1.0000
                                    ------------       ---------    ---------    ---------    ----------
Net investment income                     0.0054          0.0065       0.0120       0.0243        0.0004
Dividends from net investment
  income                                 (0.0054)        (0.0065)     (0.0120)     (0.0243)      (0.0004)
                                    ------------       ---------    ---------    ---------    ----------
Net asset value at end of period    $     1.0000       $  1.0000    $  1.0000    $  1.0000    $   1.0000
                                    ============       =========    =========    =========    ==========
Total Return                                0.54%           0.65%        1.21%        2.48%         0.04%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions) $       15.3       $    16.0    $    13.5    $    23.1    $      7.4
Ratio of expenses to average
  net assets                                0.45%(a)        0.45%        0.45%        0.45%         0.45%(a)
Ratio of net investment income to
  average net assets                        1.08%(a)        0.65%        1.23%        2.13%         4.27%(a)

                                                                   CLASS 35
                                               -----------------------------------------------
                                                SIX MONTHS           YEAR             JULY 1,
                                                   ENDED             ENDED             2002*
                                               NOVEMBER 30,         MAY 31,         TO MAY 31,
                                                   2004              2004              2003
                                               ------------       ----------        ----------
PRIMARY FUND
  (CONTINUED)
Net asset value at beginning of period         $     1.0000       $   1.0000        $   1.0000
                                               ------------       ----------        ----------
Net investment income                                0.0059           0.0050            0.0075
Dividends from net investment income                (0.0059)         (0.0050)          (0.0075)
                                               ------------       ----------        ----------
Net asset value at end of period               $     1.0000       $   1.0000        $   1.0000
                                               ============       ==========        ==========
Total Return                                           0.59%            0.51%             0.76%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)            $        4.2       $      5.1        $       --
Ratio of expenses to average net assets                0.35%(a)         0.35%(a)+         0.35%(a)+
Ratio of net investment income to
  average net assets                                   1.18%(a)         0.74%(a)+         1.45%(a)+

                                                                  CLASS 25
                                    --------------------------------------------------------------------
                                     SIX MONTHS          YEAR         YEAR         YEAR         MAY 29,
                                        ENDED            ENDED        ENDED        ENDED         2001*
                                    NOVEMBER 30,        MAY 31,      MAY 31,      MAY 31,     TO MAY 31,
                                        2004             2004         2003         2002          2001
                                    ------------       ---------    ---------    ---------    ----------
PRIMARY FUND
  (CONTINUED)
Net asset value at beginning
  of period                         $     1.0000       $  1.0000    $  1.0000    $  1.0000    $   1.0000
                                    ------------       ---------    ---------    ---------    ----------
Net investment income                     0.0064          0.0085       0.0140       0.0263        0.0004
Dividends from net investment
  income                                 (0.0064)        (0.0085)     (0.0140)     (0.0263)      (0.0004)
                                    ------------       ---------    ---------    ---------    ----------
Net asset value at end of period    $     1.0000       $  1.0000    $  1.0000    $  1.0000    $   1.0000
                                    ============       =========    =========    =========    ==========
Total Return                                0.64%           0.86%        1.42%        2.69%         0.04%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)                        $      726.7       $ 1,348.4    $ 1,524.7    $ 2,113.4    $    442.0
Ratio of expenses to average
  net assets                                0.25%(a)        0.25%        0.25%        0.25%         0.25%(a)
Ratio of net investment income
  to average net assets                     1.28%(a)        0.84%        1.41%        2.31%         4.47%(a)

                                       CLASS 20                                            CLASS 15
                             -----------------------------     ---------------------------------------------------------------
                              SIX MONTHS      FEBRUARY 17,      SIX MONTHS          YEAR             YEAR           JULY 30,
                                ENDED           2004* TO          ENDED            ENDED            ENDED             2001*
                             NOVEMBER 30,       MAY 31,        NOVEMBER 30,       MAY 31,          MAY 31,             TO
                                 2004             2004             2004             2004             2003             2002
                             ------------     ------------     ------------     ------------     ------------     ------------
PRIMARY FUND
  (CONTINUED)
Net asset value at
  beginning of
  period                     $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000
                             ------------     ------------     ------------     ------------     ------------     ------------
Net investment
  income                           0.0067           0.0025           0.0069           0.0095           0.0150           0.0205
Dividends from net
  investment
  income                          (0.0067)         (0.0025)         (0.0069)         (0.0095)         (0.0150)         (0.0205)
                             ------------     ------------     ------------     ------------     ------------     ------------
Net asset value at
  end of period              $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000
                             ============     ============     ============     ============     ============     ============
Total Return                         0.67%            0.26%            0.69%            0.96%            1.52%            2.08%

RATIOS/SUPPLEMENTAL DATA
Net assets end
  of period
  (millions)                 $      264.6     $         --     $       73.7     $      136.7     $      692.0     $       34.1
Ratio of expenses
  to average
  net assets                         0.20%(a)         0.20%(a)         0.15%(a)         0.15%            0.15%            0.15%(a)
Ratio of net
  investment
  income to average
  net assets                         1.33%(a)         0.89%(a)         1.38%(a)         0.95%            1.30%            2.07%(a)

                                                                                            CLASS 12
                                                                                -----------------------------
                                                                                 SIX MONTHS        JUNE 25,
                                                                                   ENDED           2003* TO
                                                                                NOVEMBER 30,       MAY 31,
                                                                                    2004             2004
                                                                                ------------     ------------
PRIMARY FUND
 (CONTINUED)
Net asset value at beginning of period                                          $     1.0000     $     1.0000
                                                                                ------------     ------------
Net investment income                                                                 0.0071           0.0090
Dividends from net investment income                                                 (0.0071)         (0.0090)
                                                                                ------------     ------------
Net asset value at end of period                                                $     1.0000     $     1.0000
                                                                                ============     ============
Total Return                                                                            0.71%            0.91%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                                             $      537.5     $      328.1
Ratio of expenses to average net assets                                                 0.12%(a)         0.12%(a)
Ratio of net investment income to average net assets                                    1.41%(a)         0.97%(a)

                                                                                           CLASS 8
                                                               --------------------------------------------------------------
                                                                SIX MONTHS          YEAR             YEAR           JULY 27,
                                                                  ENDED            ENDED            ENDED           2001* TO
                                                               NOVEMBER 30,       MAY 31,          MAY 31,          MAY 31,
                                                                   2004             2004             2003             2002
                                                               ------------     ------------     ------------     ------------
PRIMARY FUND
 (CONTINUED)
Net asset value at beginning of period                         $     1.0000     $     1.0000     $     1.0000     $     1.0000
                                                               ------------     ------------     ------------     ------------
Net investment income                                                0.0073           0.0102           0.0157           0.0214
Dividends from net investment income                                (0.0073)         (0.0102)         (0.0157)         (0.0214)
                                                               ------------     ------------     ------------     ------------
Net asset value at end of period                               $     1.0000     $     1.0000     $     1.0000     $     1.0000
                                                               ============     ============     ============     ============
Total Return                                                           0.73%            1.03%            1.59%            2.17%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                            $    8,656.4     $   11,262.8     $    5,304.3     $    2,818.3
Ratio of expenses to average net assets                                0.08%(a)         0.08%            0.08%            0.08%(a)
Ratio of net investment income to
  average net assets                                                   1.45%(a)         1.02%            1.45%            2.25%(a)

                                                                          CLASS R
                             -------------------------------------------------------------------------------------------------
                              SIX MONTHS                                           YEARS
                                 ENDED                                          ENDED MAY 31,
                             NOVEMBER 30,     --------------------------------------------------------------------------------
                                 2004             2004             2003             2002             2001             2000
                             ------------     ------------     ------------     ------------     ------------     ------------
U.S. GOVERNMENT FUND
Net asset value at
  beginning of
  period                     $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000
                             ------------     ------------     ------------     ------------     ------------     ------------
Net investment income              0.0026           0.0010           0.0050           0.0149           0.0493           0.0471
Dividends from net
  investment income               (0.0026)         (0.0010)         (0.0050)         (0.0149)         (0.0493)         (0.0471)
                             ------------     ------------     ------------     ------------     ------------     ------------
Net asset value at
  end of period              $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000
                             ============     ============     ============     ============     ============     ============
Total Return                         0.26%            0.10%            0.50%            1.50%            5.12%            4.71%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  period (millions)          $      885.7     $      853.5     $      846.7     $      902.3     $      887.1     $      667.7
Ratio of expenses to
  average net assets                 1.00%(a)         1.00%(b)         1.00%            1.01%            1.01%            1.00%
Ratio of net investment
  income to average
  net assets                         0.52%(a)         0.08%(b)         0.50%            1.44%            4.93%            4.12%

                                                                              TREASURER'S TRUST
                                              --------------------------------------------------------------------------------
                                               SIX MONTHS          YEAR             YEAR             YEAR           MAY 29,
                                                 ENDED            ENDED            ENDED            ENDED           2001* TO
                                              NOVEMBER 30,        MAY 31,          MAY 31,          MAY 31,          MAY 31,
                                                  2004             2004             2003             2002             2001
                                              ------------     ------------     ------------     ------------     ------------
U.S. GOVERNMENT FUND
  (CONTINUED)
Net asset value at beginning
  of period                                   $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000
                                              ------------     ------------     ------------     ------------     ------------
Net investment income                               0.0046           0.0049           0.0090           0.0189           0.0003
Dividends from net investment
  income                                           (0.0046)         (0.0049)         (0.0090)         (0.0189)         (0.0003)
                                              ------------     ------------     ------------     ------------     ------------
Net asset value at end of period              $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000
                                              ============     ============     ============     ============     ============
Total Return                                          0.46%            0.49%            0.91%            1.91%            0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)           $       53.2     $       19.3     $        6.5     $        4.0     $       15.6
Ratio of expenses to average
  net assets                                          0.60%(a)         0.60%            0.60%            0.60%            0.60%(a)
Ratio of net investment income to
  average net assets                                  0.92%(a)         0.48%            0.83%            2.16%            3.47%(a)

                                                                                  CLASS 45
                                              --------------------------------------------------------------------------------
                                               SIX MONTHS          YEAR             YEAR             YEAR           MAY 29,
                                                 ENDED            ENDED            ENDED            ENDED           2001* TO
                                              NOVEMBER 30,        MAY 31,          MAY 31,          MAY 31,          MAY 31,
                                                  2004             2004             2003             2002             2001
                                              ------------     ------------     ------------     ------------     ------------
U.S. GOVERNMENT FUND
  (CONTINUED)
Net asset value at beginning
  of period                                   $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000
                                              ------------     ------------     ------------     ------------     ------------
Net investment income                               0.0054           0.0064           0.0105           0.0203           0.0003
Dividends from net investment
  income                                           (0.0054)         (0.0064)         (0.0105)         (0.0203)         (0.0003)
                                              ------------     ------------     ------------     ------------     ------------
Net asset value at end of period              $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000
                                              ============     ============     ============     ============     ============
Total Return                                          0.54%            0.64%            1.06%            2.06%            0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)           $        0.1     $        0.0     $        5.8     $        0.4     $        4.4
Ratio of expenses to average
  net assets                                          0.45%(a)         0.44%            0.45%            0.45%            0.45%(a)
Ratio of net investment income
  to average net assets                               1.07%(a)         0.66%            0.86%            2.73%            3.62%(a)

                                                                                  CLASS 25
                                              -------------------------------------------------------------------------------
                                               SIX MONTHS          YEAR             YEAR             YEAR           MAY 29,
                                                 ENDED            ENDED            ENDED            ENDED           2001* TO
                                              NOVEMBER 30,        MAY 31,          MAY 31,          MAY 31,          MAY 31,
                                                  2004             2004             2003             2002             2001
                                              ------------     ------------     ------------     ------------     ------------
U.S. GOVERNMENT FUND
  (CONTINUED)
Net asset value at beginning
  of period                                   $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000
                                              ------------     ------------     ------------     ------------     ------------
Net investment income                               0.0064           0.0084           0.0125           0.0224           0.0003
Dividends from net investment
  income                                           (0.0064)         (0.0084)         (0.0125)         (0.0224)         (0.0003)
                                              ------------     ------------     ------------     ------------     ------------
Net asset value at end of period              $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000
                                              ============     ============     ============     ============     ============
Total Return                                          0.64%            0.84%            1.27%            2.28%            0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)           $       66.6     $       66.0     $       50.1     $       90.7     $        3.8
Ratio of expenses to average
  net assets                                          0.25%(a)         0.25%            0.25%            0.25%            0.25%(a)
Ratio of net investment income to
  average net assets                                  1.28%(a)         0.83%            1.28%            1.71%            3.82%(a)

                                                                 CLASS 15                                   CLASS 12
                                              ----------------------------------------------     -----------------------------
                                               SIX MONTHS          YEAR         NOVEMBER 18,      SIX MONTHS      FEBRUARY 24,
                                                 ENDED            ENDED           2002* TO          ENDED           2004* TO
                                              NOVEMBER 30,        MAY 31,          MAY 31,        NOVEMBER 30,       MAY 31,
                                                  2004             2004             2003             2004             2004
                                              ------------     ------------     ------------     ------------     ------------
U.S. GOVERNMENT FUND
  (CONTINUED)
Net asset value at beginning
  of period                                   $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000
                                              ------------     ------------     ------------     ------------     ------------
Net investment income                               0.0069           0.0094           0.0061           0.0070           0.0025
Dividends from net
  investment income                                (0.0069)         (0.0094)         (0.0061)         (0.0070)         (0.0025)
                                              ------------     ------------     ------------     ------------     ------------
Net asset value at end
  of period                                   $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000
                                              ============     ============     ============     ============     ============
Total Return                                          0.69%            0.94%            0.61%            0.70%            0.25%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)                                  $        0.1     $        0.1     $        0.1     $       10.0     $        1.0
Ratio of expenses to
  average net assets                                  0.15%(a)         0.15%            0.15%(a)         0.12%(a)         0.13%(a)
Ratio of net investment
  income to average
  net assets                                          1.38%(a)         0.93%            1.17%(a)         1.40%(a)         0.96%(a)

                                                                                   CLASS 8
                                                               ----------------------------------------------
                                                                SIX MONTHS          YEAR           JUNE 7,
                                                                  ENDED            ENDED           2002* TO
                                                               NOVEMBER 30,       MAY 31,          MAY 31,
                                                                   2004             2004             2003
                                                               ------------     ------------     ------------
U.S. GOVERNMENT FUND (CONTINUED)
Net asset value at beginning of period                         $     1.0000     $     1.0000     $     1.0000
                                                               ------------     ------------     ------------
Net investment income                                                0.0072           0.0101           0.0142
Dividends from net investment income                                (0.0072)         (0.0101)         (0.0142)
                                                               ------------     ------------     ------------
Net asset value at end of period                               $     1.0000     $     1.0000     $     1.0000
                                                               ============     ============     ============
Total Return                                                           0.72%            1.01%            1.44%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                            $      344.6     $      283.5     $       49.1
Ratio of expenses to average net assets                                0.08%(a)         0.08%            0.08%(a)
Ratio of net investment income to
  average net assets                                                   1.44%(a)         1.00%            1.20%(a)

                                                                           CLASS R
                             ---------------------------------------------------------------------------------------------------
                              SIX MONTHS                                              YEARS
                                 ENDED                                             ENDED MAY 31,
                             NOVEMBER 30,        -------------------------------------------------------------------------------
                                 2004                2004              2003            2002             2001             2000
                             ------------        ------------      ------------    ------------     ------------     -----------
U.S. TREASURY FUND
Net asset value at
  beginning of period        $     1.0000        $    (1.0000      $     1.0000    $     1.0000     $     1.0000     $    1.0000
                             ------------        ------------      ------------    ------------     ------------     -----------
Net investment income              0.0017              0.0009            0.0047          0.0166           0.0468          0.0443
Dividends from net
  investment income               (0.0017)            (0.0009)          (0.0047)        (0.0166)         (0.0468)        (0.0443)
                             ------------        ------------      ------------    ------------     ------------     -----------
Net asset value at
  end of period              $     1.0000        $     1.0000      $     1.0000    $     1.0000     $     1.0000     $    1.0000
                             ============        ============      ============    ============     ============     ===========
Total Return                         0.17%               0.09%             0.47%           1.68%            4.82%           4.43%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  period (millions)          $      334.3        $      377.5      $      356.2    $      344.3     $      401.2     $     397.2
Ratio of expenses to
  average net assets                 1.00%(a)(b)         1.00%(b)          1.00%           1.00%(b)         1.04%(b)        1.00%(b)
Ratio of net investment
  income (loss) to
  average net assets                 0.34%(a)(b)        (0.02%)(b)         0.47%           1.61%(b)         4.63%(b)        4.12%(b)

                               CLASS 75                                      TREASURER'S TRUST
                             ------------     --------------------------------------------------------------------------------
                              AUGUST 16,       SIX MONTHS                                                            MAY 29,
                               2004* TO           ENDED                     YEARS ENDED MAY 31,                       2001*
                             NOVEMBER 30,     NOVEMBER 30,     ----------------------------------------------      TO MAY 31,
                                 2004             2004             2004             2003             2002             2001
                             ------------     ------------     ------------     ------------     ------------     ------------
U.S. TREASURY FUND
  (CONTINUED)
Net asset value at
  beginning of period        $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000
                             ------------     ------------     ------------     ------------     ------------     ------------
Net investment income              0.0023           0.0036           0.0039           0.0086           0.0203           0.0003
Dividends from net
  investment income               (0.0023)         (0.0036)         (0.0039)         (0.0086)         (0.0203)         (0.0003)
                             ------------     ------------     ------------     ------------     ------------     ------------
Net asset value at
  end of period              $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000
                             ============     ============     ============     ============     ============     ============
Total Return                         0.23%            0.36%            0.39%            0.87%            2.06%            0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  period (millions)          $        8.2     $       86.0     $      251.4     $      281.9     $      257.9     $       28.4
Ratio of expenses to
  average net assets                 0.75%(a)         0.60%(a)         0.60%            0.60%            0.61%            0.60%(a)
Ratio of net investment
  income to average
  net assets                         0.78%(a)         0.73%(a)         0.39%            0.85%            1.44%            3.44%(a)

                                                         CLASS 45                          CLASS 25
                                              -----------------------------     -----------------------------
                                               SIX MONTHS       AUGUST 7,        SIX MONTHS       AUGUST 7,
                                                 ENDED             2003*            ENDED            2003*
                                              NOVEMBER 30,      TO MAY 31,      NOVEMBER 30,      TO MAY 31,
                                                  2004             2004             2004             2004
                                              ------------     ------------     ------------     ------------
U.S. TREASURY FUND
  (CONTINUED)
Net asset value at beginning of
   period                                     $     1.0000     $     1.0000     $     1.0000     $     1.0000
                                              ------------     ------------     ------------     ------------
Net investment income from
  investment operations                             0.0044           0.0043           0.0054           0.0058
Less dividends from net investment
  income                                           (0.0044)         (0.0043)         (0.0054)         (0.0058)
                                              ------------     ------------     ------------     ------------
Net asset value at end of period              $     1.0000     $     1.0000     $     1.0000     $     1.0000
                                              ============     ============     ============     ============
Total Return                                          0.44%            0.43%            0.54%            0.58%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)           $         --     $         --     $         --     $         --
Ratio of expenses to average net
  assets                                              0.45%(a)         0.43%(a)         0.25%(a)         0.26%(a)
Ratio of net investment income to
  average net assets                                  0.88%(a)         0.54%(a)         1.08%(a)         0.71%(a)

                                                                   CLASS 12
                                                        -------------------------------
                                                         SIX MONTHS        FEBRUARY 24,
                                                            ENDED              2004*
                                                        NOVEMBER 30,        TO MAY 31,
                                                            2004               2004
                                                        ------------       ------------
U.S. TREASURY FUND (CONTINUED)
Net asset value at beginning of period                  $     1.0000       $     1.0000
                                                        ------------       ------------
Net investment income from investment operations              0.0061             0.0022
Less dividends from net investment income                    (0.0061)           (0.0022)
                                                        ------------       ------------
Net asset value at end of period                        $     1.0000       $     1.0000
                                                        ============       ============
Total Return                                                    0.61%              0.22%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                     $         --       $         --
Ratio of expenses to average net assets                         0.12%(a)           0.12%(a)
Ratio of net investment income to average net assets            1.21%(a)           0.83%(a)

                                                                 CLASS 8
                                               -------------------------------------------
                                                SIX MONTHS           YEAR         JUNE 7,
                                                   ENDED             ENDED         2002*
                                               NOVEMBER 30,         MAY 31,     TO MAY 31,
                                                   2004              2004          2003
                                               ------------       ----------    ----------
U.S TREASURY FUND (CONTINUED)
Net asset value at beginning of period         $     1.0000       $   1.0000    $   1.0000
                                               ------------       ----------    ----------
Net investment income from
  investment operations                              0.0063           0.0091        0.0143
Less dividends from net investment income           (0.0063)         (0.0091)      (0.0143)
                                               ------------       ----------    ----------
Net asset value at end of period               $     1.0000       $   1.0000    $   1.0000
                                               ============       ==========    ==========
Total Return                                           0.63%            0.91%         1.44%

RATIOS/SUPPLEMENTAL DATA
Net asset value at end of period (millions)    $       36.7       $     45.9    $     10.4
Ratio of expenses to average net assets                0.08%(a)         0.08%         0.08%(a)
Ratio of net investment income to
  average net assets                                   1.26%(a)         0.90%         1.12%(a)

                                                                CLASS R
                            --------------------------------------------------------------------------------
                             SIX MONTHS
                               ENDED                                YEARS ENDED MAY 31,
                            NOVEMBER 30,       -------------------------------------------------------------
                                2004             2004         2003         2002         2001         2000
                            ------------       ---------    ---------    ---------    ---------    ---------
INTERSTATE
  TAX-EXEMPT FUND
Net asset value at
  beginning of period       $     1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                            ------------       ---------    ---------    ---------    ---------    ---------
Net investment income             0.0016          0.0010       0.0034       0.0108       0.0289       0.0267
Dividends from net
  investment income              (0.0016)        (0.0010)     (0.0034)     (0.0108)     (0.0289)     (0.0267)
                            ------------       ---------    ---------    ---------    ---------    ---------
Net asset value at end
  of period                 $     1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                            ============       =========    =========    =========    =========    =========
Total Return                        0.16%           0.10%        0.34%        1.09%        2.95%        2.67%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)                $      280.9       $   283.5    $   280.4    $   295.7    $   296.2    $   271.9
Ratio of expenses to
  average net assets                1.00%(a)        1.00%        1.00%        1.01%        1.01%        1.00%
Ratio of net investment
  income to average
  net assets                        0.31%(a)        0.00%        0.32%        1.08%        2.89%        2.60%
Ratio of expenses to
  average net assets
  net of fee waivers                0.99%(a)        0.90%        0.99%        1.01%        1.01%        1.00%
Ratio of net investment
  income to average
  net assets net of
  fee waivers                       0.32%(a)        0.10%        0.33%        1.08%        2.89%        2.60%

                                                          CLASS 70           CLASS 75
                                                        ------------       ------------
                                                          AUG. 16,           SEPT. 23,
                                                          2004* TO           2004* TO
                                                        NOVEMBER 30,       NOVEMBER 30,
                                                            2004               2004
                                                        ------------       ------------
INTERSTATE
  TAX-EXEMPT FUND (CONTINUED)
Net asset value at beginning of period                  $     1.0000       $     1.0000
                                                        ------------       ------------
Net investment income                                         0.0016             0.0016
Dividends from net investment income                         (0.0016)           (0.0016)
                                                        ------------       ------------
Net asset value at end of period                        $     1.0000       $     1.0000
                                                        ============       ============
Total Return                                                    0.16%              0.16%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                     $        1.7       $        0.0
Ratio of expenses to average net assets                         0.90%(a)           0.00%(a)
Ratio of net investment income to average net assets            0.96%(a)           0.59%(a)

                                                           TREASURER'S TRUST
                                    ----------------------------------------------------------------
                                     SIX MONTHS       YEAR         YEAR         YEAR       APRIL 17,
                                        ENDED         ENDED        ENDED        ENDED      2002* TO
                                    NOVEMBER 30,     MAY 31,      MAY 31,      MAY 31,      MAY 31,
                                        2004          2004         2003         2002         2001
                                    ------------    ---------    ---------    ---------    ---------
INTERSTATE
  TAX-EXEMPT FUND
  (CONTINUED)
Net asset value at beginning
  of period                         $     1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                    ------------    ---------    ---------    ---------    ---------
Net investment income                     0.0037       0.0040       0.0074       0.0149       0.0002
Dividends from net
  investment income                      (0.0037)     (0.0040)     (0.0074)     (0.0149)     (0.0002)
                                    ------------    ---------    ---------    ---------    ---------
Net asset value at end of period    $     1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                    ============    =========    =========    =========    =========
Total Return                                0.36%        0.40%        0.74%        1.50%        0.02%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)                        $       28.8    $    22.5    $    29.2    $    20.5    $    85.4
Ratio of expenses
  to average net assets                     0.60%(a)     0.60%        0.60%        0.61%        0.60%(a)
Ratio of net investment income
  to average net assets                     0.74%(a)     0.37%        0.71%        1.59%        2.56%(a)

                                                                   CLASS 45
                                                        -------------------------------
                                                         SIX MONTHS         AUGUST 7,
                                                            ENDED           2003* TO
                                                        NOVEMBER 30,         MAY 31,
                                                            2004              2004
                                                        ------------       ------------
INTERSTATE
  TAX-EXEMPT FUND (CONTINUED)
Net asset value at beginning of period                  $     1.0000       $     1.0000
                                                        ------------       ------------
Net investment income                                         0.0042             0.0044
Dividends from net investment income                         (0.0042)           (0.0044)
                                                        ------------       ------------
Net asset value at end of period                        $     1.0000       $     1.0000
                                                        ============       ============
Total Return                                                    0.42%              0.45%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                     $         --       $         --
Ratio of expenses to average net assets                         0.45%(a)           0.44%(a)
Ratio of net investment income to average net assets            0.84%(a)           0.55%(a)

                                                                CLASS 25
                                    ----------------------------------------------------------------
                                     SIX MONTHS       YEAR         YEAR         YEAR        MAY 29,
                                        ENDED         ENDED        ENDED        ENDED      2001* TO
                                    NOVEMBER 30,     MAY 31,      MAY 31,      MAY 31,      MAY 31,
                                        2004          2004         2003         2002         2001
                                    ------------    ---------    ---------    ---------    ---------
INTERSTATE
  TAX-EXEMPT FUND
  (CONTINUED)
Net asset value at beginning
  of period                         $     1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                    ------------    ---------    ---------    ---------    ---------
Net investment income                     0.0053       0.0075       0.0109       0.0184       0.0002
Dividends from net
  investment income                      (0.0053)     (0.0075)     (0.0109)     (0.0184)     (0.0002)
                                    ------------    ---------    ---------    ---------    ---------
Net asset value at end of period    $     1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                    ============    =========    =========    =========    =========
Total Return                                0.53%        0.75%        1.09%        1.86%        0.02%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)                        $       16.0    $    15.9    $    17.8    $    16.3    $    45.7
Ratio of expenses to average
  net assets                                0.25%(a)     0.25%        0.25%        0.26%        0.25%(a)
Ratio of net investment income
  to average net assets                     1.06%(a)     0.74%        1.07%        1.96%        2.91%(a)

                                             CLASS 15                                            CLASS 8
                           --------------------------------------------       --------------------------------------------
                            SIX MONTHS          YEAR        JANUARY 13,        SIX MONTHS          YEAR        JANUARY 13,
                               ENDED            ENDED        2003* TO             ENDED            ENDED        2003* TO
                           NOVEMBER 30,        MAY 31,        MAY 31,         NOVEMBER 30,        MAY 31,        MAY 31,
                               2004             2004           2003               2004             2004           2003
                           ------------       ---------    ------------       ------------       ---------    ------------
INTERSTATE
  TAX-EXEMPT FUND
  (CONTINUED)
Net asset value at
  beginning of period      $     1.0000       $  1.0000    $     1.0000       $     1.0000       $  1.0000    $     1.0000
                           ------------       ---------    ------------       ------------       ---------    ------------
Net investment
  income                         0.0058          0.0085          0.0039             0.0062          0.0092          0.0042
Dividends from net
  investment income             (0.0058)        (0.0085)        (0.0039)           (0.0062)        (0.0092)        (0.0042)
                           ------------       ---------    ------------       ------------       ---------    ------------
Net asset value at end
  of period                $     1.0000       $  1.0000    $     1.0000       $     1.0000       $  1.0000    $     1.0000
                           ============       =========    ============       ============       =========    ============
Total Return                       0.58%           0.86%           0.39%              0.62%           0.93%           0.42%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)               $        0.1       $     0.1    $        0.1       $      553.4       $    66.2    $        0.1
Ratio of expenses to
  average net assets               0.15%(a)        0.15%           0.15%(a)           0.08%(a)        0.08%           0.08%(a)
Ratio of net investment
  income to average
  net assets                       1.15%(a)        0.85%           1.03%(a)           1.34%(a)        0.92%           1.10%(a)

                             SIX MONTHS
                                ENDED                              YEARS ENDED MAY 31,
                            NOVEMBER 30,       -------------------------------------------------------------
                                2004             2004         2003         2002         2001         2000
                            ------------       ---------    ---------    ---------    ---------    ---------
NEW YORK
  TAX-EXEMPT FUND
Net asset value at
  beginning of period       $     1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                            ------------       ---------    ---------    ---------    ---------    ---------
Net investment income             0.0016          0.0006       0.0034       0.0095       0.0281       0.0258
Dividends from net
  investment income              (0.0016)        (0.0006)     (0.0034)     (0.0095)     (0.0281)     (0.0258)
                            ------------       ---------    ---------    ---------    ---------    ---------
Net asset value at end
  of period                 $     1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                            ============       =========    =========    =========    =========    =========
Total Return                        0.16%           0.06%        0.34%        0.95%        2.87%        2.58%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  period (millions)         $      175.6       $   172.6    $   228.4    $   234.4    $   281.6    $   228.4
Ratio of expenses to
  average net assets                1.00%(a)        1.02%        1.00%        1.01%        1.01%        1.00%
Ratio of net investment
  income (loss) to
  average net assets                0.31%(a)       (0.07)%       0.33%        0.94%        2.81%        2.55%
Ratio of expenses to
  average net assets
  net of fee waivers                0.99%(a)        0.89%        0.99%        1.01%        1.01%        1.00%
Ratio of net investment
  income to average
  net assets net of
  fee waivers                       0.32%(a)        0.06%        0.34%        0.94%        2.81%        2.55%

                             SIX MONTHS                                                               JULY 2,
                                ENDED                         YEARS ENDED MAY 31,                    1999* TO
                            NOVEMBER 30,       ------------------------------------------------       MAY 31,
                                2004              2004         2003         2002         2001          2000
                            ------------       ---------    ---------    ---------    ---------    ------------
CALIFORNIA
  TAX-EXEMPT FUND
Net asset value at
  beginning of period       $     1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000    $     1.0000
                            ------------       ---------    ---------    ---------    ---------    ------------
Net investment income             0.0015          0.0006       0.0033       0.0098       0.0236          0.0208
Dividends from net
  investment income              (0.0015)        (0.0006)     (0.0033)     (0.0098)     (0.0236)        (0.0208)
                            ------------       ---------    ---------    ---------    ---------    ------------
Net asset value at end
  of period                 $     1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000    $     1.0000
                            ============       =========    =========    =========    =========    ============
Total Return                        0.15%           0.06%        0.33%        0.98%        2.42%           2.27%(a)

RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)                $       94.2       $   101.2    $   109.0    $   109.3    $   136.2    $       91.4
Ratio of expenses to
  average net assets                1.00%(a)        1.00%        1.00%        1.01%        1.00%           1.00%(a)
Ratio of net investment
  income (loss) to
  average net assets                0.28%(a)       (0.05)%       0.31%        1.00%        2.36%           2.27%(a)
Ratio of expenses to
  average net assets net
  of fee waivers                    0.98%(a)        0.89%        0.99%        1.01%        1.00%           0.96%(a)
Ratio of net investment
  income to average
  net assets net of
  fee waivers                       0.30%(a)        0.06%        0.32%        1.00%        2.36%           2.31%(a)

                             SIX MONTHS
                                ENDED                               YEARS ENDED MAY 31,
                            NOVEMBER 30,       -------------------------------------------------------------
                                2004              2004         2003         2002         2001         2000
                            ------------       ---------    ---------    ---------    ---------    ---------
CONNECTICUT
  TAX-EXEMPT FUND
Net asset value at
  beginning of period       $     1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                            ------------       ---------    ---------    ---------    ---------    ---------
Net investment income             0.0015          0.0006       0.0025       0.0092       0.0273       0.0248
Dividends from net
  investment income              (0.0015)        (0.0006)     (0.0025)     (0.0092)     (0.0273)     (0.0248)
                            ------------       ---------    ---------    ---------    ---------    ---------
Net asset value at end
  of period                 $     1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                            ============       =========    =========    =========    =========    =========
Total Return                        0.15%           0.06%        0.25%        0.92%        2.75%        2.48%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)                $       18.9       $    21.5    $    36.4    $    41.2    $    40.2    $    51.1
Ratio of expenses to
  average net assets                1.01%(a)        1.00%        1.00%        1.01%        1.01%        1.00%
Ratio of net investment
  income (loss) to
  average net assets                0.29%(a)       (0.08)%       0.23%        0.92%        2.73%        2.42%
Ratio of expenses to
  average net assets net
  of fee waivers                    1.00%(a)        0.86%        0.98%        1.01%        1.01%        1.00%
Ratio of net investment
  income to average
  net assets net of
  fee waivers                       0.30%(a)        0.06%        0.25%        0.92%        2.73%        2.42%

                             SIX MONTHS
                                ENDED                               YEARS ENDED MAY 31,
                            NOVEMBER 30,       -------------------------------------------------------------
                                2004              2004         2003         2002         2001         2000
                            ------------       ---------    ---------    ---------    ---------    ---------
FLORIDA
  TAX-EXEMPT FUND
Net asset value at
  beginning of period       $     1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                            ------------       ---------    ---------    ---------    ---------    ---------
Net investment income             0.0016          0.0006       0.0036       0.0105       0.0294       0.0272
Dividends from net
  investment income              (0.0016)        (0.0006)     (0.0036)     (0.0105)     (0.0294)     (0.0272)
                            ------------       ---------    ---------    ---------    ---------    ---------
Net asset value at end
  of period                 $     1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                            ============       =========    =========    =========    =========    =========
Total Return                        0.16%           0.06%        0.36%        1.05%        2.98%        2.72%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)                $       43.8       $    39.5    $    45.9    $    32.1    $    28.9    $    28.9
Ratio of expenses to
  average net assets                1.00%(a)        1.00%        1.00%        1.00%        1.01%        1.00%
Ratio of net investment
  income (loss) to
  average net assets                0.33%(a)       (0.03)%       0.34%        0.99%        2.94%        2.68%
Ratio of expenses to
  average net assets
  net of fee waivers                1.00%(a)        0.91%        0.99%        1.00%        1.01%        1.00%
Ratio of net investment
  income to average
  net assets net of
  fee waivers                       0.33%(a)        0.06%        0.35%        0.99%        2.94%        2.68%

                             SIX MONTHS
                                ENDED                               YEARS ENDED MAY 31,
                            NOVEMBER 30,       -------------------------------------------------------------
                                2004              2004         2003         2002         2001         2000
                            ------------       ---------    ---------    ---------    ---------    ---------
MASSACHUSETTS
  TAX-EXEMPT FUND
Net asset value at
  beginning of period       $     1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                            ------------       ---------    ---------    ---------    ---------    ---------
Net investment income             0.0015          0.0006       0.0030       0.0099       0.0279       0.0256
Dividends from net
  investment income              (0.0015)        (0.0006)     (0.0030)     (0.0099)     (0.0279)     (0.0256)
                            ------------       ---------    ---------    ---------    ---------    ---------
Net asset value at end
  of period                 $     1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                            ============       =========    =========    =========    =========    =========
Total Return                        0.15%           0.06%        0.30%        0.99%        2.85%        2.56%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  period (millions)         $       15.6       $    17.8    $    20.8    $    21.0    $    18.8    $    16.1
Ratio of expenses to
  average net assets                1.00%(a)        1.01%        1.00%        1.00%        1.00%        1.00%
Ratio of net investment
  income (loss) to
  average net assets                0.29%(a)       (0.07)%       0.28%        0.99%        2.79%        2.55%
Ratio of expenses to
  average net assets
  net of fee waivers                1.00%(a)        0.88%        0.98%        1.00%        1.00%        1.00%
Ratio of net investment
  income to average
  net assets net of
  fee waivers                       0.29%(a)        0.06%        0.30%        0.99%        2.79%        2.55%

                             SIX MONTHS
                                ENDED                               YEARS ENDED MAY 31,
                            NOVEMBER 30,       -------------------------------------------------------------
                                2004              2004         2003         2002         2001         2000
                            ------------       ---------    ---------    ---------    ---------    ---------
MICHIGAN
  TAX-EXEMPT FUND
Net asset value at
  beginning of period       $     1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                            ------------       ---------    ---------    ---------    ---------    ---------
Net investment income             0.0015          0.0006       0.0029       0.0080       0.0276       0.0263
Dividends from net
  investment income              (0.0015)        (0.0006)     (0.0029)     (0.0080)     (0.0276)     (0.0263)
                            ------------       ---------    ---------    ---------    ---------    ---------
Net asset value at end
  of period                 $     1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                            ============       =========    =========    =========    =========    =========
Total Return                        0.15%           0.06%        0.29%        0.81%        2.83%        2.63%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)                $        8.8       $    12.1    $     7.9    $     8.5    $     4.8    $     2.2
Ratio of expenses to
  average net assets                1.00%(a)        1.00%        1.00%        1.01%        1.00%        1.00%
Ratio of net investment
  income (loss) to
  average net assets                0.30%(a)       (0.03)%       0.27%        0.63%        2.76%        2.60%
Ratio of expenses to
  average net assets
  net of fee waivers                1.00%(a)        0.91%        0.98%        1.00%        1.00%        1.00%
Ratio of net investment
  income to average
  net assets net of
  fee waivers                       0.30%(a)        0.06%        0.29%        0.64%        2.76%        2.60%

                             SIX MONTHS
                                ENDED                               YEARS ENDED MAY 31,
                            NOVEMBER 30,       -------------------------------------------------------------
                                2004              2004         2003         2002         2001         2000
                            ------------       ---------    ---------    ---------    ---------    ---------
NEW JERSEY
  TAX-EXEMPT FUND
Net asset value at
  beginning of period       $     1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                            ------------       ---------    ---------    ---------    ---------    ---------
Net investment income             0.0015          0.0006       0.0029       0.0101       0.0277       0.0249
Dividends from net
  investment income              (0.0015)        (0.0006)     (0.0029)     (0.0101)     (0.0277)     (0.0249)
                            ------------       ---------    ---------    ---------    ---------    ---------
Net asset value at end
  of period                 $     1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                            ============       =========    =========    =========    =========    =========
Total Return                        0.15%           0.06%        0.29%        1.01%        2.83%        2.49%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)                $       50.1       $    50.2    $    56.0    $    57.5    $    52.9    $    44.4
Ratio of expenses to
  average net assets                1.00%(a)        1.00%        1.00%        1.01%        1.01%        1.05%
Ratio of net investment
  income (loss) to
  average net assets                0.29%(a)       (0.07)%       0.25%        0.94%        2.77%        2.46%
Ratio of expenses to
  average net assets
  net of fee waivers                0.99%(a)        0.87%        0.97%        1.01%        1.01%        1.05%
Ratio of net investment
  income to average
  net assets net of
  fee waivers                       0.30%(a)        0.06%        0.28%        0.94%        2.77%        2.46%

                             SIX MONTHS
                                ENDED                               YEARS ENDED MAY 31,
                            NOVEMBER 30,       -------------------------------------------------------------
                                2004              2004         2003         2002         2001         2000
                            ------------       ---------    ---------    ---------    ---------    ---------
OHIO
  TAX-EXEMPT FUND
Net asset value at
  beginning of period       $     1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                            ------------       ---------    ---------    ---------    ---------    ---------
Net investment income             0.0017          0.0006       0.0030       0.0082       0.0281       0.0256
Dividends from net
  investment income              (0.0017)        (0.0006)     (0.0030)     (0.0082)     (0.0281)     (0.0256)
                            ------------       ---------    ---------    ---------    ---------    ---------
Net asset value at
  end of period             $     1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                            ============       =========    =========    =========    =========    =========
Total Return                        0.17%           0.06%        0.30%        0.83%        2.88%        2.56%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)                $       12.1       $    10.9    $    10.4    $     5.7    $     8.1    $     8.9
Ratio of expenses to
  average net assets                1.00%(a)        1.01%        1.00%        1.01%        1.00%        1.00%
Ratio of net investment
  income (loss) to
  average net assets                0.35%(a)       (0.03)%       0.28%        0.81%        2.81%        2.95%
Ratio of expenses to
  average net assets
  net of fee waivers                1.00%(a)        0.92%        0.99%        1.01%        1.00%        1.00%
Ratio of net investment
  income to average
  net assets net of
  fee waivers                       0.35%(a)        0.06%        0.29%        0.81%        2.81%        2.95%

                             SIX MONTHS
                                ENDED                               YEARS ENDED MAY 31,
                            NOVEMBER 30,       -------------------------------------------------------------
                                2004              2004         2003         2002         2001         2000
                            ------------       ---------    ---------    ---------    ---------    ---------
PENNSYLVANIA
  TAX-EXEMPT FUND
Net asset value at
  beginning of period       $     1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                            ------------       ---------    ---------    ---------    ---------    ---------
Net investment income             0.0017          0.0007       0.0036       0.0097       0.0287       0.0276
Dividends from net
  investment income              (0.0017)        (0.0007)     (0.0036)     (0.0097)     (0.0287)     (0.0276)
                            ------------       ---------    ---------    ---------    ---------    ---------
Net asset value at
  end of period             $     1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                            ============       =========    =========    =========    =========    =========
Total Return                        0.17%           0.07%        0.36%        0.97%        2.97%        2.76%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)                $       42.8       $    46.1    $    40.6    $    51.5    $    34.1    $    21.1
Ratio of expenses to
  average net assets                1.00%(a)        1.00%        1.00%        1.01%        1.00%        1.00%
Ratio of net investment
  income (loss) to
  average net assets                0.33%(a)       (0.01)%       0.34%        0.89%        2.87%        2.73%
Ratio of expenses to
  average net assets
  net of fee waivers                1.00%(a)        0.93%        1.00%        1.01%        1.00%        1.00%
Ratio of net investment
  income to average
  net assets net of
  fee waivers                       0.33%(a)        0.07%        0.34%        0.89%        2.87%        2.73%

                             SIX MONTHS                                                             MARCH 3,
                                ENDED                        YEARS ENDED MAY 31,                    2000* TO
                            NOVEMBER 30,       ------------------------------------------------     MAY 31,
                                2004              2004         2003         2002         2001         2000
                            ------------       ---------    ---------    ---------    ---------    ---------
VIRGINIA
  TAX-EXEMPT FUND
Net asset value at
  beginning of period       $     1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                            ------------       ---------    ---------    ---------    ---------    ---------
Net investment income             0.0016          0.0006       0.0025       0.0069       0.0253       0.0075
Dividends from net
  investment income              (0.0016)        (0.0006)     (0.0025)     (0.0069)     (0.0253)     (0.0075)
                            ------------       ---------    ---------    ---------    ---------    ---------
Net asset value at
  end of period             $     1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                            ============       =========    =========    =========    =========    =========
Total Return                        0.16%           0.06%        0.25%        0.69%        2.77%        3.08%(a)

RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)                $       11.4       $    11.0    $    11.3    $    13.0    $     6.7    $     2.1
Ratio of expenses to
  average net assets                1.00%(a)        1.00%        1.00%        1.01%        1.00%        1.01%(a)
Ratio of net investment
  income (loss) to
  average net assets                0.32%(a)       (0.04)%       0.19%        0.58%        2.53%        3.19%(a)
Ratio of expenses to
  average net assets
  net of fee waivers                0.99%(a)        0.90%        0.95%        0.99%        1.00%        0.97%(a)
Ratio of net investment
  income to average
  net assets net of
  fee waivers                       0.33%(a)        0.06%        0.24%        0.60%        2.53%        3.23%(a)

                                               SIX MONTHS                                     APRIL 17
                                                  ENDED             YEARS ENDED MAY 31,       2002* TO
                                              NOVEMBER 30,       ------------------------     MAY 31,
                                                  2004              2004         2003           2002
                                              ------------       ----------    ----------    ----------
LOUISIANA MUNICIPAL
  MONEY-MARKET FUND
Net asset value at beginning of period        $     1.0000       $   1.0000    $   1.0000    $   1.0000
                                              ------------       ----------    ----------    ----------
Net investment income                               0.0014           0.0007        0.0032        0.0014
Dividends from net investment income               (0.0014)         (0.0007)      (0.0032)      (0.0014)
                                              ------------       ----------    ----------    ----------
Net asset value at end of period              $     1.0000       $   1.0000    $   1.0000    $   1.0000
                                              ============       ==========    ==========    ==========
Total Return                                          0.14%            0.07%         0.32%         0.14%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)           $        0.2       $      0.2    $      0.1    $      0.1
Ratio of expenses to average net assets               1.00%(a)         1.00%         1.00%         1.04%(a)
Ratio of net investment income (loss) to
  average net assets                                  0.24%(a)        (0.30)%       (0.11)%        0.36%(a)
Ratio of expenses to average net assets
  net of fee waivers                                  0.98%(a)         0.64%         0.57%         0.00%(a)
Ratio of net investment income to average
  net assets net of fee waivers                       0.26%(a)         0.06%         0.32%         1.15%(a)

                                               SIX MONTHS                                     APRIL 17
                                                  ENDED            YEARS ENDED MAY 31,        2002* TO
                                              NOVEMBER 30,       ------------------------      MAY 31,
                                                  2004              2004          2003          2002
                                              ------------       ----------    ----------    ----------
MINNESOTA MUNICIPAL
  MONEY-MARKET FUND
Net asset value at beginning of period        $     1.0000       $   1.0000    $   1.0000    $   1.0000
                                              ------------       ----------    ----------    ----------
Net investment income                               0.0014           0.0006        0.0044        0.0017
Dividends from net investment income               (0.0014)         (0.0006)      (0.0044)      (0.0017)
                                              ------------       ----------    ----------    ----------
Net asset value at end of period              $     1.0000       $   1.0000    $   1.0000    $   1.0000
                                              ============       ==========    ==========    ==========
Total Return                                          0.14%            0.06%         0.44%         0.17%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)           $        0.9       $      0.6    $      0.2    $      0.1
Ratio of expenses to average net assets               1.00%(a)         1.01%         1.00%         1.04%(a)
Ratio of net investment income (loss) to
  average net assets                                  0.27%(a)        (0.17)%        0.12%         0.36%(a)
Ratio of expenses to average net assets
  net of fee waivers                                  0.98%(a)         0.78%         0.69%         0.00%(a)
Ratio of net investment income to average
  net assets net of fee waivers                       0.28%(a)         0.06%         0.43%         1.40%(a)

----------
*    Inception of Class Operations.
+ The Fund did not have assets as shown outstanding during the entire period indicated. Therefore, ratios were annualized based on the period that the class held assets and therefore was allocated income and expenses.
(a)  Annualized.

----------
(b) Due to the voluntary waiver of certain expenses for certain Classes by RMCI, the net expense and net investment income ratios amounted to:

                                  SIX MONTHS
                                     ENDED                            YEARS ENDED MAY 31,
                                 NOVEMBER 30,      ---------------------------------------------------------
     U.S. TREASURY CLASS R           2004             2004        2003        2002        2001        2000
                                 ------------      ---------   ---------   ---------   ---------   ---------
     Expense Ratio                       0.98%(a)       0.89%       1.00%       0.97%       0.99%       0.86%
     Net Investment Income               0.36%(a)       0.09%       0.47%       1.64%       4.68%       4.26%

                                                                    U. S. GOVERNMENT FUND
                                                                           CLASS R
                                                PRIMARY FUND   -------------------------------
                                                   CLASS R      SIX MONTHS
                                                ------------       ENDED
                                                 YEAR ENDED    NOVEMBER 30,        YEAR ENDED
                                                MAY 31, 2004       2004           MAY 31, 2004
                                                ------------   ------------       ------------
     Expense Ratio                                      0.99%          1.00%(a)           0.98%
     Net Investment Income                              0.10%          0.52%(a)           0.10%

(8) SUBSEQUENT EVENT

Subsequent to the period covered by this report, management determined that certain of the Funds' service contracts and distribution plans had lapsed due to an administrative error. Reserve Management Company, Inc. is taking all necessary steps to remedy this, including obtaining Board and shareholder approval of the retention of fees paid and the approval of new service contracts and distribution plans.

                                 EXPENSE EXAMPLE

As a shareholder of a Fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at June 1, 2004 and held for the entire period ending November 30, 2004.

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for any of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                        BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID
                             JUNE 1, 2004          NOVEMBER 30, 2004     DURING PERIOD*
                        -----------------------   --------------------   --------------
PRIMARY FUND CLASS R
Actual                        $   1,000.00            $     995.00          $  5.00
Hypothetical                  $   1,000.00            $   1,020.00          $  5.05

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

PRIMARY FUND CLASS 95
Actual                        $  1,000.00             $   995.25            $  4.75
Hypothetical                  $  1,000.00             $ 1,020.25            $  4.80

* Expenses are equal to the Fund's annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

                        BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID
                             JUNE 1, 2004          NOVEMBER 30, 2004     DURING PERIOD*
                        -----------------------   --------------------   --------------
PRIMARY FUND CLASS 75
Actual                        $  1,000.00             $   996.25            $  3.75
Hypothetical                  $  1,000.00             $ 1,021.25            $  3.79

* Expenses are equal to the Fund's annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

PRIMARY FUND CLASS 70
Actual                        $  1,000.00             $   996.50            $  3.50
Hypothetical                  $  1,000.00             $ 1,021.50            $  3.54

* Expenses are equal to the Fund's annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

PRIMARY FUND CLASS
  TREASURER'S TRUST
Actual                        $  1,000.00             $   997.00            $  3.00
Hypothetical                  $  1,000.00             $ 1,022.00            $  3.03

* Expenses are equal to the Fund's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

PRIMARY FUND CLASS 45
Actual                        $  1,000.00             $   997.75            $  2.25
Hypothetical                  $  1,000.00             $ 1,022.75            $  2.28

* Expenses are equal to the Fund's annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

PRIMARY FUND CLASS 35
Actual                        $  1,000.00             $   998.25            $  1.75
Hypothetical                  $  1,000.00             $ 1,023.25            $  1.77

* Expenses are equal to the Fund's annualized expense ratio of 0.35%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

PRIMARY FUND CLASS 25
Actual                        $  1,000.00             $   998.75            $  1.25
Hypothetical                  $  1,000.00             $ 1,023.75            $  1.26

* Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

PRIMARY FUND CLASS 20
Actual                        $  1,000.00             $   999.00            $  1.00
Hypothetical                  $  1,000.00             $ 1,024.00            $  1.01

* Expenses are equal to the Fund's annualized expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

PRIMARY FUND CLASS 15
Actual                        $  1,000.00             $   999.25            $  0.75
Hypothetical                  $  1,000.00             $ 1,024.25            $  0.76

* Expenses are equal to the Fund's annualized expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

                        BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID
                             JUNE 1, 2004          NOVEMBER 30, 2004     DURING PERIOD*
                        -----------------------   --------------------   --------------
PRIMARY FUND CLASS 12
Actual                        $  1,000.00             $   999.40            $  0.60
Hypothetical                  $  1,000.00             $ 1,024.40            $  0.61

* Expenses are equal to the Fund's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

PRIMARY FUND CLASS 8
Actual                        $  1,000.00             $   999.60            $  0.40
Hypothetical                  $  1,000.00             $ 1,024.60            $  0.40

* Expenses are equal to the Fund's annualized expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. GOVERNMENT FUND
  CLASS R
Actual                        $  1,000.00             $   995.00            $  5.00
Hypothetical                  $  1,000.00             $ 1,020.00            $  5.05

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. GOVERNMENT FUND
  CLASS TREASURER'S
  TRUST
Actual                        $  1,000.00             $   947.00            $  3.00
Hypothetical                  $  1,000.00             $ 1,022.00            $  3.03

* Expenses are equal to the Fund's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. GOVERNMENT FUND
  CLASS 45
Actual                        $  1,000.00             $   997.75            $  2.25
Hypothetical                  $  1,000.00             $ 1,022.75            $  2.28

* Expenses are equal to the Fund's annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. GOVERNMENT FUND
  CLASS 25
Actual                        $  1,000.00             $   998.75            $  1.25
Hypothetical                  $  1,000.00             $ 1,023.75            $  1.26

* Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. GOVERNMENT FUND
  CLASS 15
Actual                        $  1,000.00             $   999.25            $  0.75
Hypothetical                  $  1,000.00             $ 1,024.25            $  0.76

* Expenses are equal to the Fund's annualized expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. GOVERNMENT FUND
  CLASS 12
Actual                        $  1,000.00             $   999.40            $  0.60
Hypothetical                  $  1,000.00             $ 1,024.40            $  0.61

* Expenses are equal to the Fund's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

                        BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID
                             JUNE 1, 2004          NOVEMBER 30, 2004     DURING PERIOD*
                        -----------------------   --------------------   --------------
U.S. GOVERNMENT FUND
  CLASS 8
Actual                        $  1,000.00             $   999.60            $  0.40
Hypothetical                  $  1,000.00             $ 1,024.60            $  0.40

* Expenses are equal to the Fund's annualized expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. TREASURY FUND
  CLASS R
Actual                        $  1,000.00             $   995.00            $  5.00
Hypothetical                  $  1,000.00             $ 1,020.00            $  5.05

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. TREASURY FUND
  CLASS 75
Actual                        $  1,000.00             $   996.25            $  3.75
Hypothetical                  $  1,000.00             $ 1,021.25            $  3.79

* Expenses are equal to the Fund's annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. TREASURY FUND
  CLASS TREASURER'S
  TRUST
Actual                        $  1,000.00             $   997.00            $  3.00
Hypothetical                  $  1,000.00             $ 1,022.00            $  3.03

* Expenses are equal to the Fund's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. TREASURY FUND
  CLASS 45
Actual                        $  1,000.00             $   997.75            $  2.25
Hypothetical                  $  1,000.00             $ 1,022.75            $  2.28

* Expenses are equal to the Fund's annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. TREASURY FUND
  CLASS 25
Actual                        $  1,000.00             $   998.75            $  1.25
Hypothetical                  $  1,000.00             $ 1,023.75            $  1.26

* Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. TREASURY FUND
  CLASS 12
Actual                        $  1,000.00             $   999.40            $  0.60
Hypothetical                  $  1,000.00             $ 1,024.40            $  0.61

* Expenses are equal to the Fund's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. TREASURY FUND
  CLASS 8
Actual                        $  1,000.00             $   999.60            $  0.40
Hypothetical                  $  1,000.00             $ 1,024.60            $  0.40

* Expenses are equal to the Fund's annualized expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

                        BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID
                             JUNE 1, 2004          NOVEMBER 30, 2004     DURING PERIOD*
                        -----------------------   --------------------   --------------
INTERSTATE TAX-EXEMPT
  CLASS R
Actual                        $  1,000.00             $   995.00            $  5.00
Hypothetical                  $  1,000.00             $ 1,020.00            $  5.05

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

INTERSTATE TAX-EXEMPT
  TREASURER'S TRUST
Actual                        $  1,000.00             $   997.00            $  3.00
Hypothetical                  $  1,000.00             $ 1,022.00            $  3.03

* Expenses are equal to the Fund's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

INTERSTATE TAX-EXEMPT
  CLASS 75
Actual                        $  1,000.00             $   996.25            $  3.75
Hypothetical                  $  1,000.00             $ 1,021.25            $  3.79

* Expenses are equal to the Fund's annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

INTERSTATE TAX-EXEMPT
  CLASS 70
Actual                        $  1,000.00             $ 1,000.00            $  0.00
Hypothetical                  $  1,000.00             $ 1,025.00            $  0.00

* Expenses are equal to the Fund's annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

INTERSTATE TAX-EXEMPT
  CLASS 45
Actual                        $  1,000.00             $   997.75            $  2.25
Hypothetical                  $  1,000.00             $ 1,022.75            $  2.28

* Expenses are equal to the Fund's annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

INTERSTATE TAX-EXEMPT
  CLASS 25
Actual                        $  1,000.00             $   998.75            $  1.25
Hypothetical                  $  1,000.00             $ 1,023.75            $  1.26

* Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

INTERSTATE TAX-EXEMPT
  CLASS 15
Actual                        $  1,000.00             $   999.25            $  0.75
Hypothetical                  $  1,000.00             $ 1,024.25            $  0.76

* Expenses are equal to the Fund's annualized expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

INTERSTATE TAX-EXEMPT
  CLASS 8
Actual                        $  1,000.00             $   999.60            $  0.40
Hypothetical                  $  1,000.00             $ 1,024.60            $  0.40

* Expenses are equal to the Fund's annualized expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

                        BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID
                             JUNE 1, 2004          NOVEMBER 30, 2004     DURING PERIOD*
                        -----------------------   --------------------   --------------
CALIFORNIA TAX-EXEMPT
Actual                        $  1,000.00             $   995.00            $  5.00
Hypothetical                  $  1,000.00             $ 1,020.00            $  5.05

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

CONNECTICUT TAX-EXEMPT
Actual                        $  1,000.00             $   995.00            $  5.00
Hypothetical                  $  1,000.00             $ 1,020.00            $  5.05

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

FLORIDA TAX-EXEMPT
Actual                        $  1,000.00             $   995.00            $  5.00
Hypothetical                  $  1,000.00             $ 1,020.00            $  5.05

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

MASSACHUSETTS TAX-EXEMPT
Actual                        $  1,000.00             $   995.00            $  5.00
Hypothetical                  $  1,000.00             $ 1,020.00            $  5.05

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

MICHIGAN TAX-EXEMPT
Actual                        $  1,000.00             $   995.00            $  5.00
Hypothetical                  $  1,000.00             $ 1,020.00            $  5.05

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

NEW JERSEY TAX-EXEMPT
Actual                        $  1,000.00             $   995.00            $  5.00
Hypothetical                  $  1,000.00             $ 1,020.00            $  5.05

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

OHIO TAX-EXEMPT
Actual                        $  1,000.00             $   995.00            $  5.00
Hypothetical                  $  1,000.00             $ 1,020.00            $  5.05

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

PENNSYLVANIA TAX-EXEMPT
Actual                        $  1,000.00             $   995.00            $  5.00
Hypothetical                  $  1,000.00             $ 1,020.00            $  5.05

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

                        BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID
                             JUNE 1, 2004          NOVEMBER 30, 2004     DURING PERIOD*
                        -----------------------   --------------------   --------------
VIRGINIA TAX-EXEMPT
Actual                        $  1,000.00             $   995.00            $  5.00
Hypothetical                  $  1,000.00             $ 1,020.00            $  5.05

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

NEW YORK TAX-EXEMPT
Actual                        $  1,000.00             $   995.00            $  5.00
Hypothetical                  $  1,000.00             $ 1,020.00            $  5.05

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

LOUISIANA MUNICIPAL
  MONEY-MARKET FUND
Actual                        $  1,000.00             $   995.00            $  5.00
Hypothetical                  $  1,000.00             $ 1,020.00            $  5.05

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

MINNESOTA MUNICIPAL
  MONEY-MARKET FUND
Actual                        $  1,000.00             $   995.00            $  5.00
Hypothetical                  $  1,000.00             $ 1,020.00            $  5.05

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

                    AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of each Fund are the responsibility of that Fund's investment adviser, RMCI. RMCI is primarily responsible for determining how to vote proxies with respect to companies in which the respective Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 800-637-1700 to request a copy or by visiting the SEC's website at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available on the SEC's website or by calling the toll-free number listed above.

                  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[H&R BLOCK(R) FINANCIAL ADVISORS LOGO]                        Presorted Standard
                                                                 U.S. Postage
719 Griswold St., Ste. 1700                                          PAID
Detroit, MI 48226-3318                                            Bronx, NY
                                                               Permit No. 8898


Investment services and securities products offered through H&R Block Financial Advisors, Inc., member NYSE/SIPC, a subsidiary of H&R Block, Inc. H&R Block, Inc. is not a registered broker-dealer.

THIS LITERATURE IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN APPROPRIATE CURRENT PROSPECTUS.

Distributor--Resrv Partners, Inc.
RF/HRBFA-Combo/Semi-Annual 11/04

ITEM 2.     CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable, as the schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATES.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act") as of a date within 90 days of the filing of this report, the Chairman (principal executive officer) and Treasurer (principal financial officer) of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported within the required time periods and is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

(a) Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as
Exhibit 99.CERT.

(b) Certification of chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached as Exhibit 99.906CERT.

                                   SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


The Reserve Fund

By:         /s/ Bruce R. Bent
            -----------------
            Name: Bruce R. Bent
            Title: Chairman and CEO

Date: April 20, 2005


            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:         /s/ Bruce R. Bent
            ------------------
            Name: Bruce R. Bent
            Title: Chairman and CEO

Date: April 20, 2005


By:         /s/ Arthur T. Bent III
            ----------------------
            Name: Arthur T. Bent III
            Title: Treasurer (Principal Financial Officer)

Date: April 20, 2005